UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Amy J. Lee 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: May 31

Date of reporting period: May 31, 2013 to August 31, 2013

Item 1.                      Schedule of Investments.
                    Attached hereto.

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF
Portfolio of Investments
August 31, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 57.6%
	Agriculture - 1.7%
$3,196,000	Altria Group, Inc.	BBB	8.500%	11/10/2013	N/A	$ 3,242,067

	Auto Manufacturers - 2.3%
4,254,000	Daimler Finance North America LLC	A-	6.500%	11/15/2013	N/A	4,301,896

	Banks - 11.3%
3,894,000	Bank of Nova Scotia (Canada)	A+	2.375%	12/17/2013	N/A	3,918,431
1,019,000	BB&T Corp., Series MTN	A-	3.375%	09/25/2013	N/A	1,020,747
2,141,000	Canadian Imperial Bank of Commerce (Canada)	A+	1.450%	09/13/2013	N/A	2,141,578
3,740,000	Citigroup, Inc.	A-	6.000%	12/13/2013	N/A	3,796,646
5,009,000	Goldman Sachs Group, Inc.	A-	5.250%	10/15/2013	N/A	5,035,798
1,917,000	JPMorgan Chase & Co., Series 2	A	1.650%	09/30/2013	N/A	1,918,863
204,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.000%	11/12/2013	N/A	204,357
1,332,000	US Bancorp, Series MTN	A+	1.125%	10/30/2013	N/A	1,333,032
2,121,000	Wells Fargo & Co.	A	4.950%	10/16/2013	N/A	2,131,654
						21,501,106

	Beverages - 2.2%
2,343,000	Coca-Cola Co.(a)	AA-	0.750%	11/15/2013	N/A	2,344,368
908,000	Coca-Cola HBC Finance BV (Netherlands)	BBB	5.125%	09/17/2013	N/A	909,322
917,000	PepsiCo, Inc.	A-	0.875%	10/25/2013	N/A	917,541
						4,171,231

	Building Materials - 1.0%
1,908,000	CRH America, Inc.	BBB+	5.300%	10/15/2013	N/A	1,917,565

	Chemicals - 0.7%
1,363,000	ICI Wilmington, Inc.	BBB+	5.625%	12/01/2013	N/A	1,379,481

	Computers - 4.1%
1,630,000	Dell, Inc.	BBB	1.400%	09/10/2013	N/A	1,630,044
3,289,000	Hewlett-Packard Co.	BBB+	1.250%	09/13/2013	N/A	3,289,092
2,850,000	International Business Machines Corp.	AA-	6.500%	10/15/2013	N/A	2,869,688
						7,788,824

	Diversified Financial Services - 12.7%
2,019,000	Caterpillar Financial Services Corp., Series MTN	A	6.200%	09/30/2013	N/A	2,028,269
510,000	Caterpillar Financial Services Corp., Series MTN	A	1.550%	12/20/2013	N/A	511,724
7,329,000	Ford Motor Credit Co., LLC	BBB-	7.000%	10/01/2013	N/A	7,364,377
5,109,000	General Electric Capital Corp., Series MTN	AA+	1.875%	09/16/2013	N/A	5,111,560
1,824,000	General Electric Capital Corp., Series GMTN	AA+	5.400%	09/20/2013	N/A	1,827,947
1,519,000	International Lease Finance Corp., Series MTN	BBB-	5.625%	09/20/2013	N/A	1,522,798
2,324,000	International Lease Finance Corp., Series MTN	BBB-	6.625%	11/15/2013	N/A	2,350,726
1,461,000	John Deere Capital Corp., Series MTN	A	4.900%	09/09/2013	N/A	1,461,742
1,984,000	SLM Corp., Series MTNA	BBB-	5.000%	10/01/2013	N/A	1,991,440
						24,170,583

	Electric - 0.7%
1,315,000	Georgia Power Co.	A	1.300%	09/15/2013	N/A	1,315,301

	Food - 0.9%
1,700,000	Mondelez International, Inc.	BBB-	5.250%	10/01/2013	N/A	1,706,006

	Insurance - 1.3%
1,569,000	Berkshire Hathaway Finance Corp.	AA	4.625%	10/15/2013	N/A	1,576,129
917,000	MetLife, Inc.	A-	5.000%	11/24/2013	N/A	926,270
						2,502,399

	Lodging - 0.3%
612,000	Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp.	BBB-	7.875%	11/01/2017	11/01/13 @ 104	644,130

	Media - 1.5%
2,864,000	Walt Disney Co., Series MTN	A	4.500%	12/15/2013	N/A	2,896,564

	Mining - 1.6%
3,029,000	Barrick Gold Financeco, LLC, Series GMTN	BBB	6.125%	09/15/2013	N/A	3,033,459

	Oil & Gas - 4.8%
6,930,000	BP Capital Markets PLC (United Kingdom)	A	5.250%	11/07/2013	N/A	6,989,376
1,388,000	EnCana Corp. (Canada)	BBB	4.750%	10/15/2013	N/A	1,394,419
815,000	Occidental Petroleum Corp.	A	1.450%	12/13/2013	N/A	817,328
						9,201,123

	Pharmaceuticals - 1.4%
2,630,000	Merck & Co., Inc.	AA	5.300%	12/01/2013	N/A	2,660,087

	Pipelines - 0.4%
713,000	Kinder Morgan Energy Partners, LP	BBB	5.000%	12/15/2013	N/A	721,589

	Retail - 1.8%
2,122,000	Home Depot, Inc.	A-	5.250%	12/16/2013	N/A	2,150,823
1,274,000	Wal-Mart Stores, Inc.	AA	0.750%	10/25/2013	N/A	1,274,514
						3,425,337

	Software - 0.9%
1,732,000	Microsoft Corp.	AAA	0.875%	09/27/2013	N/A	1,732,556

	Telecommunications - 6.0%
2,935,000	Cellco Partnership / Verizon Wireless Capital, LLC	BBB+	7.375%	11/15/2013	N/A	2,973,578
408,000	Qwest Communications International, Inc.	BB	7.125%	04/01/2018	04/01/14 @ 102	424,575
4,615,000	Telecom Italia Capital SA (Luxembourg)	BBB-	5.250%	11/15/2013	N/A	4,649,036
3,223,000	Vodafone Group PLC (United Kingdom)	A-	5.000%	12/16/2013	N/A	3,263,619
						11,310,808

	Total Corporate Bonds - 57.6%
	(Cost $109,581,794)					109,622,112

Principal
Amount	Description	Coupon	Yield	Maturity		Value
	US Treasury Security - 41.0%
$ 78,000,000	U.S. Treasury Bill	NR	0.019%	11/29/2013	N/A	$ 77,995,788
	(Cost $77,996,117)

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.1%
86,343	BNY Mellon Securities Lending Overnight Fund, 0.081267%(b) (c)					$ 86,343
	(Cost $86,343)

	Total Investments - 98.7%
	(Cost $187,664,254)					187,704,243
	Other Assets in excess of Liabilities - 1.3%					2,406,041
	Net Assets - 100.0%					$ 190,110,284

LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.   Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aaa.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)	Security, or portion thereof, was on loan at August 31, 2013.
(b)	At August 31, 2013, the total market value of the Fund's securities on loan was $84,056 and the total market value of the collateral held by the Fund was $86,343.
(c)	Interest rate shown reflects yield as of August 31, 2013.

Country Breakdown	% of Corporate Bonds
United States		78.6%
United Kingdom		9.5%
Canada		6.8%
Luxembourg		4.3%
Netherlands		0.8%
Subject to change daily.

See previously submitted notes to financial statements for the period ended May 31, 2013.

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$187,664,374	$50,596	$(10,727)	$39,869

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Fund’s valuation procedures. The Fund did not have any Level 3 securities at August 31, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	109,622	$-	$109,622
US Treasury Security	-	77,996	-	77,996
Investments of Collateral for Securities Loaned	86	-	-	86
Total	$86	$187,618	$-	$187,704

During the three months ended August 31, 2013, there were no transfers between levels.

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF
Portfolio of Investments
August 31, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 98.7%
	Advertising - 0.3%
$600,000	WPP Finance (United Kingdom)	BBB	8.000%	09/15/2014	N/A	$642,082
333,000	WPP Finance 2010 (United Kingdom)	BBB	4.750%	11/21/2021	N/A	341,999
						984,081

	Aerospace & Defense - 0.3%
1,100,000	Boeing Co.	A	5.000%	03/15/2014	N/A	1,126,066

	Agriculture - 0.7%
750,000	Altria Group, Inc.	BBB	7.750%	02/06/2014	N/A	772,430
1,527,000	Philip Morris International, Inc.	A	6.875%	03/17/2014	N/A	1,579,130
						2,351,560

	Auto Manufacturers - 0.2%
800,000	PACCAR, Inc., Series MTN	A+	6.875%	02/15/2014	N/A	822,030

	Banks - 32.6%
700,000	Abbey National Treasury Services PLC (United Kingdom)	A	2.875%	04/25/2014	N/A	709,344
4,771,000	Bank of America Corp., Series MTN	A-	7.375%	05/15/2014	N/A	4,991,487
1,329,000	Bank of America Corp.	A-	5.375%	06/15/2014	N/A	1,373,825
1,200,000	Bank of America Corp.	A-	5.125%	11/15/2014	N/A	1,253,495
1,000,000	Bank of Montreal, Series MTN (Canada)	A+	1.750%	04/29/2014	N/A	1,009,270
1,650,000	Bank of New York Mellon Corp., Series MTN	A+	4.300%	05/15/2014	N/A	1,695,715
500,000	Bank of New York Mellon Corp., Series MTN	A+	1.700%	11/24/2014	10/25/14 @ 100	506,986
1,600,000	Barclays Bank PLC (United Kingdom)	A	2.375%	01/13/2014	N/A	1,611,344
3,850,000	Barclays Bank PLC (United Kingdom)	A	5.200%	07/10/2014	N/A	3,994,259
1,080,000	BB&T Corp., Series MTN	A-	2.050%	04/28/2014	03/28/14 @ 100	1,089,668
900,000	BB&T Corp., Series MTN	A-	5.700%	04/30/2014	N/A	930,647
1,275,000	BBVA US Senior SAU (Spain)	BBB-	3.250%	05/16/2014	N/A	1,286,364
1,114,000	Capital One Financial Corp.	BBB	7.375%	05/23/2014	N/A	1,166,727
1,250,000	Capital One Financial Corp.	BBB	2.125%	07/15/2014	N/A	1,264,679
2,021,000	Citigroup, Inc.	A-	5.125%	05/05/2014	N/A	2,078,873
3,532,000	Citigroup, Inc.	A-	6.375%	08/12/2014	N/A	3,722,004
5,176,000	Citigroup, Inc.	BBB+	5.000%	09/15/2014	N/A	5,379,634
2,668,000	Citigroup, Inc., Series MTN	A-	5.500%	10/15/2014	N/A	2,800,656
1,300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA-	1.850%	01/10/2014	N/A	1,306,950
1,250,000	Credit Suisse New York (Switzerland)	A	2.200%	01/14/2014	N/A	1,258,300
3,850,000	Credit Suisse New York (Switzerland)	A	5.500%	05/01/2014	N/A	3,976,823
1,200,000	Deutsche Bank AG (Germany)	A	3.875%	08/18/2014	N/A	1,235,466
2,858,000	Goldman Sachs Group, Inc.	A-	5.150%	01/15/2014	N/A	2,905,406
3,932,000	Goldman Sachs Group, Inc., Series MTN	A-	6.000%	05/01/2014	N/A	4,065,818
1,300,000	Goldman Sachs Group, Inc.	A-	5.000%	10/01/2014	N/A	1,357,048
1,450,000	Goldman Sachs Group, Inc.	A-	5.500%	11/15/2014	N/A	1,527,286
1,600,000	HSBC Bank USA NA	A	4.625%	04/01/2014	N/A	1,636,274
850,000	JPMorgan Chase & Co., Series MTN	A	5.375%	01/15/2014	N/A	865,553
1,700,000	JPMorgan Chase & Co., Series MTN	A	2.050%	01/24/2014	N/A	1,711,677
1,000,000	JPMorgan Chase & Co.	A-	4.875%	03/15/2014	N/A	1,022,186
3,693,000	JPMorgan Chase & Co.	A	4.650%	06/01/2014	N/A	3,805,345
3,068,000	JPMorgan Chase & Co.	A-	5.125%	09/15/2014	N/A	3,201,648
750,000	KeyBank NA, Series BKNT	BBB+	5.800%	07/01/2014	N/A	781,096
1,500,000	Morgan Stanley	A-	2.875%	01/24/2014	N/A	1,512,450
5,036,000	Morgan Stanley	BBB+	4.750%	04/01/2014	N/A	5,140,195
3,900,000	Morgan Stanley, Series GMTN	A-	6.000%	05/13/2014	N/A	4,023,887
550,000	Morgan Stanley	A-	2.875%	07/28/2014	N/A	558,697
1,900,000	Morgan Stanley	A-	4.200%	11/20/2014	N/A	1,972,388
600,000	Northern Trust Corp.	A+	4.625%	05/01/2014	N/A	617,173
1,000,000	PNC Funding Corp.	A-	3.000%	05/19/2014	N/A	1,018,494
1,000,000	Regions Financial Corp.	BBB-	7.750%	11/10/2014	N/A	1,076,378
1,400,000	Royal Bank of Canada, Series GMTN (Canada)	AA-	1.125%	01/15/2014	N/A	1,404,407
2,290,000	Royal Bank of Canada, Series GMTN (Canada)	AA-	1.450%	10/30/2014	N/A	2,314,748
600,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.000%	10/01/2014	N/A	612,760
900,000	State Street Corp.	A+	4.300%	05/30/2014	N/A	926,627
1,000,000	Toronto-Dominion Bank (Canada)	AA-	1.375%	07/14/2014	N/A	1,009,501
1,436,000	UBS AG, Series 001 (Switzerland)	A	2.250%	01/28/2014	N/A	1,447,281
2,000,000	US Bancorp	A+	4.200%	05/15/2014	N/A	2,055,230
500,000	US Bancorp, Series MTN	A+	2.875%	11/20/2014	N/A	513,989
1,750,000	US Bank NA, Series BKNT	A+	6.300%	02/04/2014	N/A	1,792,831
750,000	US Bank NA, Series BKNT	A+	4.950%	10/30/2014	N/A	787,789
1,337,000	Wachovia Bank NA, Series BKNT	A+	4.800%	11/01/2014	N/A	1,400,946
1,310,000	Wachovia Corp.	A	4.875%	02/15/2014	N/A	1,335,322
2,945,000	Wachovia Corp.	A	5.250%	08/01/2014	N/A	3,068,089
1,000,000	Wells Fargo & Co.	A	4.625%	04/15/2014	N/A	1,024,764
2,747,000	Wells Fargo & Co., Series GMTN	A+	3.750%	10/01/2014	N/A	2,842,991
1,200,000	Wells Fargo & Co.	A	5.000%	11/15/2014	N/A	1,248,917
500,000	Zions Bancorporation	BBB-	7.750%	09/23/2014	N/A	532,546
						107,760,253

	Beverages - 2.6%
1,500,000	Anheuser-Busch InBev Worldwide, Inc.	A	1.500%	07/14/2014	N/A	1,514,790
1,650,000	Anheuser-Busch InBev Worldwide, Inc.	A	5.375%	11/15/2014	N/A	1,742,626
2,045,000	Bottling Group, LLC	A	6.950%	03/15/2014	N/A	2,114,450
1,175,000	Coca-Cola Co.	AA-	3.625%	03/15/2014	N/A	1,194,527
927,000	Diageo Capital PLC (United Kingdom)	A-	7.375%	01/15/2014	N/A	949,751
1,000,000	PepsiCo, Inc.	A-	0.800%	08/25/2014	N/A	1,003,412
						8,519,556

	Biotechnology - 1.4%
2,100,000	Amgen, Inc.	A	1.875%	11/15/2014	N/A	2,133,115
1,800,000	Amgen, Inc.	A	4.850%	11/18/2014	N/A	1,891,564
600,000	Gilead Sciences, Inc.	A-	2.400%	12/01/2014	N/A	611,970
						4,636,649

	Chemicals - 0.7%
500,000	Ecolab, Inc.	BBB+	2.375%	12/08/2014	N/A	509,721
500,000	EI du Pont de Nemours & Co.	A	4.875%	04/30/2014	N/A	513,906
700,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A-	5.250%	05/15/2014	N/A	722,467
500,000	Sherwin-Williams Co.	A	3.125%	12/15/2014	N/A	515,210
						2,261,304

	Commercial Services - 0.6%
1,100,000	Western Union Co.	BBB+	6.500%	02/26/2014	N/A	1,129,725
760,000	Yale University, Series MTN	AAA	2.900%	10/15/2014	N/A	780,454
						1,910,179

	Computers - 3.3%
620,000	Dell, Inc.	BBB	5.625%	04/15/2014	N/A	635,687
2,687,000	Hewlett-Packard Co.	BBB+	6.125%	03/01/2014	N/A	2,753,740
700,000	Hewlett-Packard Co.	BBB+	1.550%	05/30/2014	N/A	703,233
2,220,000	Hewlett-Packard Co.	BBB+	4.750%	06/02/2014	N/A	2,282,027
1,130,000	Hewlett-Packard Co.	BBB+	2.625%	12/09/2014	N/A	1,153,399
1,550,000	International Business Machines Corp.	AA-	1.250%	05/12/2014	N/A	1,558,286
1,840,000	International Business Machines Corp.	AA-	0.875%	10/31/2014	N/A	1,850,711
						10,937,083

	Cosmetics & Personal Care - 0.8%
1,100,000	Procter & Gamble Co.	AA-	0.700%	08/15/2014	N/A	1,103,194
1,400,000	Procter & Gamble Co.	AA-	4.950%	08/15/2014	N/A	1,461,935
						2,565,129

	Diversified Financial Services - 13.9%
2,400,000	American Express Co.	BBB+	7.250%	05/20/2014	N/A	2,513,988
3,057,000	American Express Credit Corp., Series MTN	A-	5.125%	08/25/2014	N/A	3,194,217
3,060,000	Bear Stearns Cos., LLC	A	5.700%	11/15/2014	N/A	3,239,799
1,200,000	BlackRock, Inc.	A+	3.500%	12/10/2014	N/A	1,244,388
1,000,000	Boeing Capital Corp.	A	3.250%	10/27/2014	N/A	1,032,175
2,037,000	Caterpillar Financial Services Corp., Series MTN	A	6.125%	02/17/2014	N/A	2,090,858
1,400,000	Caterpillar Financial Services Corp., Series MTN	A	1.375%	05/20/2014	N/A	1,410,577
907,000	CME Group, Inc.	AA-	5.750%	02/15/2014	N/A	927,497
1,250,000	Credit Suisse USA, Inc.(a)	A	5.125%	01/15/2014	N/A	1,271,301
1,539,000	Ford Motor Credit Co., LLC	BB+	8.000%	06/01/2014	N/A	1,613,971
2,300,000	Ford Motor Credit Co., LLC	BB+	8.700%	10/01/2014	N/A	2,480,440
2,120,000	General Electric Capital Corp.	AA+	2.100%	01/07/2014	N/A	2,132,801
3,586,000	General Electric Capital Corp.	AA+	5.900%	05/13/2014	N/A	3,722,838
1,500,000	General Electric Capital Corp., Series MTN	AA+	5.500%	06/04/2014	N/A	1,557,396
850,000	General Electric Capital Corp., Series MTN	AA+	5.650%	06/09/2014	N/A	884,098
1,700,000	General Electric Capital Corp., Series MTNA	AA+	4.750%	09/15/2014	N/A	1,775,439
2,000,000	General Electric Capital Corp., Series A	AA+	3.750%	11/14/2014	N/A	2,073,746
1,100,000	HSBC Finance Corp.	A	5.250%	01/15/2014	N/A	1,118,697
2,150,000	International Lease Finance Corp., Series MTN	BBB-	5.650%	06/01/2014	N/A	2,211,813
500,000	John Deere Capital Corp., Series MTN	A	1.600%	03/03/2014	N/A	503,281
1,000,000	John Deere Capital Corp., Series MTN	A	1.250%	12/02/2014	N/A	1,010,162
1,200,000	Merrill Lynch & Co., Inc., Series MTNC	A-	5.000%	02/03/2014	N/A	1,220,622
2,787,000	Merrill Lynch & Co., Inc., Series MTN	A-	5.450%	07/15/2014	N/A	2,900,169
975,000	National Rural Utilities Cooperative Finance Corp.	A+	4.750%	03/01/2014	N/A	995,820
620,000	SLM Corp., Series MTNA	BBB-	5.375%	05/15/2014	N/A	633,175
800,000	TD Ameritrade Holding Corp.	A	4.150%	12/01/2014	N/A	835,012
1,460,000	Toyota Motor Credit Corp., Series GMTN	AA-	1.250%	11/17/2014	N/A	1,473,461
						46,067,741

	Electric - 1.8%
1,190,000	Commonwealth Edison Co.	A-	1.625%	01/15/2014	N/A	1,195,702
700,000	Duke Energy Corp.	BBB	6.300%	02/01/2014	N/A	716,202
830,000	Duke Energy Corp.	BBB	3.950%	09/15/2014	N/A	857,688
700,000	Exelon Generation Co., LLC	BBB	5.350%	01/15/2014	N/A	712,058
600,000	NiSource Finance Corp.	BBB-	5.400%	07/15/2014	N/A	623,448
1,168,000	Pacific Gas & Electric Co.	BBB	4.800%	03/01/2014	N/A	1,192,353
800,000	Southern California Edison Co.	A	5.750%	03/15/2014	N/A	822,005
						6,119,456

	Electronics - 0.4%
600,000	Amphenol Corp.	BBB	4.750%	11/15/2014	N/A	627,166
800,000	Honeywell International, Inc.	A	3.875%	02/15/2014	N/A	812,345
						1,439,511

	Food - 1.2%
677,000	ConAgra Foods, Inc.	BBB-	5.875%	04/15/2014	N/A	698,328
1,100,000	Kroger Co.	BBB	7.500%	01/15/2014	N/A	1,127,454
700,000	Mondelez International, Inc.	BBB-	6.750%	02/19/2014	N/A	719,394
705,000	Safeway, Inc.	BBB	6.250%	03/15/2014	N/A	724,818
850,000	Unilever Capital Corp.	A+	3.650%	02/15/2014	N/A	861,656
						4,131,650

	Forest Products & Paper - 0.0%***
100,000	International Paper Co.	BBB	5.500%	01/15/2014	N/A	101,580

	Gas - 0.4%
400,000	Atmos Energy Corp.	BBB+	4.950%	10/15/2014	N/A	418,102
761,000	Sempra Energy	BBB+	2.000%	03/15/2014	N/A	766,589
						1,184,691

	Health Care Products - 0.6%
1,200,000	Boston Scientific Corp.	BBB-	5.450%	06/15/2014	N/A	1,246,250
825,000	Medtronic, Inc.	A+	4.500%	03/15/2014	N/A	841,935
						2,088,185

	Health Care Services - 0.2%
560,000	WellPoint, Inc.	A-	5.000%	12/15/2014	N/A	589,846

	Holding Companies-Diversified - 0.5%
1,470,000	EnCana Holdings Finance Corp. (Canada)	BBB	5.800%	05/01/2014	N/A	1,517,647

	Home Furnishings - 0.2%
700,000	Whirlpool Corp., Series MTN	BBB	8.600%	05/01/2014	N/A	735,384

	Insurance - 3.5%
850,000	ACE INA Holdings, Inc.	A	5.875%	06/15/2014	N/A	883,324
1,400,000	Allstate Corp.	A-	5.000%	08/15/2014	N/A	1,457,183
850,000	American International Group, Inc.	A-	3.650%	01/15/2014	N/A	858,939
1,300,000	American International Group, Inc.	A-	4.250%	09/15/2014	N/A	1,344,404
550,000	Assurant, Inc.	BBB+	5.625%	02/15/2014	N/A	561,616
400,000	CNA Financial Corp.	BBB	5.850%	12/15/2014	N/A	424,307
500,000	Genworth Holdings, Inc.(a)	BBB-	5.750%	06/15/2014	N/A	516,994
2,200,000	MetLife, Inc.	A-	2.375%	02/06/2014	N/A	2,218,955
800,000	Prudential Financial, Inc., Series MTNB	A	4.750%	04/01/2014	N/A	819,487
1,400,000	Prudential Financial, Inc., Series MTNB	A	5.100%	09/20/2014	N/A	1,466,457
1,099,000	XL Group PLC (Ireland)	BBB+	5.250%	09/15/2014	N/A	1,148,162
						11,699,828

	Internet - 0.4%
1,200,000	Google, Inc.	AA	1.250%	05/19/2014	N/A	1,207,616

	Iron & Steel - 0.1%
400,000	ArcelorMittal USA, LLC	BB+	6.500%	04/15/2014	N/A	410,526

	Machinery-Construction & Mining - 0.3%
1,090,000	Caterpillar, Inc.	A	1.375%	05/27/2014	N/A	1,097,328

	Machinery-Diversified - 0.4%
1,300,000	Deere & Co.	A	6.950%	04/25/2014	N/A	1,354,283

	Media - 3.8%
1,300,000	Comcast Corp.	A-	5.300%	01/15/2014	N/A	1,321,715
1,226,000	COX Communications, Inc.	BBB	5.450%	12/15/2014	N/A	1,292,681
1,400,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	4.750%	10/01/2014	N/A	1,456,941
1,000,000	NBCUniversal Media, LLC	A-	2.100%	04/01/2014	N/A	1,009,758
950,000	News America, Inc.	BBB+	5.300%	12/15/2014	N/A	1,004,623
600,000	Reed Elsevier Capital, Inc.	BBB+	7.750%	01/15/2014	N/A	614,732
700,000	Thomson Reuters Corp. (Canada)	A-	5.700%	10/01/2014	N/A	735,625
950,000	Time Warner Cable, Inc.	BBB	8.250%	02/14/2014	N/A	980,750
1,243,000	Time Warner Cable, Inc.	BBB	7.500%	04/01/2014	N/A	1,289,423
1,100,000	Viacom, Inc.	BBB	4.375%	09/15/2014	N/A	1,139,264
1,800,000	Walt Disney Co., Series E(a)	A	0.875%	12/01/2014	N/A	1,812,377
						12,657,889

	Mining - 1.6%
1,300,000	Barrick Gold Corp. (Canada)	BBB	1.750%	05/30/2014	N/A	1,305,641
850,000	Rio Tinto Alcan, Inc. (Canada)	A-	5.200%	01/15/2014	N/A	864,708
2,950,000	Rio Tinto Finance USA Ltd. (Australia)	A-	8.950%	05/01/2014	N/A	3,110,191
						5,280,540

	Miscellaneous Manufacturing - 0.3%
900,000	Illinois Tool Works, Inc.	A+	5.150%	04/01/2014	N/A	923,361

	Office & Business Equipment - 0.5%
1,450,000	Xerox Corp.	BBB-	8.250%	05/15/2014	N/A	1,523,599

	Oil & Gas - 4.9%
700,000	Anadarko Petroleum Corp.	BBB-	7.625%	03/15/2014	N/A	724,848
1,950,000	BP Capital Markets PLC (United Kingdom)	A	3.625%	05/08/2014	N/A	1,993,637
900,000	BP Capital Markets PLC (United Kingdom)	A	1.700%	12/05/2014	N/A	913,117
800,000	Canadian Natural Resources Ltd. (Canada)	BBB+	1.450%	11/14/2014	N/A	805,977
735,000	Cenovus Energy, Inc. (Canada)	BBB+	4.500%	09/15/2014	N/A	763,564
994,000	ConocoPhillips	A	4.750%	02/01/2014	N/A	1,011,516
880,000	Devon Energy Corp.	BBB+	5.625%	01/15/2014	N/A	895,599
1,200,000	Husky Energy, Inc. (Canada)	BBB+	5.900%	06/15/2014	N/A	1,246,698
900,000	Petrohawk Energy Corp.	BBB+	10.500%	08/01/2014	02/01/14 @ 100	939,420
900,000	Petrohawk Energy Corp.	BBB+	7.250%	08/15/2018	08/15/14 @ 104	980,550
4,213,000	Shell International Finance BV (Netherlands)	AA	4.000%	03/21/2014	N/A	4,297,028
500,000	Statoil ASA (Norway)	AA-	3.875%	04/15/2014	N/A	510,696
570,000	Statoil ASA (Norway)	AA-	2.900%	10/15/2014	N/A	584,955
510,000	Total Capital Canada Ltd. (Canada)	AA-	1.625%	01/28/2014	N/A	512,945
						16,180,550

	Pharmaceuticals - 5.7%
1,250,000	AstraZeneca PLC (United Kingdom)	AA-	5.400%	06/01/2014	N/A	1,296,734
1,600,000	Eli Lilly & Co.	AA-	4.200%	03/06/2014	N/A	1,630,520
1,700,000	Express Scripts Holding Co.	BBB+	2.750%	11/21/2014	N/A	1,738,857
2,227,000	GlaxoSmithKline Capital, Inc.	A+	4.375%	04/15/2014	N/A	2,280,713
1,200,000	Johnson & Johnson	AAA	1.200%	05/15/2014	N/A	1,207,164
400,000	Mead Johnson Nutrition Co.	BBB-	3.500%	11/01/2014	N/A	410,063
3,790,000	Novartis Capital Corp.	AA-	4.125%	02/10/2014	N/A	3,849,916
800,000	Pfizer, Inc.	AA	4.500%	02/15/2014	N/A	813,975
1,060,000	Sanofi (France)	AA	1.625%	03/28/2014	N/A	1,066,828
1,270,000	Sanofi (France)	AA	1.200%	09/30/2014	N/A	1,281,670
3,208,000	Wyeth, LLC	AA	5.500%	02/01/2014	N/A	3,274,374
						18,850,814

	Pipelines - 0.6%
500,000	Enterprise Products Operating, LLC, Series O	BBB+	9.750%	01/31/2014	N/A	517,933
850,000	Enterprise Products Operating, LLC, Series G	BBB+	5.600%	10/15/2014	N/A	894,173
550,000	Kinder Morgan Energy Partners, LP	BBB	5.125%	11/15/2014	N/A	577,549
						1,989,655

	Real Estate Investment Trusts - 0.5%
800,000	ERP Operating, LP	BBB+	5.250%	09/15/2014	N/A	836,377
700,000	Simon Property Group, LP	A	6.750%	05/15/2014	02/15/14 @ 100	718,607
						1,554,984

	Retail - 2.3%
950,000	AutoZone, Inc.	BBB	6.500%	01/15/2014	N/A	969,479
880,000	CVS Caremark Corp.	BBB+	4.875%	09/15/2014	N/A	918,037
50,000	Macy's Retail Holdings, Inc.	BBB	5.750%	07/15/2014	N/A	52,138
1,291,000	Staples, Inc.	BBB	9.750%	01/15/2014	N/A	1,331,881
1,000,000	Wal-Mart Stores, Inc.	AA	3.000%	02/03/2014	N/A	1,010,882
1,580,000	Wal-Mart Stores, Inc.	AA	1.625%	04/15/2014	N/A	1,592,010
1,570,000	Wal-Mart Stores, Inc.	AA	3.200%	05/15/2014	N/A	1,600,467
						7,474,894

	Semiconductors - 0.5%
1,620,000	Texas Instruments, Inc.	A+	1.375%	05/15/2014	N/A	1,629,942

	Software - 1.6%
200,000	CA, Inc.	BBB+	6.125%	12/01/2014	N/A	211,821
2,787,000	Microsoft Corp.	AAA	2.950%	06/01/2014	N/A	2,840,867
2,155,000	Oracle Corp.	A+	3.750%	07/08/2014	N/A	2,217,294
						5,269,982

	Telecommunications - 8.3%
3,050,000	AT&T, Inc.	A-	5.100%	09/15/2014	N/A	3,193,094
2,314,000	BellSouth Corp.	A-	5.200%	09/15/2014	N/A	2,422,235
5,655,000	Cellco Partnership / Verizon Wireless Capital, LLC	BBB+	5.550%	02/01/2014	N/A	5,763,582
2,400,000	Cisco Systems, Inc.	A+	1.625%	03/14/2014	N/A	2,415,170
700,000	Cisco Systems, Inc.	A+	2.900%	11/17/2014	N/A	720,427
900,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	4.875%	07/08/2014	N/A	931,710
1,725,000	Orange SA (France)	BBB+	4.375%	07/08/2014	N/A	1,776,507
700,000	Qwest Corp.	BBB-	7.500%	10/01/2014	N/A	742,955
900,000	Rogers Communications, Inc. (Canada)	BBB+	6.375%	03/01/2014	N/A	925,451
1,300,000	Telecom Italia Capital SA (Luxembourg)	BBB-	6.175%	06/18/2014	N/A	1,342,020
1,400,000	Telecom Italia Capital SA (Luxembourg)	BBB-	4.950%	09/30/2014	N/A	1,440,218
2,400,000	Verizon Communications, Inc.	BBB+	1.950%	03/28/2014	N/A	2,419,922
1,000,000	Verizon Communications, Inc.	BBB+	1.250%	11/03/2014	N/A	1,006,829
900,000	Virgin Media Secured Finance PLC (United Kingdom)	BB-	6.500%	01/15/2018	01/15/14 @ 103	942,750
1,504,000	Vodafone Group PLC (United Kingdom)	A-	4.150%	06/10/2014	N/A	1,544,397
						27,587,267

	Transportation - 0.7%
700,000	Burlington Northern Santa Fe, LLC	BBB+	7.000%	02/01/2014	N/A	717,534
1,500,000	United Parcel Service, Inc.	A+	3.875%	04/01/2014	N/A	1,529,074
						2,246,608

	Total Corporate Bonds - 98.7%
	(Cost $325,457,424)					326,789,247

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.7%
2,181,030	BNY Mellon Securities Lending Overnight Fund, 0.0813%(b) (c)					2,181,030
	(Cost $2,181,030)

	Total Investments - 99.4%
	(Cost $327,638,454)					328,970,277
	Other Assets in excess of Liabilities - 0.6%					1,977,125
	Net Assets - 100.0%					$ 330,947,402

AG - Stock Corporation
ASA - Stock Company
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates. All optional call provisions are unaudited.
***	Less than 0.1%.
(a)	Security, or portion thereof, was on loan at August 31, 2013.
(b)	At August 31, 2013, the total market value of the Fund's securities on loan was $2,129,154 and the total market value of the collateral held by the Fund was $2,181,030.
(c)	Interest rate shown reflects yield as of August 31, 2013.

See previously submitted notes to financial statements for the period ended May 31, 2013.

Country Breakdown	% of Corporate Bonds
United States	82.0%
United Kingdom	4.8%
Canada	4.6%
Switzerland	2.0%
Netherlands	2.0%
France	1.3%
Australia	1.0%
Luxembourg	0.9%
Spain	0.4%
Germany	0.4%
Ireland	0.3%
Norway	0.3%

Subject to change daily.

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$327,638,454	$1,343,588	$(11,765)	$1,331,823

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust's valuation procedures. The Fund did not have any Level 3 securities at August 31, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$326,789	$-	$326,789
Investments of Collateral for Securities Loaned	2,181		-	2,181
Total	$2,181	$326,789	$-	$328,970

During the three months ended August 31, 2013, there were no transfers between levels.

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF
Portfolio of Investments
August 31, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 98.9%
	Aerospace & Defense - 1.0%
$965,000	Boeing Co.	A	3.500%	02/15/2015	N/A	$1,005,921
900,000	General Dynamics Corp.	A	1.375%	01/15/2015	N/A	910,073
1,562,000	United Technologies Corp.	A	4.875%	05/01/2015	N/A	1,672,138
						3,588,132

	Agriculture - 0.4%
1,400,000	Altria Group, Inc.	BBB	4.125%	09/11/2015	N/A	1,488,623

	Banks - 36.3%
1,000,000	American Express Centurion Bank	A-	0.875%	11/13/2015	N/A	998,843
3,180,000	Bank of America Corp.	A-	4.500%	04/01/2015	N/A	3,336,383
1,275,000	Bank of America Corp.	A-	4.750%	08/01/2015	N/A	1,354,068
2,100,000	Bank of America Corp.	A-	3.700%	09/01/2015	N/A	2,194,055
2,500,000	Bank of America Corp.	A-	1.500%	10/09/2015	N/A	2,506,760
500,000	Bank of America Corp.	BBB+	5.250%	12/01/2015	N/A	539,410
1,300,000	Bank of Montreal, Series MTN (Canada)	A+	0.800%	11/06/2015	N/A	1,297,534
700,000	Bank of New York Mellon Corp., Series MTN	A+	3.100%	01/15/2015	N/A	723,215
900,000	Bank of New York Mellon Corp., Series MTN	A+	1.200%	02/20/2015	01/20/15 @ 100	906,538
300,000	Bank of New York Mellon Corp., Series MTNG	A	4.950%	03/15/2015	N/A	318,165
695,000	Bank of New York Mellon Corp., Series 001	A+	2.950%	06/18/2015	N/A	721,966
1,160,000	Bank of New York Mellon Corp.	A+	0.700%	10/23/2015	09/23/15 @ 100	1,157,833
1,100,000	Bank of Nova Scotia (Canada)	A+	1.850%	01/12/2015	N/A	1,117,471
2,333,000	Bank of Nova Scotia (Canada)	A+	3.400%	01/22/2015	N/A	2,420,746
1,900,000	Bank of Nova Scotia (Canada)	A+	2.050%	10/07/2015	N/A	1,945,969
2,000,000	Bank of Nova Scotia (Canada)	A+	0.750%	10/09/2015	N/A	1,995,920
1,500,000	Barclays (United Kingdom)	A	2.750%	02/23/2015	N/A	1,538,600
1,300,000	Barclays Bank PLC (United Kingdom)	A	3.900%	04/07/2015	N/A	1,358,462
825,000	BB&T Corp.	BBB+	5.200%	12/23/2015	N/A	898,083
3,000,000	BBVA US Senior SAU (Spain)	BBB-	4.664%	10/09/2015	N/A	3,105,573
147,000	BNP Paribas SA, Series MTN (France)(a)	A+	3.022%	12/20/2014	N/A	151,267
2,955,000	BNP Paribas SA, Series 0212 (France)	A+	3.250%	03/11/2015	N/A	3,057,624
1,300,000	Canadian Imperial Bank of Commerce (Canada)	A+	2.350%	12/11/2015	N/A	1,340,755
1,500,000	Canadian Imperial Bank of Commerce/Canada (Canada)	A+	0.900%	10/01/2015	N/A	1,499,739
2,000,000	Capital One Financial Corp.	BBB	2.150%	03/23/2015	N/A	2,032,850
1,000,000	Capital One Financial Corp.	BBB	1.000%	11/06/2015	N/A	993,846
2,500,000	Citigroup, Inc.	A-	6.010%	01/15/2015	N/A	2,665,415
1,000,000	Citigroup, Inc.	A-	2.650%	03/02/2015	N/A	1,023,193
750,000	Citigroup, Inc.	BBB+	4.875%	05/07/2015	N/A	791,780
2,588,000	Citigroup, Inc.	A-	4.750%	05/19/2015	N/A	2,742,672
960,000	Citigroup, Inc.	A-	4.700%	05/29/2015	N/A	1,015,773
2,250,000	Citigroup, Inc.	A-	2.250%	08/07/2015	N/A	2,291,369
2,500,000	Citigroup, Inc.	A-	4.587%	12/15/2015	N/A	2,672,805
2,300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA-	2.125%	10/13/2015	N/A	2,356,272
3,050,000	Credit Suisse New York, Series MTN (Switzerland)	A	3.500%	03/23/2015	N/A	3,181,013
1,957,000	Deutsche Bank AG (Germany)	A2	3.450%	03/30/2015	N/A	2,037,139
200,000	Dresdner Bank AG (Germany)	BB+	7.250%	09/15/2015	N/A	211,875
500,000	Fifth Third Bank, Series BKNT	BBB	4.750%	02/01/2015	N/A	524,457
200,000	First Horizon National Corp.	BBB-	5.375%	12/15/2015	N/A	215,655
3,286,000	Goldman Sachs Group, Inc.	A-	5.125%	01/15/2015	N/A	3,460,089
2,250,000	Goldman Sachs Group, Inc.	A-	3.300%	05/03/2015	N/A	2,329,783
3,550,000	Goldman Sachs Group, Inc., Series GMTN	A-	3.700%	08/01/2015	N/A	3,711,294
2,000,000	Goldman Sachs Group, Inc., Series MTN	A-	1.600%	11/23/2015	N/A	2,014,000
3,300,000	HSBC USA, Inc.	A+	2.375%	02/13/2015	N/A	3,376,672
3,136,000	JPMorgan Chase & Co.	A	3.700%	01/20/2015	N/A	3,253,136
1,480,000	JPMorgan Chase & Co.	A	4.750%	03/01/2015	N/A	1,562,532
2,200,000	JPMorgan Chase & Co., Series MTN	A	1.875%	03/20/2015	N/A	2,229,766
1,000,000	JPMorgan Chase & Co.	A-	5.250%	05/01/2015	N/A	1,064,838
2,370,000	JPMorgan Chase & Co.	A	3.400%	06/24/2015	N/A	2,469,682
1,180,000	JPMorgan Chase & Co.	A-	5.150%	10/01/2015	N/A	1,272,363
3,000,000	JPMorgan Chase & Co., Series GMTN	A	1.100%	10/15/2015	N/A	3,000,090
500,000	KeyCorp, Series MTN	BBB+	3.750%	08/13/2015	N/A	526,351
3,000,000	Morgan Stanley, Series GMTN	A-	4.100%	01/26/2015	N/A	3,111,279
3,564,000	Morgan Stanley, Series MTN	A-	6.000%	04/28/2015	N/A	3,825,209
900,000	Morgan Stanley, Series GMTN	A-	4.000%	07/24/2015	N/A	940,503
2,900,000	Morgan Stanley	A-	5.375%	10/15/2015	N/A	3,123,897
1,300,000	Morgan Stanley	A-	3.450%	11/02/2015	N/A	1,348,036
1,000,000	National Bank of Canada (Canada)	A	1.500%	06/26/2015	N/A	1,012,748
950,000	PNC Funding Corp.	A-	3.625%	02/08/2015	N/A	988,106
326,000	PNC Funding Corp.	A-	4.250%	09/21/2015	N/A	347,740
665,000	PNC Funding Corp.	BBB+	5.250%	11/15/2015	N/A	723,170
720,000	Regions Financial Corp.	BBB-	5.750%	06/15/2015	N/A	772,502
1,200,000	Royal Bank of Canada, Series MTN (Canada)	AA-	1.150%	03/13/2015	N/A	1,209,649
1,500,000	Royal Bank of Canada, Series MTN (Canada)	AA-	0.800%	10/30/2015	N/A	1,499,729
2,000,000	Royal Bank of Canada (Canada)	AAA	0.625%	12/04/2015	N/A	1,992,288
1,100,000	Royal Bank of Canada, Series MTN (Canada)	AA-	2.625%	12/15/2015	N/A	1,143,733
550,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.050%	01/08/2015	N/A	562,154
2,700,000	Royal Bank of Scotland Group PLC (United Kingdom)	A-	2.550%	09/18/2015	N/A	2,753,989
1,100,000	Royal Bank of Scotland PLC (United Kingdom)	A	4.875%	03/16/2015	N/A	1,154,768
1,000,000	Royal Bank of Scotland PLC (United Kingdom)	A	3.950%	09/21/2015	N/A	1,047,522
1,000,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	1.350%	07/18/2015	N/A	1,008,350
2,111,000	UBS AG, Series BKNT (Switzerland)	A	3.875%	01/15/2015	N/A	2,199,905
300,000	US Bancorp, Series MTN	A+	3.150%	03/04/2015	N/A	311,072
1,100,000	US Bancorp, Series MTN	A+	2.450%	07/27/2015	N/A	1,136,406
300,000	US Bank NA, Series BKNT	A+	4.800%	04/15/2015	N/A	319,427
1,500,000	Wachovia Bank NA, Series BKNT	A+	4.875%	02/01/2015	N/A	1,582,680
200,000	Wachovia Bank NA, Series BKNT	A+	5.000%	08/15/2015	N/A	214,769
2,605,000	Wells Fargo & Co., Series MTN	A+	1.250%	02/13/2015	N/A	2,619,927
1,080,000	Wells Fargo & Co.	A+	3.625%	04/15/2015	N/A	1,127,698
2,700,000	Wells Fargo & Co.(b)	A+	1.500%	07/01/2015	N/A	2,732,227
1,250,000	Wells Fargo Bank NA, Series AI	A+	4.750%	02/09/2015	N/A	1,318,141
						133,639,313

	Beverages - 3.8%
1,730,000	Anheuser-Busch InBev Worldwide, Inc.	A	4.125%	01/15/2015	N/A	1,810,877
750,000	Anheuser-Busch InBev Worldwide, Inc.	A	3.625%	04/15/2015	N/A	785,224
2,151,000	Anheuser-Busch InBev Worldwide, Inc.	A	0.800%	07/15/2015	N/A	2,155,429
1,500,000	Coca-Cola Co.	AA-	0.750%	03/13/2015	N/A	1,505,715
1,500,000	Coca-Cola Co.	AA-	1.500%	11/15/2015	N/A	1,529,436
500,000	Diageo Finance BV (Netherlands)	A-	3.250%	01/15/2015	N/A	517,458
1,190,000	Diageo Finance BV (Netherlands)	A-	5.300%	10/28/2015	N/A	1,304,342
1,200,000	PepsiCo, Inc.	A-	3.100%	01/15/2015	N/A	1,240,627
1,160,000	PepsiCo, Inc.	A-	0.750%	03/05/2015	N/A	1,161,238
1,850,000	PepsiCo, Inc.	A-	0.700%	08/13/2015	N/A	1,851,835
						13,862,181

	Biotechnology - 0.8%
660,000	Celgene Corp.	BBB+	2.450%	10/15/2015	N/A	678,561
1,305,000	Genentech, Inc.	AA	4.750%	07/15/2015	N/A	1,399,057
600,000	Genzyme Corp.	AA	3.625%	06/15/2015	N/A	631,184
220,000	Life Technologies Corp.	BBB	4.400%	03/01/2015	N/A	229,530
						2,938,332

	Building Materials - 0.1%
200,000	Masco Corp.	BBB-	4.800%	06/15/2015	N/A	209,000

	Chemicals - 0.6%
250,000	Ecolab, Inc.	BBB+	1.000%	08/09/2015	N/A	250,007
1,080,000	EI du Pont de Nemours & Co.	A	3.250%	01/15/2015	N/A	1,119,506
380,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A-	3.750%	09/30/2015	N/A	400,719
540,000	Praxair, Inc.	A	4.625%	03/30/2015	N/A	574,264
						2,344,496

	Computers - 2.0%
950,000	Dell, Inc.	BBB	2.300%	09/10/2015	N/A	940,972
1,100,000	Hewlett-Packard Co.	BBB+	2.350%	03/15/2015	N/A	1,116,602
1,320,000	Hewlett-Packard Co.	BBB+	2.125%	09/13/2015	N/A	1,339,850
550,000	Hewlett-Packard Co.	BBB+	2.200%	12/01/2015	N/A	559,680
2,100,000	International Business Machines Corp.	AA-	0.550%	02/06/2015	N/A	2,102,123
1,300,000	International Business Machines Corp.	AA-	0.750%	05/11/2015	N/A	1,305,256
						7,364,483

	Cosmetics & Personal Care - 1.1%
900,000	Procter & Gamble Co.	AA-	3.500%	02/15/2015	N/A	937,633
500,000	Procter & Gamble Co.	AA-	3.150%	09/01/2015	N/A	525,186
1,200,000	Procter & Gamble Co.	AA-	1.800%	11/15/2015	N/A	1,230,058
1,300,000	Procter & Gamble Co.	AA-	4.850%	12/15/2015	N/A	1,420,186
						4,113,063

	Diversified Financial Services - 16.3%
2,750,000	American Express Credit Corp., Series MTN	A-	1.750%	06/12/2015	N/A	2,795,875
2,450,000	American Express Credit Corp., Series MTN	A-	2.750%	09/15/2015	N/A	2,540,447
1,000,000	American Honda Finance Corp., Series REGS	A+	1.000%	08/11/2015	N/A	1,001,941
600,000	Ameriprise Financial, Inc.	A	5.650%	11/15/2015	N/A	659,731
1,100,000	Bear Stearns Cos., LLC	A	5.300%	10/30/2015	N/A	1,193,620
1,000,000	BlackRock, Inc.	A+	1.375%	06/01/2015	N/A	1,013,586
950,000	Caterpillar Financial Services Corp., Series MTN	A	1.100%	05/29/2015	N/A	957,052
1,000,000	Caterpillar Financial Services Corp.	A	0.700%	11/06/2015	N/A	998,529
2,858,000	Credit Suisse USA, Inc.	A	4.875%	01/15/2015	N/A	3,021,406
1,608,000	Credit Suisse USA, Inc.	A	5.125%	08/15/2015	N/A	1,738,703
1,050,000	Ford Motor Credit Co., LLC	BB+	3.875%	01/15/2015	N/A	1,081,754
2,000,000	Ford Motor Credit Co., LLC	BB+	7.000%	04/15/2015	N/A	2,168,468
1,700,000	Ford Motor Credit Co., LLC	BB+	2.750%	05/15/2015	N/A	1,729,140
1,600,000	Ford Motor Credit Co., LLC	BB+	12.000%	05/15/2015	N/A	1,878,232
2,000,000	Ford Motor Credit Co., LLC	BB+	5.625%	09/15/2015	N/A	2,150,284
3,100,000	General Electric Capital Corp.	AA+	2.150%	01/09/2015	N/A	3,162,620
1,180,000	General Electric Capital Corp., Series MTN	AA+	4.875%	03/04/2015	N/A	1,250,540
1,700,000	General Electric Capital Corp., Series MTN	AA+	3.500%	06/29/2015	N/A	1,779,458
800,000	General Electric Capital Corp., Series MTN	AA+	2.375%	06/30/2015	N/A	820,826
2,613,000	General Electric Capital Corp.	AA+	1.625%	07/02/2015	N/A	2,647,280
490,000	General Electric Capital Corp., Series GMTN	AA+	4.375%	09/21/2015	N/A	522,677
2,600,000	General Electric Capital Corp.	AA+	2.250%	11/09/2015	N/A	2,663,674
1,000,000	General Electric Capital Corp.	AA+	1.000%	12/11/2015	N/A	999,809
1,000,000	HSBC Finance Corp.	A	5.250%	04/15/2015	N/A	1,063,781
1,450,000	HSBC Finance Corp.	A	5.000%	06/30/2015	N/A	1,541,844
600,000	International Lease Finance Corp.	BBB-	4.875%	04/01/2015	N/A	618,750
1,450,000	International Lease Finance Corp.	BBB-	8.625%	09/15/2015	N/A	1,596,813
800,000	Jefferies Group, LLC	BBB	3.875%	11/09/2015	N/A	833,430
760,000	John Deere Capital Corp., Series MTN	A	2.950%	03/09/2015	N/A	787,195
350,000	John Deere Capital Corp.	A	0.875%	04/17/2015	N/A	351,780
1,000,000	John Deere Capital Corp.	A	0.950%	06/29/2015	N/A	1,006,342
500,000	John Deere Capital Corp.	A	0.700%	09/04/2015	N/A	500,214
2,713,000	Merrill Lynch & Co., Inc., Series MTNC	A-	5.000%	01/15/2015	N/A	2,852,926
1,100,000	Merrill Lynch & Co., Inc., Series MTNB	A-	5.300%	09/30/2015	N/A	1,186,292
1,356,000	Nomura Holdings, Inc. (Japan)	BBB+	5.000%	03/04/2015	N/A	1,425,625
500,000	ORIX Corp. (Japan)	A-	4.710%	04/27/2015	N/A	524,808
800,000	SLM Corp., Series MTNA	BBB-	5.000%	04/15/2015	N/A	826,000
1,500,000	SLM Corp., Series MTN	BBB-	3.875%	09/10/2015	N/A	1,533,750
1,700,000	Toyota Motor Credit Corp., Series MTN	AA-	1.000%	02/17/2015	N/A	1,713,042
1,300,000	Toyota Motor Credit Corp., Series MTN	AA-	3.200%	06/17/2015	N/A	1,359,185
1,500,000	Toyota Motor Credit Corp.	AA-	0.875%	07/17/2015	N/A	1,507,688
						60,005,117

	Electric - 2.2%
610,000	Constellation Energy Group, Inc.	BBB-	4.550%	06/15/2015	N/A	646,068
680,000	Dominion Resources, Inc., Series C	A-	5.150%	07/15/2015	N/A	733,232
870,000	Duke Energy Carolinas, LLC	A	5.300%	10/01/2015	N/A	952,404
330,000	Entergy Corp.	BBB-	3.625%	09/15/2015	N/A	341,481
1,160,000	Exelon Corp.	BBB-	4.900%	06/15/2015	N/A	1,235,284
600,000	NextEra Energy Capital Holdings, Inc.	BBB+	1.200%	06/01/2015	N/A	602,595
306,000	NextEra Energy Capital Holdings, Inc.	BBB+	7.875%	12/15/2015	N/A	351,388
800,000	Oncor Electric Delivery Co., LLC	A	6.375%	01/15/2015	N/A	857,426
700,000	Scottish Power Ltd. (United Kingdom)	BBB	5.375%	03/15/2015	N/A	739,193
945,000	Southern Power Co., Series D	BBB+	4.875%	07/15/2015	N/A	1,012,372
565,000	TransAlta Corp. (Canada)	BBB-	4.750%	01/15/2015	N/A	591,375
						8,062,818

	Electronics - 0.1%
270,000	Agilent Technologies, Inc.	BBB+	5.500%	09/14/2015	N/A	292,599

	Food - 0.5%
1,200,000	General Mills, Inc.	BBB+	5.200%	03/17/2015	N/A	1,282,241
500,000	Kroger Co.	BBB	3.900%	10/01/2015	N/A	528,090
						1,810,331

	Forest Products & Paper - 0.0%***
180,000	Plum Creek Timberlands, LP	BBB	5.875%	11/15/2015	N/A	197,268

	Health Care Products - 1.4%
700,000	Baxter International, Inc.	A	4.625%	03/15/2015	N/A	742,579
1,300,000	Boston Scientific Corp.	BBB-	4.500%	01/15/2015	N/A	1,366,822
900,000	Covidien International Finance SA (Luxembourg)	A	1.350%	05/29/2015	N/A	909,616
1,400,000	Medtronic, Inc.	A+	3.000%	03/15/2015	N/A	1,448,880
500,000	Medtronic, Inc., Series B	A+	4.750%	09/15/2015	N/A	539,136
200,000	Stryker Corp.	A+	3.000%	01/15/2015	N/A	206,252
						5,213,285

	Health Care Services - 0.6%
500,000	Quest Diagnostics, Inc.	BBB+	5.450%	11/01/2015	N/A	542,858
900,000	UnitedHealth Group, Inc.	A	0.850%	10/15/2015	N/A	900,968
900,000	WellPoint, Inc.	A-	1.250%	09/10/2015	N/A	905,042
						2,348,868

	Household Products & Housewares - 0.2%
760,000	Clorox Co.	BBB+	5.000%	01/15/2015	N/A	802,601

	Insurance - 3.8%
400,000	ACE INA Holdings, Inc.	A	2.600%	11/23/2015	N/A	414,992
400,000	Aegon NV (Netherlands)	A-	4.625%	12/01/2015	N/A	427,427
900,000	American International Group, Inc.	A-	3.000%	03/20/2015	N/A	926,229
1,600,000	American International Group, Inc.	A-	5.050%	10/01/2015	N/A	1,729,571
700,000	AON Corp.	BBB+	3.500%	09/30/2015	N/A	734,006
1,779,000	Berkshire Hathaway Finance Corp.	AA	4.850%	01/15/2015	N/A	1,883,120
400,000	Berkshire Hathaway Finance Corp.	AA	2.450%	12/15/2015	N/A	415,064
1,983,000	Berkshire Hathaway, Inc.	AA	3.200%	02/11/2015	N/A	2,058,544
1,000,000	Manulife Financial Corp. (Canada)	A	3.400%	09/17/2015	N/A	1,047,598
38,000	Marsh & McLennan Cos., Inc.	BBB	5.750%	09/15/2015	N/A	41,447
1,400,000	MetLife, Inc.(b)	A-	5.000%	06/15/2015	N/A	1,502,319
300,000	Metropolitan Life Global Funding I, Series REGS	AA-	2.500%	09/29/2015	N/A	310,128
1,106,000	Prudential Financial, Inc., Series MTN	A	3.875%	01/14/2015	N/A	1,152,024
900,000	Prudential Financial, Inc., Series MTN	A	4.750%	09/17/2015	N/A	968,738
450,000	Transatlantic Holdings, Inc.	BBB	5.750%	12/14/2015	N/A	489,977
						14,101,184

	Internet - 0.4%
1,000,000	Amazon.com, Inc.	AA-	0.650%	11/27/2015	N/A	996,508
600,000	eBay, Inc.	A	1.625%	10/15/2015	N/A	610,994
						1,607,502

	Iron & Steel - 0.4%
350,000	ArcelorMittal (Luxembourg)	BB+	9.500%	02/15/2015	N/A	385,438
400,000	ArcelorMittal (Luxembourg)	BB+	4.250%	02/25/2015	N/A	411,500
500,000	ArcelorMittal (Luxembourg)	BB+	4.250%	08/05/2015	N/A	516,875
						1,313,813

	Lodging - 0.0%***
70,000	Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.	BBB-	7.750%	08/15/2020	08/15/15 @ 104	78,575

	Machinery-Construction & Mining - 0.3%
1,050,000	Caterpillar, Inc.	A	0.950%	06/26/2015	N/A	1,054,737

	Media - 2.9%
1,305,000	Comcast Corp.	A-	6.500%	01/15/2015	N/A	1,407,369
800,000	Comcast Corp.	A-	5.850%	11/15/2015	N/A	885,318
500,000	COX Communications, Inc.	BBB	5.500%	10/01/2015	N/A	540,561
1,248,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.550%	03/15/2015	N/A	1,291,908
1,120,000	Discovery Communications, LLC	BBB	3.700%	06/01/2015	N/A	1,173,411
1,400,000	NBCUniversal Media, LLC	A-	3.650%	04/30/2015	N/A	1,467,302
700,000	TCI Communications, Inc.	A-	8.750%	08/01/2015	N/A	802,733
650,000	Time Warner Cable, Inc.	BBB	3.500%	02/01/2015	N/A	665,887
1,150,000	Time Warner, Inc.	BBB	3.150%	07/15/2015	N/A	1,197,676
600,000	Viacom, Inc.	BBB	1.250%	02/27/2015	N/A	601,856
500,000	Walt Disney Co., Series MTN	A	0.450%	12/01/2015	N/A	497,798
						10,531,819

	Metal Fabricate & Hardware - 0.2%
800,000	Precision Castparts Corp.	A-	0.700%	12/20/2015	N/A	797,490

	Mining - 0.5%
500,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	1.400%	02/13/2015	N/A	500,578
460,000	Rio Tinto Alcan, Inc. (Canada)	A-	5.000%	06/01/2015	N/A	489,585
524,000	Rio Tinto Finance USA Ltd. (Australia)	A-	1.875%	11/02/2015	N/A	531,641
250,000	Rio Tinto Finance USA PLC (United Kingdom)	A-	1.125%	03/20/2015	N/A	250,483
						1,772,287

	Miscellaneous Manufacturing - 0.7%
2,350,000	General Electric Co.	AA+	0.850%	10/09/2015	N/A	2,351,048
124,000	Tyco International Finance SA (Luxembourg)	BBB+	3.375%	10/15/2015	N/A	129,212
						2,480,260

	Office & Business Equipment - 0.3%
1,029,000	Xerox Corp.	BBB-	4.250%	02/15/2015	N/A	1,073,827

	Oil & Gas - 6.5%
2,448,000	BP Capital Markets PLC (United Kingdom)	A	3.875%	03/10/2015	N/A	2,566,799
2,700,000	BP Capital Markets PLC (United Kingdom)	A	3.125%	10/01/2015	N/A	2,827,696
1,000,000	BP Capital Markets PLC (United Kingdom)	A	0.700%	11/06/2015	N/A	996,601
1,834,000	ConocoPhillips	A	4.600%	01/15/2015	N/A	1,930,751
400,000	EOG Resources, Inc.	A-	2.950%	06/01/2015	N/A	415,608
1,500,000	Marathon Oil Corp.	BBB	0.900%	11/01/2015	N/A	1,496,856
800,000	Petrohawk Energy Corp.	BBB+	6.250%	06/01/2019	06/01/15 @ 103	881,000
1,065,000	Phillips 66	BBB	1.950%	03/05/2015	N/A	1,081,489
2,100,000	Plains Exploration & Production Co.	BBB	6.500%	11/15/2020	11/15/15 @ 105	2,237,991
2,410,000	Shell International Finance BV (Netherlands)	AA	3.100%	06/28/2015	N/A	2,520,826
1,350,000	Shell International Finance BV (Netherlands)	AA	3.250%	09/22/2015	N/A	1,422,159
800,000	Shell International Finance BV (Netherlands)	AA	0.625%	12/04/2015	N/A	799,048
1,590,000	Total Capital SA (France)	AA-	3.000%	06/24/2015	N/A	1,657,481
1,600,000	Total Capital SA (France)	AA-	3.125%	10/02/2015	N/A	1,675,096
1,350,000	Transocean, Inc. (Cayman Islands)	BBB-	4.950%	11/15/2015	N/A	1,450,192
						23,959,593

	Pharmaceuticals - 4.0%
1,700,000	Express Scripts Holding Co.	BBB+	2.100%	02/12/2015	N/A	1,728,099
1,300,000	GlaxoSmithKline Capital PLC (United Kingdom)	A+	0.750%	05/08/2015	N/A	1,302,845
1,000,000	McKesson Corp.	A-	0.950%	12/04/2015	N/A	1,000,476
600,000	Medco Health Solutions, Inc.	BBB+	2.750%	09/15/2015	N/A	618,594
905,000	Merck Sharp & Dohme Corp.	AA	4.750%	03/01/2015	N/A	961,306
1,400,000	Merck Sharp & Dohme Corp.	AA	4.000%	06/30/2015	N/A	1,484,724
2,608,000	Novartis Capital Corp.	AA-	2.900%	04/24/2015	N/A	2,709,052
4,473,000	Pfizer, Inc.	AA	5.350%	03/15/2015	N/A	4,786,499
						14,591,595

	Pipelines - 1.1%
880,000	Energy Transfer Partners, LP	BBB-	5.950%	02/01/2015	N/A	938,223
800,000	Enterprise Products Operating, LLC	BBB+	1.250%	08/13/2015	N/A	804,162
660,000	TransCanada PipeLines Ltd. (Canada)	A-	0.875%	03/02/2015	N/A	661,433
680,000	TransCanada PipeLines Ltd. (Canada)	A-	3.400%	06/01/2015	N/A	710,725
940,000	Williams Partners, LP	BBB	3.800%	02/15/2015	N/A	977,392
						4,091,935

	Real Estate Investment Trusts - 1.1%
800,000	American Tower Corp.	BBB-	4.625%	04/01/2015	N/A	836,162
500,000	Host Hotels & Resorts, LP	BBB-	5.875%	06/15/2019	06/15/15 @ 103	543,469
500,000	Host Hotels & Resorts, LP	BBB-	6.000%	11/01/2020	11/01/15 @ 103	544,104
400,000	Simon Property Group, LP	A	5.100%	06/15/2015	N/A	430,160
1,054,000	Simon Property Group, LP	A	5.750%	12/01/2015	09/02/15 @ 100	1,155,816
500,000	Vornado Realty, LP	BBB	4.250%	04/01/2015	01/01/15 @ 100	519,625
						4,029,336

	Retail - 3.1%
1,100,000	AutoZone, Inc.	BBB	5.750%	01/15/2015	N/A	1,172,643
1,500,000	Costco Wholesale Corp.	A+	0.650%	12/07/2015	N/A	1,499,046
1,100,000	CVS Caremark Corp.	BBB+	3.250%	05/18/2015	N/A	1,143,986
700,000	Lowe's Cos., Inc.	A-	5.000%	10/15/2015	N/A	761,442
320,000	Macy's Retail Holdings, Inc.	BBB	7.875%	07/15/2015	N/A	359,262
500,000	McDonald's Corp., Series MTN	A	0.750%	05/29/2015	N/A	501,736
1,100,000	Walgreen Co.	BBB	1.000%	03/13/2015	N/A	1,103,848
1,200,000	Wal-Mart Stores, Inc.	AA	2.875%	04/01/2015	N/A	1,243,644
908,000	Wal-Mart Stores, Inc.	AA	4.500%	07/01/2015	N/A	972,618
910,000	Wal-Mart Stores, Inc.	AA	2.250%	07/08/2015	N/A	937,314
1,750,000	Wal-Mart Stores, Inc.	AA	1.500%	10/25/2015	N/A	1,782,350
						11,477,889

	Savings & Loans - 0.3%
1,000,000	Santander Holdings USA, Inc.	BBB	3.000%	09/24/2015	08/24/15 @ 100	1,028,598

	Semiconductors - 0.3%
1,050,000	Texas Instruments, Inc.	A+	0.450%	08/03/2015	N/A	1,048,038

	Software - 0.7%
755,000	Adobe Systems, Inc.	BBB+	3.250%	02/01/2015	N/A	779,846
1,960,000	Microsoft Corp.	AAA	1.625%	09/25/2015	N/A	2,005,100
						2,784,946

	Telecommunications - 4.7%
1,100,000	AT&T, Inc.	A-	0.875%	02/13/2015	N/A	1,102,304
3,000,000	AT&T, Inc.	A-	2.500%	08/15/2015	N/A	3,092,400
1,000,000	AT&T, Inc.	A-	0.800%	12/01/2015	N/A	997,821
1,300,000	British Telecommunications PLC (United Kingdom)	BBB	2.000%	06/22/2015	N/A	1,322,580
950,000	Orange SA (France)	BBB+	2.125%	09/16/2015	N/A	966,644
800,000	Rogers Communications, Inc. (Canada)	BBB+	7.500%	03/15/2015	N/A	879,437
1,666,000	Telecom Italia Capital SA (Luxembourg)	BBB-	5.250%	10/01/2015	N/A	1,742,011
1,600,000	Telefonica Emisiones SAU (Spain)	BBB	4.949%	01/15/2015	N/A	1,667,590
1,100,000	Telefonica Emisiones SAU (Spain)	BBB	3.729%	04/27/2015	N/A	1,132,923
630,000	Verizon Communications, Inc.	BBB+	4.900%	09/15/2015	N/A	679,880
1,400,000	Verizon Communications, Inc.	BBB+	0.700%	11/02/2015	N/A	1,395,265
870,000	Vodafone Group PLC (United Kingdom)	A-	5.375%	01/30/2015	N/A	923,530
620,000	Vodafone Group PLC (United Kingdom)	A-	5.000%	09/15/2015	N/A	668,376
770,000	Vodafone Group PLC (United Kingdom)	A-	3.375%	11/24/2015	N/A	807,456
						17,378,217

	Transportation - 0.2%
710,000	CSX Corp.	BBB	6.250%	04/01/2015	N/A	768,947

	Total Corporate Bonds - 98.9%
	(Cost $361,557,596)					364,251,098

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.0%***
109,550	BNY Mellon Securities Lending Overnight Fund, 0.0813%(c) (d)					109,550
	(Cost $109,550)

	Total Investments - 98.9%
	(Cost $361,667,146)					364,360,648
	Other Assets in excess of Liabilities - 1.1%					4,092,959
	Net Assets - 100.0%					$ 368,453,607

AG - Stock Corporation
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
***	Less than 0.1%.
(a)	Floating or variable rate coupon. The rate shown is as of August 31, 2013.
(b)	Security, or portion thereof, was on loan at August 31, 2013.
(c)	At August 31, 2013, the total market value of the Fund's securities on loan was $106,797 and the total market value of the collateral held by the Fund was $109,550.
(d)	Interest rate shown reflects yield as of August 31, 2013.

See previously submitted notes to financial statements for the period ended May 31, 2013.

Country Breakdown	% of Corporate Bonds
United States	77.1%
Canada	6.4%
United Kingdom	5.9%
Netherlands	2.4%
France	2.1%
Spain	1.6%
Switzerland	1.5%
Luxembourg	1.1%
Japan	0.8%
Germany	0.6%
Cayman Islands	0.4%
Australia	0.1%
Subject to change daily.

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$361,667,146	$2,874,713	$(181,211)	$2,693,502

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The Fund did not have any Level 3 securities at August 31, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$364,251	$-	$364,251
Investments of Collateral for Securities Loaned	110	-	-	110
Total	$110	$364,251	$-	$364,361

During the three months ended August 31, 2013, there were no transfers between levels.

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF
Portfolio of Investments
August 31, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 98.7%
	Corporate Bonds - 98.7%
	Advertising - 0.3%
$880,000	Omnicom Group, Inc.	BBB+	5.900%	04/15/2016	N/A	$981,856

	Aerospace & Defense - 0.7%
300,000	Boeing Co.	A	3.750%	11/20/2016	N/A	324,185
800,000	General Dynamics Corp.	A	2.250%	07/15/2016	N/A	825,116
800,000	L-3 Communications Corp.	BBB-	3.950%	11/15/2016	N/A	848,495
500,000	Lockheed Martin Corp.	A-	2.125%	09/15/2016	N/A	510,237
						2,508,033

	Agriculture - 0.9%
800,000	Lorillard Tobacco Co.	BBB-	3.500%	08/04/2016	N/A	835,378
1,400,000	Philip Morris International, Inc.	A	2.500%	05/16/2016	N/A	1,453,018
700,000	Reynolds American, Inc.	BBB-	7.625%	06/01/2016	N/A	810,474
						3,098,870

	Auto Parts & Equipment - 0.4%
400,000	Delphi Corp.	BB+	6.125%	05/15/2021	05/15/16 @ 103	439,000
750,000	Johnson Controls, Inc.	BBB+	5.500%	01/15/2016	N/A	820,579
						1,259,579

	Banks - 32.4%
800,000	Abbey National Treasury Services PLC (United Kingdom)	A	4.000%	04/27/2016	N/A	848,833
1,500,000	Bank of America Corp., Series MTN	A-	1.250%	01/11/2016	N/A	1,492,689
1,400,000	Bank of America Corp., Series MTN	A-	3.625%	03/17/2016	N/A	1,467,554
2,300,000	Bank of America Corp., Series 1	A-	3.750%	07/12/2016	N/A	2,427,983
3,970,000	Bank of America Corp.	A-	6.500%	08/01/2016	N/A	4,479,978
1,000,000	Bank of America Corp.	BBB+	5.750%	08/15/2016	N/A	1,095,222
1,900,000	Bank of America Corp.	A-	5.625%	10/14/2016	N/A	2,105,219
1,350,000	Bank of Montreal, Series MTN (Canada)	A+	1.300%	07/15/2016	N/A	1,350,315
380,000	Bank of New York Mellon Corp., Series MTN	A+	2.500%	01/15/2016	N/A	392,350
1,269,000	Bank of New York Mellon Corp., Series MTN	A+	2.300%	07/28/2016	N/A	1,308,567
1,000,000	Bank of New York Mellon Corp., Series MTN	A+	2.400%	01/17/2017	12/18/16 @ 100	1,022,518
1,000,000	Bank of Nova Scotia (Canada)	A+	0.950%	03/15/2016	N/A	994,498
1,050,000	Bank of Nova Scotia (Canada)	A+	2.900%	03/29/2016	N/A	1,095,799
500,000	Bank of Nova Scotia (Canada)	A+	1.375%	07/15/2016	N/A	502,149
2,708,000	Barclays Bank PLC, Series 1 (United Kingdom)	A	5.000%	09/22/2016	N/A	2,979,769
1,500,000	BB&T Corp., Series MTN	A-	3.200%	03/15/2016	02/16/16 @ 100	1,568,379
524,000	BB&T Corp., Series MTN	A-	3.950%	04/29/2016	N/A	560,028
2,000,000	BNP Paribas SA, Series MTN (France)(a)	A+	3.600%	02/23/2016	N/A	2,102,246
1,000,000	Canadian Imperial Bank of Commerce (Canada)	A+	1.350%	07/18/2016	N/A	1,001,136
850,000	Capital One Financial Corp.	BBB	3.150%	07/15/2016	N/A	885,683
727,000	Capital One Financial Corp.	BBB-	6.150%	09/01/2016	N/A	808,255
872,000	Citigroup, Inc.	A-	5.300%	01/07/2016	N/A	942,585
2,500,000	Citigroup, Inc.	A-	1.250%	01/15/2016	N/A	2,480,280
1,000,000	Citigroup, Inc.	A-	1.300%	04/01/2016	N/A	991,180
2,800,000	Citigroup, Inc.	A-	3.953%	06/15/2016	N/A	2,971,010
800,000	Citigroup, Inc.	A-	5.850%	08/02/2016	N/A	890,871
162,000	Comerica Bank, Series BKNT	A-	5.750%	11/21/2016	N/A	182,894
2,600,000	Deutsche Bank AG (Germany)	A	3.250%	01/11/2016	N/A	2,718,698
1,300,000	Fifth Third Bancorp	BBB	3.625%	01/25/2016	N/A	1,367,661
3,408,000	Goldman Sachs Group, Inc.	A-	5.350%	01/15/2016	N/A	3,703,596
4,400,000	Goldman Sachs Group, Inc.	A-	3.625%	02/07/2016	N/A	4,611,732
1,700,000	Goldman Sachs Group, Inc.	A-	5.750%	10/01/2016	N/A	1,892,159
2,442,000	JPMorgan Chase & Co.	A	2.600%	01/15/2016	N/A	2,513,744
500,000	JPMorgan Chase & Co.	A	1.125%	02/26/2016	N/A	499,108
3,575,000	JPMorgan Chase & Co.	A	3.450%	03/01/2016	N/A	3,758,902
4,750,000	JPMorgan Chase & Co.	A	3.150%	07/05/2016	N/A	4,966,348
1,100,000	JPMorgan Chase Bank NA, Series BKNT	A	5.875%	06/13/2016	N/A	1,224,399
1,000,000	KeyBank NA, Series MTN	BBB+	5.450%	03/03/2016	N/A	1,095,801
1,222,000	Lloyds TSB Bank PLC (United Kingdom)	A	4.875%	01/21/2016	N/A	1,316,472
1,500,000	Morgan Stanley	A-	1.750%	02/25/2016	N/A	1,500,664
2,600,000	Morgan Stanley	A-	3.800%	04/29/2016	N/A	2,720,736
2,050,000	Morgan Stanley, Series MTN	A-	5.750%	10/18/2016	N/A	2,275,949
500,000	PNC Bank NA, Series BKNT	A	0.800%	01/28/2016	12/28/15 @ 100	497,147
1,000,000	PNC Funding Corp.	A-	2.700%	09/19/2016	08/19/16 @ 100	1,036,584
1,500,000	Royal Bank of Canada, Series MTN (Canada)	AA-	0.850%	03/08/2016	N/A	1,491,429
1,400,000	Royal Bank of Canada, Series MTN (Canada)	AA-	2.875%	04/19/2016	N/A	1,464,733
1,950,000	Royal Bank of Canada, Series MTN (Canada)	AA-	2.300%	07/20/2016	N/A	2,013,703
1,000,000	Royal Bank of Canada (Canada)	AAA	1.125%	07/22/2016	N/A	994,536
1,500,000	Royal Bank of Scotland PLC (United Kingdom)	A	4.375%	03/16/2016	N/A	1,592,277
800,000	State Street Corp.	A+	2.875%	03/07/2016	N/A	835,574
900,000	Sumitomo Mitsui Banking Corp. (Japan)(a)	A+	0.900%	01/18/2016	N/A	891,592
500,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	1.450%	07/19/2016	N/A	501,381
1,350,000	SunTrust Banks, Inc.	BBB	3.600%	04/15/2016	03/15/16 @ 100	1,424,751
700,000	SunTrust Banks, Inc.	BBB	3.500%	01/20/2017	12/20/16 @ 100	734,101
1,900,000	Svenska Handelsbanken AB (Sweden)	AA-	3.125%	07/12/2016	N/A	1,984,957
1,300,000	Toronto-Dominion Bank, Series GMTN (Canada)	AA-	2.500%	07/14/2016	N/A	1,348,026
3,200,000	Toronto-Dominion Bank (Canada)	AA-	2.375%	10/19/2016	N/A	3,298,784
877,000	UBS AG, Series MTN (Switzerland)	BBB	5.875%	07/15/2016	N/A	970,206
250,000	Union Bank NA, Series BKNT	A	5.950%	05/11/2016	N/A	277,528
600,000	Union Bank NA, Series BKNT	A+	3.000%	06/06/2016	N/A	626,465
250,000	US Bancorp	BBB+	3.442%	02/01/2016	N/A	260,753
2,000,000	US Bancorp, Series MTN	A+	2.200%	11/15/2016	10/14/16 @ 100	2,057,648
500,000	Wachovia Bank NA, Series MTN	A+	5.600%	03/15/2016	N/A	552,349
1,761,000	Wachovia Corp.	A	5.625%	10/15/2016	N/A	1,968,328
500,000	Wachovia Corp., Series MTN	A+	5.750%	02/01/2018	N/A	573,393
3,100,000	Wells Fargo & Co.	A+	3.676%	06/15/2016	N/A	3,295,839
700,000	Wells Fargo & Co.	A	5.125%	09/15/2016	N/A	770,644
2,250,000	Wells Fargo & Co.	A+	2.625%	12/15/2016	N/A	2,336,396
500,000	Wells Fargo Bank NA	A+	5.750%	05/16/2016	N/A	556,918
						109,470,001

	Beverages - 2.7%
1,000,000	Anheuser-Busch InBev Finance, Inc.(a)	A	0.800%	01/15/2016	N/A	996,236
500,000	Anheuser-Busch InBev Worldwide, Inc.	A	2.875%	02/15/2016	N/A	521,573
45,000	Beam, Inc.	BBB-	5.375%	01/15/2016	N/A	49,050
1,100,000	Bottling Group, LLC	A	5.500%	04/01/2016	N/A	1,218,511
1,900,000	Coca-Cola Co.	AA-	1.800%	09/01/2016	N/A	1,941,735
1,000,000	Diageo Capital PLC (United Kingdom)	A-	0.625%	04/29/2016	N/A	985,779
500,000	Diageo Capital PLC (United Kingdom)	A-	5.500%	09/30/2016	N/A	561,672
580,000	Dr. Pepper Snapple Group, Inc.	BBB	2.900%	01/15/2016	N/A	601,071
1,000,000	PepsiCo, Inc.	A-	0.700%	02/26/2016	N/A	993,133
1,200,000	PepsiCo, Inc.	A-	2.500%	05/10/2016	N/A	1,242,906
						9,111,666

	Biotechnology - 1.0%
1,000,000	Amgen, Inc.	A	2.300%	06/15/2016	N/A	1,028,528
1,500,000	Amgen, Inc.	A	2.500%	11/15/2016	N/A	1,554,622
600,000	Gilead Sciences, Inc.	A-	3.050%	12/01/2016	N/A	632,181
						3,215,331

	Building Materials - 0.7%
1,006,000	CRH America, Inc.	BBB+	6.000%	09/30/2016	N/A	1,131,559
150,000	Lafarge SA (France)	BB+	6.500%	07/15/2016	N/A	164,625
893,000	Masco Corp.	BBB-	6.125%	10/03/2016	N/A	991,230
200,000	Owens Corning	BBB-	6.500%	12/01/2016	N/A	223,398
						2,510,812

	Chemicals - 1.1%
950,000	Dow Chemical Co.	BBB	2.500%	02/15/2016	N/A	982,303
1,600,000	Ecolab, Inc.	BBB+	3.000%	12/08/2016	N/A	1,674,378
400,000	EI du Pont de Nemours & Co.	A	2.750%	04/01/2016	N/A	416,883
392,000	EI du Pont de Nemours & Co.	A	5.250%	12/15/2016	N/A	441,097
300,000	El du Pont de Nemours & Co.	A	1.950%	01/15/2016	N/A	306,268
						3,820,929

	Commercial Services - 0.3%
900,000	Western Union Co.	BBB+	5.930%	10/01/2016	N/A	1,001,693

	Computers - 3.0%
2,000,000	Apple, Inc.	AA+	0.450%	05/03/2016	N/A	1,981,002
940,000	Hewlett-Packard Co.	BBB+	2.650%	06/01/2016	N/A	961,207
1,300,000	Hewlett-Packard Co.	BBB+	3.000%	09/15/2016	N/A	1,339,880
1,300,000	Hewlett-Packard Co.	BBB+	3.300%	12/09/2016	N/A	1,355,101
900,000	International Business Machines Corp.	AA-	2.000%	01/05/2016	N/A	923,193
1,100,000	International Business Machines Corp.	AA-	0.450%	05/06/2016	N/A	1,087,503
2,400,000	International Business Machines Corp.	AA-	1.950%	07/22/2016	N/A	2,467,229
						10,115,115

	Cosmetics & Personal Care - 0.5%
1,600,000	Procter & Gamble Co.	AA-	1.450%	08/15/2016	N/A	1,624,037

	Diversified Financial Services - 13.8%
900,000	American Express Co.	BBB+	5.500%	09/12/2016	N/A	1,003,862
2,900,000	American Express Credit Corp., Series MTN	A-	2.800%	09/19/2016	N/A	3,028,177
600,000	Boeing Capital Corp.	A	2.125%	08/15/2016	07/15/16 @ 100	618,450
1,300,000	Caterpillar Financial Services Corp., Series G	A	2.050%	08/01/2016	N/A	1,334,029
1,050,000	Countrywide Financial Corp.	BBB+	6.250%	05/15/2016	N/A	1,140,548
1,000,000	Credit Suisse USA, Inc.	A	5.375%	03/02/2016	N/A	1,097,479
1,000,000	Ford Motor Credit Co., LLC	BBB-	2.500%	01/15/2016	N/A	1,010,042
1,500,000	Ford Motor Credit Co., LLC	BBB-	4.207%	04/15/2016	N/A	1,572,000
1,250,000	Ford Motor Credit Co., LLC	BBB-	1.700%	05/09/2016	N/A	1,235,055
1,700,000	Ford Motor Credit Co., LLC	BBB-	3.984%	06/15/2016	N/A	1,776,024
1,600,000	Ford Motor Credit Co., LLC	BBB-	8.000%	12/15/2016	N/A	1,864,018
1,800,000	General Electric Capital Corp., Series MTN	AA+	1.000%	01/08/2016	N/A	1,792,471
1,162,000	General Electric Capital Corp., Series MTN	AA+	5.000%	01/08/2016	N/A	1,261,625
1,850,000	General Electric Capital Corp.	AA+	2.950%	05/09/2016	N/A	1,924,512
2,000,000	General Electric Capital Corp., Series GMTN	AA+	1.500%	07/12/2016	N/A	2,008,832
1,500,000	General Electric Capital Corp., Series MTN	AA+	3.350%	10/17/2016	N/A	1,581,751
1,350,000	General Electric Capital Corp., Series MTN	AA+	5.375%	10/20/2016	N/A	1,505,083
2,303,000	HSBC Finance Corp.	A	5.500%	01/19/2016	N/A	2,519,597
1,250,000	International Lease Finance Corp.	BBB-	5.750%	05/15/2016	N/A	1,323,862
500,000	John Deere Capital Corp.	A	0.750%	01/22/2016	N/A	497,516
665,000	John Deere Capital Corp., Series MTN	A	2.250%	06/07/2016	N/A	686,953
800,000	John Deere Capital Corp., Series MTN	A	1.850%	09/15/2016	N/A	816,099
2,708,000	Merrill Lynch & Co., Inc.	BBB+	6.050%	05/16/2016	N/A	2,963,692
1,300,000	Nomura Holdings, Inc., Series MTN (Japan)	BBB+	4.125%	01/19/2016	N/A	1,361,152
1,950,000	Nomura Holdings, Inc., Series MTN (Japan)	BBB+	2.000%	09/13/2016	N/A	1,938,002
600,000	ORIX Corp. (Japan)	A-	5.000%	01/12/2016	N/A	639,274
2,900,000	SLM Corp., Series MTN	BBB-	6.250%	01/25/2016	N/A	3,103,000
1,256,000	Toyota Motor Credit Corp., Series MTN	AA-	2.800%	01/11/2016	N/A	1,309,222
950,000	Toyota Motor Credit Corp.(a)	AA-	0.800%	05/17/2016	N/A	945,918
2,200,000	Toyota Motor Credit Corp., Series MTN	AA-	2.000%	09/15/2016	N/A	2,252,074
500,000	Vesey Street Investment Trust I	A-	4.404%	09/01/2016	N/A	532,732
						46,643,051

	Electric - 0.6%
950,000	Duke Energy Corp.	BBB	2.150%	11/15/2016	N/A	975,133
400,000	Entergy Corp.	BBB-	4.700%	01/15/2017	12/15/16 @ 100	427,089
608,000	Southern Co.	A-	1.950%	09/01/2016	N/A	618,265
						2,020,487

	Electronics - 0.6%
980,000	Thermo Fisher Scientific, Inc.	BBB	3.200%	03/01/2016	N/A	1,017,340
1,060,000	Thermo Fisher Scientific, Inc.	BBB	2.250%	08/15/2016	N/A	1,075,705
						2,093,045

	Environmental Control - 0.3%
984,000	Waste Management, Inc.	BBB	2.600%	09/01/2016	N/A	1,014,018

	Food - 1.8%
1,000,000	ConAgra Foods, Inc.	BBB-	1.300%	01/25/2016	N/A	1,007,099
800,000	Kellogg Co.	BBB+	4.450%	05/30/2016	N/A	864,552
500,000	Kellogg Co.	BBB+	1.875%	11/17/2016	N/A	506,907
2,531,000	Mondelez International, Inc.	BBB-	4.125%	02/09/2016	N/A	2,694,948
350,000	Tyson Foods, Inc.	BBB	6.600%	04/01/2016	N/A	392,305
500,000	Unilever Capital Corp.	A+	2.750%	02/10/2016	N/A	520,816
						5,986,627

	Gas - 0.7%
1,061,000	National Grid PLC (United Kingdom)	BBB+	6.300%	08/01/2016	N/A	1,201,308
900,000	Sempra Energy	BBB+	6.500%	06/01/2016	N/A	1,023,370
						2,224,678

	Health Care Products - 1.3%
1,000,000	Baxter International, Inc.	A	0.950%	06/01/2016	N/A	996,458
700,000	Baxter International, Inc.	A	5.900%	09/01/2016	N/A	797,604
500,000	Becton Dickinson and Co.	A	1.750%	11/08/2016	N/A	505,701
300,000	Boston Scientific Corp.	BBB-	6.400%	06/15/2016	N/A	336,075
560,000	Medtronic, Inc.	A+	2.625%	03/15/2016	N/A	581,637
500,000	St. Jude Medical, Inc.	A	2.500%	01/15/2016	N/A	511,769
800,000	Stryker Corp.	A+	2.000%	09/30/2016	N/A	819,678
						4,548,922

	Health Care Services - 1.5%
1,100,000	Aetna, Inc.	A-	6.000%	06/15/2016	N/A	1,238,594
1,000,000	Cigna Corp.	A-	2.750%	11/15/2016	N/A	1,036,247
800,000	Humana, Inc.	BBB+	6.450%	06/01/2016	N/A	899,376
400,000	UnitedHealth Group, Inc.	A	5.375%	03/15/2016	N/A	441,546
1,323,000	WellPoint, Inc.	A-	5.250%	01/15/2016	N/A	1,443,730
						5,059,493

	Insurance - 2.2%
449,000	Allied World Assurance Co. Ltd. (Bermuda)	BBB+	7.500%	08/01/2016	N/A	518,751
1,000,000	American International Group, Inc.	A-	4.875%	09/15/2016	N/A	1,091,712
1,550,000	American International Group, Inc., Series MTN	A-	5.600%	10/18/2016	N/A	1,724,093
250,000	Aon Corp.	BBB+	3.125%	05/27/2016	N/A	261,009
1,300,000	Berkshire Hathaway, Inc.	AA	2.200%	08/15/2016	N/A	1,343,939
1,463,000	MetLife, Inc.	A-	6.750%	06/01/2016	N/A	1,676,326
700,000	Prudential Financial, Inc., Series MTN	A	3.000%	05/12/2016	N/A	728,257
						7,344,087

	Internet - 0.3%
1,100,000	Google, Inc.	AA	2.125%	05/19/2016	N/A	1,137,982

	Iron & Steel - 0.2%
600,000	ArcelorMittal (Luxembourg)	BB+	4.250%	03/01/2016	N/A	613,500

	Leisure Time - 0.3%
900,000	Carnival Corp. (Panama)	BBB+	1.200%	02/05/2016	N/A	899,391

	Lodging - 0.0%***
5,000	Wyndham Worldwide Corp.	BBB-	6.000%	12/01/2016	N/A	5,544

	Machinery-Construction & Mining - 0.3%
1,000,000	Caterpillar, Inc.	A	5.700%	08/15/2016	N/A	1,127,267

	Machinery-Diversified - 0.1%
275,000	Xylem, Inc.	BBB	3.550%	09/20/2016	N/A	287,670

	Media - 3.6%
1,500,000	Comcast Corp.	A-	5.900%	03/15/2016	N/A	1,679,740
500,000	Comcast Corp.	A-	4.950%	06/15/2016	N/A	551,043
580,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.125%	02/15/2016	N/A	597,569
2,410,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.500%	03/01/2016	N/A	2,505,002
1,500,000	NBCUniversal Media, LLC	A-	2.875%	04/01/2016	N/A	1,568,057
500,000	Scripps Networks Interactive, Inc.	A-	2.700%	12/15/2016	N/A	517,789
300,000	Thomson Reuters Corp. (Canada)	A-	0.875%	05/23/2016	N/A	298,106
1,200,000	Time Warner, Inc.	BBB	5.875%	11/15/2016	N/A	1,358,642
993,000	Viacom, Inc.	BBB	6.250%	04/30/2016	N/A	1,110,740
800,000	Walt Disney Co.	A	1.350%	08/16/2016	N/A	807,376
950,000	Walt Disney Co., Series MTNC	A	5.625%	09/15/2016	N/A	1,078,227
						12,072,291

	Mining - 1.2%
1,465,000	Barrick Gold Corp. (Canada)	BBB	2.900%	05/30/2016	N/A	1,474,125
1,100,000	Rio Tinto Finance USA Ltd. (Australia)	A-	2.500%	05/20/2016	N/A	1,127,849
500,000	Rio Tinto Finance USA Ltd. (Australia)	A-	2.250%	09/20/2016	N/A	508,392
1,000,000	Rio Tinto Finance USA PLC (United Kingdom)	A-	1.375%	06/17/2016	N/A	996,016
						4,106,382

	Miscellaneous Manufacturing - 0.5%
1,300,000	3M Co.	AA-	1.375%	09/29/2016	N/A	1,315,808
400,000	Danaher Corp.	A+	2.300%	06/23/2016	N/A	411,166
						1,726,974

	Office & Business Equipment - 0.4%
300,000	Pitney Bowes, Inc., Series MTN	BBB	4.750%	01/15/2016	N/A	317,631
850,000	Xerox Corp.	BBB-	6.400%	03/15/2016	N/A	944,596
						1,262,227

	Oil & Gas - 5.6%
2,162,000	Anadarko Petroleum Corp.	BBB-	5.950%	09/15/2016	N/A	2,426,482
1,500,000	BP Capital Markets PLC (United Kingdom)	A	3.200%	03/11/2016	N/A	1,575,621
1,400,000	BP Capital Markets PLC (United Kingdom)	A	2.248%	11/01/2016	N/A	1,432,078
900,000	Chevron Corp.	AA	0.889%	06/24/2016	N/A	899,687
1,362,000	ConocoPhillips Canada Funding Co. I (Canada)	A	5.625%	10/15/2016	N/A	1,544,970
870,000	Devon Energy Corp.	BBB+	2.400%	07/15/2016	06/15/16 @ 100	891,665
800,000	Ensco PLC (United Kingdom)	BBB+	3.250%	03/15/2016	N/A	833,552
550,000	Marathon Petroleum Corp.	BBB	3.500%	03/01/2016	N/A	577,442
750,000	Occidental Petroleum Corp.	A	2.500%	02/01/2016	N/A	775,191
680,000	Occidental Petroleum Corp.	A	4.125%	06/01/2016	N/A	733,776
1,000,000	Petrobras Global Finance BV (Netherlands)	BBB	2.000%	05/20/2016	N/A	985,437
1,200,000	Plains Exploration & Production Co.	BBB	6.125%	06/15/2019	06/15/16 @ 103	1,267,743
1,000,000	Plains Exploration & Production Co.	BBB	6.625%	05/01/2021	05/01/16 @ 103	1,061,798
500,000	Statoil ASA (Norway)	AA-	1.800%	11/23/2016	N/A	510,845
600,000	Total Capital International SA (France)	AA-	0.750%	01/25/2016	N/A	596,932
1,150,000	Total Capital SA (France)	AA-	2.300%	03/15/2016	N/A	1,185,137
1,300,000	Transocean, Inc. (Cayman Islands)	BBB-	5.050%	12/15/2016	N/A	1,422,918
						18,721,274

	Oil & Gas Services - 0.3%
900,000	SESI, LLC	BBB-	7.125%	12/15/2021	12/15/16 @ 104	978,750

	Pharmaceuticals - 3.7%
1,000,000	Allergan, Inc.	A+	5.750%	04/01/2016	N/A	1,116,209
1,650,000	Express Scripts Holding Co.	BBB+	3.125%	05/15/2016	N/A	1,718,675
1,285,000	Express Scripts Holding Co.	BBB+	3.500%	11/15/2016	N/A	1,358,182
1,000,000	GlaxoSmithKline Capital, Inc.	A+	0.700%	03/18/2016	N/A	995,457
1,200,000	Johnson & Johnson	AAA	2.150%	05/15/2016	N/A	1,243,368
900,000	McKesson Corp.	A-	3.250%	03/01/2016	N/A	946,207
800,000	Merck & Co., Inc.	AA	2.250%	01/15/2016	N/A	825,522
1,000,000	Merck & Co., Inc.	AA	0.700%	05/18/2016	N/A	993,833
2,200,000	Sanofi (France)	AA	2.625%	03/29/2016	N/A	2,291,412
963,000	Wyeth, LLC	AA	5.500%	02/15/2016	N/A	1,070,317
						12,559,182

	Pipelines - 0.9%
600,000	Enterprise Products Operating, LLC	BBB+	3.200%	02/01/2016	N/A	629,220
500,000	Kinder Morgan Energy Partners, LP	BBB	3.500%	03/01/2016	N/A	527,717
1,100,000	ONEOK Partners, LP	BBB	3.250%	02/01/2016	01/01/16 @ 100	1,144,468
900,000	TransCanada PipeLines Ltd. (Canada)	A-	0.750%	01/15/2016	N/A	892,436
						3,193,841

	Real Estate Investment Trusts - 0.9%
400,000	ERP Operating, LP	BBB+	5.125%	03/15/2016	N/A	437,279
250,000	HCP, Inc.	BBB+	3.750%	02/01/2016	N/A	262,441
1,057,000	Simon Property Group, LP	A	5.250%	12/01/2016	09/02/16 @ 100	1,178,079
500,000	Simon Property Group, LP	A	2.800%	01/30/2017	10/30/16 @ 100	513,672
500,000	Simon Property Group, LP	A	5.875%	03/01/2017	12/01/16 @ 100	563,127
						2,954,598

	Retail - 2.8%
3,446,000	Home Depot, Inc.	A-	5.400%	03/01/2016	N/A	3,817,658
600,000	Lowe's Cos., Inc.	A-	5.400%	10/15/2016	N/A	676,101
849,000	Macy's Retail Holdings, Inc.	BBB	5.900%	12/01/2016	N/A	958,831
1,100,000	Target Corp.	A+	5.875%	07/15/2016	N/A	1,244,806
1,600,000	Wal-Mart Stores, Inc.	AA	0.600%	04/11/2016	N/A	1,592,538
1,000,000	Wal-Mart Stores, Inc.	AA	2.800%	04/15/2016	N/A	1,050,736
						9,340,670

	Savings & Loans - 0.2%
500,000	Santander Holdings USA, Inc.	BBB	4.625%	04/19/2016	N/A	525,775

	Semiconductors - 1.0%
2,100,000	Intel Corp.	A+	1.950%	10/01/2016	N/A	2,154,957
1,200,000	Texas Instruments, Inc.	A+	2.375%	05/16/2016	N/A	1,244,395
						3,399,352

	Software - 1.2%
280,000	Fiserv, Inc.	BBB-	3.125%	06/15/2016	N/A	291,696
1,080,000	Microsoft Corp.	AAA	2.500%	02/08/2016	N/A	1,124,760
2,335,000	Oracle Corp.	A+	5.250%	01/15/2016	N/A	2,570,496
						3,986,952

	Telecommunications - 7.9%
1,400,000	AT&T, Inc.	A-	0.900%	02/12/2016	N/A	1,391,541
2,300,000	AT&T, Inc.	A-	2.950%	05/15/2016	N/A	2,400,043
1,899,000	AT&T, Inc.	A-	5.625%	06/15/2016	N/A	2,117,816
1,400,000	AT&T, Inc.	A-	2.400%	08/15/2016	N/A	1,440,588
400,000	British Telecommunications PLC (United Kingdom)	BBB	1.625%	06/28/2016	N/A	402,455
3,585,000	Cisco Systems, Inc.	A+	5.500%	02/22/2016	N/A	3,983,939
1,079,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.750%	03/23/2016	N/A	1,191,825
1,650,000	Embarq Corp.	BB	7.082%	06/01/2016	N/A	1,856,722
1,150,000	Orange SA (France)	BBB+	2.750%	09/14/2016	N/A	1,182,654
1,600,000	Telefonica Emisiones SAU (Spain)	BBB	3.992%	02/16/2016	N/A	1,656,206
1,300,000	Telefonica Emisiones SAU (Spain)	BBB	6.421%	06/20/2016	N/A	1,426,671
1,299,000	Verizon Communications, Inc.	BBB+	5.550%	02/15/2016	N/A	1,432,339
1,900,000	Verizon Communications, Inc.	BBB+	3.000%	04/01/2016	N/A	1,979,889
1,300,000	Verizon Communications, Inc.	BBB+	2.000%	11/01/2016	N/A	1,318,681
1,000,000	Vodafone Group PLC (United Kingdom)	A-	0.900%	02/19/2016	N/A	996,893
800,000	Vodafone Group PLC (United Kingdom)	A-	5.750%	03/15/2016	N/A	886,518
1,000,000	Vodafone Group PLC (United Kingdom)	A-	2.875%	03/16/2016	N/A	1,033,219
						26,697,999

	Textiles - 0.3%
860,000	Mohawk Industries, Inc.	BBB	6.375%	01/15/2016	N/A	944,190

	Transportation - 0.2%
700,000	Norfolk Southern Corp.	BBB+	5.750%	01/15/2016	N/A	774,236

	Total Corporate Bonds - 98.7%
	(Cost $330,277,368)					332,968,377

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.6%
1,980,660	BNY Mellon Securities Lending Overnight Fund, 0.0813%(b) (c)					$1,980,660
	(Cost $1,980,660)

	Total Investments - 99.3%
	(Cost $332,258,028)					334,949,037
	Other Assets in excess of Liabilities - 0.7%					2,460,123
	Net Assets - 100.0%					$ 337,409,160

AB - Stock Company
AG - Stock Corporation
ASA - Stock Company
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
*** Less than 0.1%.
(a) Security, or portion thereof, was on loan at August 31, 2013.
(b) At August 31, 2013, the total market value of the Fund's securities on loan was $1,929,751 and the total market value of the collateral held by the Fund was $1,980,660.
(c) Interest rate shown reflects yield as of August 31, 2013.

See previously submitted notes to financial statements May 31, 2013.

Country Breakdown	% of Corporate Bonds
United States	80.0%
Canada	5.9%
United Kingdom	5.3%
France	2.3%
Japan	1.6%
Spain	0.9%
Germany	0.8%
Netherlands	0.7%
Sweden	0.6%
Australia	0.5%
Cayman Islands	0.4%
Switzerland	0.3%
Panama	0.3%
Luxembourg	0.2%
Bermuda	0.1%
Norway	0.1%
Subject to change daily.

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$332,258,028	$3,226,702	$(535,693)	$2,691,009

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi)
information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value value estimates for Level 3 securities are determined in accordance with the Fund's valuation procedures. The
Fund did not have any Level 3 securities at August 31, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$332,968	$-	$332,968
Investments of Collateral for Securities Loaned	1,981	-	-	1,981
Total	$1,981	$332,968	$-	$334,949

During the three months ended August 31, 2013, there were no transfers between levels.

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF
Portfolio of Investments
August 31, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 98.6%
	Corporate Bonds - 98.6%
	Aerospace & Defense - 1.2%
$ 1,100,000	General Dynamics Corp.	A	1.000%	11/15/2017	N/A	$ 1,062,317
1,400,000	United Technologies Corp.	A	1.800%	06/01/2017	N/A	1,408,967
1,121,000	United Technologies Corp.	A	5.375%	12/15/2017	N/A	1,281,652
						3,752,936

	Agriculture - 1.4%
700,000	Bunge Ltd. Finance Corp.	BBB-	3.200%	06/15/2017	N/A	716,969
750,000	Lorillard Tobacco Co.(a)	BBB-	2.300%	08/21/2017	N/A	738,727
900,000	Philip Morris International, Inc.	A	1.625%	03/20/2017	N/A	899,150
750,000	Philip Morris International, Inc.(a)	A	1.125%	08/21/2017	N/A	729,252
970,000	Reynolds American, Inc.	BBB-	6.750%	06/15/2017	N/A	1,118,344
						4,202,442

	Banks - 29.9%
750,000	American Express Bank FSB, Series BKNT	A-	6.000%	09/13/2017	N/A	862,171
1,000,000	American Express Centurion Bank, Series BKN1	A-	6.000%	09/13/2017	N/A	1,149,561
1,000,000	Bank of America Corp.	BBB+	5.420%	03/15/2017	N/A	1,080,690
1,300,000	Bank of America Corp.	A-	3.875%	03/22/2017	N/A	1,371,510
2,170,000	Bank of America Corp.	A-	6.000%	09/01/2017	N/A	2,439,729
4,445,000	Bank of America Corp.	A-	5.750%	12/01/2017	N/A	4,978,213
1,800,000	Bank of America NA, Series BKNT	A-	5.300%	03/15/2017	N/A	1,965,181
500,000	Bank of America NA, Series BKNT	A-	6.100%	06/15/2017	N/A	559,639
1,520,000	Bank of Montreal, Series MTN (Canada)	A+	2.500%	01/11/2017	N/A	1,558,792
1,000,000	Bank of Montreal, Series MTN (Canada)	A+	1.400%	09/11/2017	N/A	977,995
500,000	Bank of New York Mellon Corp., Series MTN	A+	2.400%	01/17/2017	12/18/16 @ 100	511,259
400,000	Bank of New York Mellon Corp.	A+	1.969%	06/20/2017	N/A	401,548
1,300,000	Bank of Nova Scotia (Canada)	A+	2.550%	01/12/2017	N/A	1,333,600
1,000,000	Bank of Nova Scotia (Canada)	A+	1.375%	12/18/2017	11/18/17 @ 100	972,329
500,000	BB&T Corp., Series MTN	A-	2.150%	03/22/2017	02/22/17 @ 100	502,624
950,000	BB&T Corp., Series MTN	A-	1.600%	08/15/2017	07/14/17 @ 100	935,208
1,750,000	BNP Paribas SA, Series MTN (France)	A+	2.375%	09/14/2017	N/A	1,756,856
1,427,000	Capital One Financial Corp.	BBB	6.750%	09/15/2017	N/A	1,665,594
2,700,000	Citigroup, Inc.	A-	4.450%	01/10/2017	N/A	2,909,209
1,448,000	Citigroup, Inc.	BBB+	5.500%	02/15/2017	N/A	1,572,891
1,519,000	Citigroup, Inc.	A-	6.000%	08/15/2017	N/A	1,721,006
4,088,000	Citigroup, Inc.	A-	6.125%	11/21/2017	N/A	4,690,310
500,000	Comerica Bank	A-	5.200%	08/22/2017	N/A	551,187
3,100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA-	3.375%	01/19/2017	N/A	3,267,087
4,016,000	Deutsche Bank AG (Germany)	A	6.000%	09/01/2017	N/A	4,592,011
300,000	Fifth Third Bancorp	BBB-	5.450%	01/15/2017	N/A	329,342
2,150,000	Goldman Sachs Group, Inc.	BBB+	5.625%	01/15/2017	N/A	2,343,279
3,496,000	Goldman Sachs Group, Inc.	A-	6.250%	09/01/2017	N/A	3,953,501
500,000	HSBC Bank USA NA, Series BKNT	A	6.000%	08/09/2017	N/A	564,022
750,000	JPMorgan Chase Bank NA, Series BKNT	A	6.000%	07/05/2017	N/A	848,216
2,750,000	JPMorgan Chase Bank NA, Series BKNT	A	6.000%	10/01/2017	N/A	3,125,826
900,000	JPMorgan Chase & Co.	A-	6.125%	06/27/2017	N/A	1,016,719
2,200,000	JPMorgan Chase & Co.	A	2.000%	08/15/2017	N/A	2,189,015
600,000	Lloyds TSB Bank PLC (United Kingdom)	A	4.200%	03/28/2017	N/A	637,446
1,997,000	Morgan Stanley, Series GMTN	A-	5.450%	01/09/2017	N/A	2,175,260
2,100,000	Morgan Stanley	A-	4.750%	03/22/2017	N/A	2,254,791
1,700,000	Morgan Stanley, Series MTN	A-	5.550%	04/27/2017	N/A	1,873,086
2,300,000	Morgan Stanley, Series MTN	A-	6.250%	08/28/2017	N/A	2,599,846
2,000,000	Morgan Stanley, Series MTN	A-	5.950%	12/28/2017	N/A	2,241,058
500,000	National Bank of Canada, Series MTN (Canada)	A	1.450%	11/07/2017	10/07/17 @ 100	488,009
300,000	PNC Bank NA, Series BKNT	A-	5.250%	01/15/2017	N/A	332,124
800,000	PNC Bank NA, Series BKNT	A-	4.875%	09/21/2017	N/A	882,290
400,000	PNC Funding Corp.	BBB+	5.625%	02/01/2017	N/A	443,836
2,500,000	Royal Bank of Canada (Canada)	AAA	1.200%	09/19/2017	N/A	2,445,403
950,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	1.800%	07/18/2017	N/A	943,213
500,000	SunTrust Banks, Inc.	BBB	3.500%	01/20/2017	12/20/16 @ 100	524,358
300,000	SunTrust Banks, Inc.	BBB	6.000%	09/11/2017	N/A	341,705
1,600,000	Svenska Handelsbanken AB (Sweden)	AA-	2.875%	04/04/2017	N/A	1,650,186
1,833,000	UBS AG, Series BKNT (Switzerland)	A	5.875%	12/20/2017	N/A	2,110,406
500,000	Union Bank NA, Series BKNT	A+	2.125%	06/16/2017	N/A	498,055
800,000	US Bancorp, Series MTN	A+	1.650%	05/15/2017	04/15/17 @ 100	796,503
900,000	Wachovia Bank NA, Series BKNT	A+	6.000%	11/15/2017	N/A	1,030,739
1,859,000	Wachovia Corp.	A+	5.750%	06/15/2017	N/A	2,119,202
1,700,000	Wells Fargo & Co., Series MTN	A+	2.100%	05/08/2017	N/A	1,722,132
3,816,000	Wells Fargo & Co.	A+	5.625%	12/11/2017	N/A	4,356,639
						91,162,407

	Beverages - 2.5%
2,200,000	Anheuser-Busch InBev Worldwide, Inc.	A	1.375%	07/15/2017	N/A	2,177,241
1,270,000	Coca-Cola Co.	AA-	5.350%	11/15/2017	N/A	1,451,184
1,197,000	Diageo Capital PLC (United Kingdom)	A-	1.500%	05/11/2017	N/A	1,187,102
1,207,000	Diageo Capital PLC (United Kingdom)	A-	5.750%	10/23/2017	N/A	1,377,297
1,400,000	PepsiCo, Inc.	A-	1.250%	08/13/2017	N/A	1,369,665
						7,562,489

	Biotechnology - 1.2%
1,300,000	Amgen, Inc.	A	2.125%	05/15/2017	N/A	1,313,974
1,136,000	Amgen, Inc.	A	5.850%	06/01/2017	N/A	1,290,456
1,000,000	Celgene Corp.	BBB+	1.900%	08/15/2017	N/A	995,373
						3,599,803

	Chemicals - 1.2%
1,200,000	Eastman Chemical Co.	BBB	2.400%	06/01/2017	N/A	1,207,151
500,000	Ecolab, Inc.	BBB+	1.450%	12/08/2017	N/A	486,773
400,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A-	3.250%	12/01/2017	N/A	411,944
775,000	Rohm & Haas Co.	BBB	6.000%	09/15/2017	N/A	886,225
675,000	Sherwin-Williams Co.	A	1.350%	12/15/2017	N/A	655,669
						3,647,762

	Commercial Services - 0.5%
1,100,000	ADT Corp.	BB-	2.250%	07/15/2017	N/A	1,035,404
500,000	Western Union Co.	BBB+	2.875%	12/10/2017	N/A	502,436
						1,537,840

	Computers - 2.5%
250,000	Hewlett-Packard Co.	BBB+	5.400%	03/01/2017	N/A	274,056
1,900,000	Hewlett-Packard Co.	BBB+	2.600%	09/15/2017	N/A	1,907,047
1,000,000	International Business Machines Corp.	AA-	1.250%	02/06/2017	N/A	989,663
3,046,000	International Business Machines Corp.	AA-	5.700%	09/14/2017	N/A	3,504,907
900,000	NetApp, Inc.	BBB+	2.000%	12/15/2017	N/A	878,168
						7,553,841

	Diversified Financial Services - 14.6%
1,398,000	American Express Co.	BBB+	6.150%	08/28/2017	N/A	1,616,158
1,800,000	American Express Credit Corp., Series MTN	A-	2.375%	03/24/2017	N/A	1,847,826
1,100,000	Bear Stearns Cos., LLC	A-	5.550%	01/22/2017	N/A	1,210,679
2,451,000	Bear Stearns Cos., LLC	A	6.400%	10/02/2017	N/A	2,831,184
1,100,000	BlackRock, Inc.	A+	6.250%	09/15/2017	N/A	1,283,641
300,000	Caterpillar Financial Services Corp., Series MTN	A	1.625%	06/01/2017	N/A	298,403
1,000,000	Caterpillar Financial Services Corp., Series MTNG	A	1.250%	11/06/2017	N/A	975,925
100,000	Eaton Vance Corp.	A-	6.500%	10/02/2017	N/A	114,891
1,250,000	Ford Motor Credit Co., LLC	BBB-	4.250%	02/03/2017	N/A	1,312,187
1,250,000	Ford Motor Credit Co., LLC	BBB-	3.000%	06/12/2017	N/A	1,260,526
2,000,000	Ford Motor Credit Co., LLC	BBB-	6.625%	08/15/2017	N/A	2,260,410
1,300,000	General Electric Capital Corp.	AA+	2.900%	01/09/2017	N/A	1,346,946
1,576,000	General Electric Capital Corp., Series MTN	AA+	5.400%	02/15/2017	N/A	1,760,589
1,850,000	General Electric Capital Corp., Series MTN	AA+	2.300%	04/27/2017	N/A	1,877,060
3,892,000	General Electric Capital Corp., Series MTN	AA+	5.625%	09/15/2017	N/A	4,407,507
1,500,000	General Electric Capital Corp., Series GMTN	AA+	1.600%	11/20/2017	N/A	1,472,157
1,750,000	International Lease Finance Corp.	BBB-	8.750%	03/15/2017	N/A	1,992,813
1,000,000	International Lease Finance Corp.	BBB-	8.875%	09/01/2017	N/A	1,143,750
500,000	John Deere Capital Corp., Series MTN	A	2.000%	01/13/2017	N/A	505,830
450,000	John Deere Capital Corp., Series MTN	A	1.400%	03/15/2017	N/A	446,580
300,000	John Deere Capital Corp., Series MTN	A	2.800%	09/18/2017	N/A	310,885
600,000	John Deere Capital Corp.	A	1.200%	10/10/2017	N/A	586,014
1,100,000	Merrill Lynch & Co., Inc.	BBB+	5.700%	05/02/2017	N/A	1,197,647
2,938,000	Merrill Lynch & Co., Inc., Series GMTN	A-	6.400%	08/28/2017	N/A	3,353,037
1,650,000	Murray Street Investment Trust I	A-	4.647%	03/09/2017	N/A	1,752,226
400,000	National Rural Utilities Cooperative Finance Corp.	A+	5.450%	04/10/2017	N/A	450,888
600,000	NYSE Euronext	A	2.000%	10/05/2017	N/A	596,902
100,000	ORIX Corp. (Japan)(a)	A-	3.750%	03/09/2017	N/A	102,809
400,000	PACCAR Financial Corp., Series MTN	A+	1.600%	03/15/2017	N/A	396,160
1,000,000	SLM Corp., Series MTN	BBB-	6.000%	01/25/2017	N/A	1,065,000
500,000	SLM Corp., Series MTN	BBB-	4.625%	09/25/2017	N/A	505,000
1,660,000	Toyota Motor Credit Corp., Series MTN	AA-	2.050%	01/12/2017	N/A	1,683,052
860,000	Toyota Motor Credit Corp., Series MTN	AA-	1.750%	05/22/2017	N/A	861,456
1,600,000	Toyota Motor Credit Corp., Series MTN	AA-	1.250%	10/05/2017	N/A	1,564,723
						44,390,861

	Electric - 1.4%
600,000	American Electric Power Co., Inc.	BBB-	1.650%	12/15/2017	11/15/17 @ 100	584,131
900,000	Duke Energy Corp.	BBB	1.625%	08/15/2017	N/A	890,549
652,000	Exelon Generation Co., LLC	BBB	6.200%	10/01/2017	N/A	744,769
1,170,000	Pacific Gas & Electric Co.	BBB	5.625%	11/30/2017	N/A	1,339,737
570,000	Virginia Electric & Power Co.	A-	5.950%	09/15/2017	N/A	661,444
						4,220,630

	Electronics - 0.3%
810,000	Agilent Technologies, Inc.	BBB+	6.500%	11/01/2017	N/A	929,074

	Engineering & Construction - 0.2%
560,000	ABB Finance USA, Inc.	A	1.625%	05/08/2017	N/A	556,476

	Food - 2.2%
100,000	ConAgra Foods, Inc.	BBB-	5.819%	06/15/2017	N/A	112,072
1,150,000	General Mills Inc.	BBB+	5.700%	02/15/2017	N/A	1,294,918
1,000,000	Kraft Foods Group, Inc.	BBB	2.250%	06/05/2017	N/A	1,014,323
570,000	Kroger Co.	BBB	6.400%	08/15/2017	N/A	655,252
1,699,000	Mondelez International, Inc.	BBB-	6.500%	08/11/2017	N/A	1,969,844
700,000	Safeway, Inc.	BBB	6.350%	08/15/2017	N/A	797,440
750,000	Unilever Capital Corp.	A+	0.850%	08/02/2017	N/A	723,707
						6,567,556

	Gas - 0.0%***
150,000	Sempra Energy	BBB+	2.300%	04/01/2017	N/A	151,945

	Health Care Products - 0.9%
500,000	Baxter International, Inc.	A	1.850%	01/15/2017	N/A	502,395
1,213,000	Covidien International Finance SA (Luxembourg)	A	6.000%	10/15/2017	N/A	1,397,715
800,000	Hospira, Inc.	BBB-	6.050%	03/30/2017	N/A	862,229
						2,762,339

	Health Care Services - 0.7%
500,000	Aetna, Inc.	A-	1.500%	11/15/2017	10/15/17 @ 100	485,996
330,000	Laboratory Corp. of America Holdings	BBB	2.200%	08/23/2017	N/A	326,867
800,000	UnitedHealth Group, Inc.	A	1.400%	10/15/2017	N/A	781,064
570,000	WellPoint, Inc.	A-	5.875%	06/15/2017	N/A	645,681
						2,239,608

	Household Products & Housewares - 0.3%
759,000	Kimberly-Clark Corp.	A	6.125%	08/01/2017	N/A	882,175

	Insurance - 2.5%
300,000	ACE INA Holdings, Inc.	A	5.700%	02/15/2017	N/A	337,377
450,000	Aflac, Inc.	A-	2.650%	02/15/2017	N/A	460,921
1,200,000	American International Group, Inc.	A-	3.800%	03/22/2017	N/A	1,270,956
1,000,000	American International Group, Inc., Series MTN	A-	5.450%	05/18/2017	N/A	1,112,006
300,000	American International Group, Inc.	A-	8.250%	08/15/2018	N/A	371,905
1,500,000	Berkshire Hathaway Finance Corp.	AA	1.600%	05/15/2017	N/A	1,505,226
800,000	Berkshire Hathaway, Inc.	AA	1.900%	01/31/2017	N/A	810,506
300,000	Hartford Financial Services Group, Inc.	BBB	5.375%	03/15/2017	N/A	329,561
500,000	MetLife, Inc.	A-	1.756%	12/15/2017	N/A	493,132
920,000	Prudential Financial, Inc., Series MTN	A	6.000%	12/01/2017	N/A	1,060,213
						7,751,803

	Internet - 0.8%
800,000	Amazon.com, Inc.	AA-	1.200%	11/29/2017	N/A	775,330
1,000,000	eBay, Inc.	A	1.350%	07/15/2017	N/A	986,875
550,000	Symantec Corp.	BBB	2.750%	06/15/2017	05/15/17 @ 100	554,963
						2,317,168

	Iron & Steel - 0.3%
40,000	ArcelorMittal (Luxembourg)	BB+	5.000%	02/25/2017	N/A	41,100
730,000	Nucor Corp.	A	5.750%	12/01/2017	N/A	829,474
						870,574

	Leisure Time - 0.2%
700,000	Carnival Corp. (Panama)	BBB+	1.875%	12/15/2017	N/A	680,886

	Lodging - 0.3%
850,000	Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.	BBB-	5.375%	03/15/2022	03/15/17 @ 103	843,625

	Machinery-Construction & Mining - 0.2%
550,000	Caterpillar, Inc.	A	1.500%	06/26/2017	N/A	543,698

	Media - 3.8%
712,000	Comcast Cable Communications, LLC	A-	8.875%	05/01/2017	N/A	886,478
1,400,000	Comcast Corp.	A-	6.500%	01/15/2017	N/A	1,621,456
1,269,000	Comcast Corp.	A-	6.300%	11/15/2017	N/A	1,492,905
1,500,000	DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.	BBB	2.400%	03/15/2017	N/A	1,491,321
2,458,000	Time Warner Cable, Inc.	BBB	5.850%	05/01/2017	N/A	2,678,030
500,000	Time Warner Cos., Inc.	BBB	7.250%	10/15/2017	N/A	599,750
300,000	Viacom, Inc.	BBB	3.500%	04/01/2017	N/A	312,353
600,000	Viacom, Inc.	BBB	6.125%	10/05/2017	N/A	684,355
500,000	Walt Disney Co., Series MTN	A	1.125%	02/15/2017	N/A	490,378
1,400,000	Walt Disney Co., Series MTN	A	1.100%	12/01/2017	N/A	1,366,200
						11,623,226

	Mining - 1.1%
946,000	Alcoa, Inc.	BBB-	5.550%	02/01/2017	N/A	1,006,076
600,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	2.150%	03/01/2017	N/A	588,051
480,000	Rio Tinto Finance USA PLC (United Kingdom)	A-	2.000%	03/22/2017	02/22/17 @ 100	478,650
1,280,000	Rio Tinto Finance USA PLC (United Kingdom)	A-	1.625%	08/21/2017	07/21/17 @ 100	1,251,149
						3,323,926

	Miscellaneous Manufacturing - 2.0%
600,000	3M Co., Series MTN	AA-	1.000%	06/26/2017	N/A	584,518
4,409,000	General Electric Co.	AA+	5.250%	12/06/2017	N/A	4,991,711
434,000	Tyco Electronics Group SA (Luxembourg)	BBB+	6.550%	10/01/2017	N/A	497,069
						6,073,298

	Office & Business Equipment - 0.7%
470,000	Pitney Bowes, Inc., Series MTN(a)	BBB	5.750%	09/15/2017	N/A	509,539
800,000	Xerox Corp.	BBB-	6.750%	02/01/2017	N/A	912,209
600,000	Xerox Corp.	BBB-	2.950%	03/15/2017	N/A	613,088
						2,034,836

	Oil & Gas - 8.4%
2,342,000	Anadarko Petroleum Corp.	BBB-	6.375%	09/15/2017	N/A	2,712,729
300,000	Apache Corp.	A-	5.625%	01/15/2017	N/A	337,962
1,500,000	BP Capital Markets PLC (United Kingdom)	A	1.846%	05/05/2017	N/A	1,501,761
800,000	BP Capital Markets PLC (United Kingdom)	A	1.375%	11/06/2017	N/A	780,009
1,280,000	Canadian Natural Resources Ltd. (Canada)	BBB+	5.700%	05/15/2017	N/A	1,441,357
2,000,000	Chevron Corp.	AA	1.104%	12/05/2017	11/05/17 @ 100	1,947,090
1,300,000	ConocoPhillips Co.	A	1.050%	12/15/2017	11/15/17 @ 100	1,255,710
780,000	Devon Energy Corp.	BBB+	1.875%	05/15/2017	04/15/17 @ 100	770,154
580,000	Encana Corp. (Canada)	BBB	5.900%	12/01/2017	N/A	659,259
813,000	EOG Resources, Inc.	A-	5.875%	09/15/2017	N/A	934,240
787,000	Marathon Oil Corp.	BBB	6.000%	10/01/2017	N/A	902,119
500,000	Murphy Oil Corp.	BBB	2.500%	12/01/2017	N/A	493,984
1,700,000	Occidental Petroleum Corp.	A	1.750%	02/15/2017	N/A	1,701,550
1,300,000	Phillips 66	BBB	2.950%	05/01/2017	N/A	1,340,867
1,000,000	Plains Exploration & Production Co.	BBB	6.750%	02/01/2022	02/01/17 @ 103	1,064,929
800,000	Shell International Finance BV (Netherlands)	AA	5.200%	03/22/2017	N/A	899,145
1,150,000	Shell International Finance BV (Netherlands)	AA	1.125%	08/21/2017	N/A	1,132,054
1,170,000	Statoil ASA (Norway)	AA-	3.125%	08/17/2017	N/A	1,233,771
1,050,000	Total Capital International SA (France)	AA-	1.500%	02/17/2017	N/A	1,048,358
1,400,000	Total Capital International SA (France)	AA-	1.550%	06/28/2017	N/A	1,390,599
1,000,000	Transocean, Inc. (Cayman Islands)	BBB-	2.500%	10/15/2017	N/A	991,771
832,000	Valero Energy Corp.	BBB	6.125%	06/15/2017	N/A	947,050
						25,486,468

	Oil & Gas Services - 0.2%
300,000	National Oilwell Varco, Inc.	A-	1.350%	12/01/2017	N/A	291,841
320,000	Weatherford International, Inc.	BBB-	6.350%	06/15/2017	N/A	359,186
						651,027

	Pharmaceuticals - 4.0%
1,125,000	Actavis, Inc.	BBB	1.875%	10/01/2017	N/A	1,108,556
1,982,000	AstraZeneca PLC (United Kingdom)	AA-	5.900%	09/15/2017	N/A	2,292,684
800,000	Bristol-Myers Squibb Co.	A+	0.875%	08/01/2017	N/A	775,086
870,000	ELI Lilly & Co.	AA-	5.200%	03/15/2017	N/A	975,339
1,500,000	Express Scripts Holding Co.	BBB+	2.650%	02/15/2017	N/A	1,537,201
2,100,000	GlaxoSmithKline Capital PLC (United Kingdom)	A+	1.500%	05/08/2017	N/A	2,084,897
746,000	Johnson & Johnson	AAA	5.550%	08/15/2017	N/A	854,119
570,000	McKesson Corp.	A-	5.700%	03/01/2017	N/A	641,704
800,000	Merck & Co., Inc.	AA	6.000%	09/15/2017	N/A	928,201
500,000	Pfizer, Inc.	AA	0.900%	01/15/2017	N/A	495,698
500,000	Wyeth, LLC	AA	5.450%	04/01/2017	N/A	567,457
						12,260,942

	Pipelines - 0.7%
500,000	DCP Midstream Operating, LP	BBB-	2.500%	12/01/2017	11/01/17 @ 100	492,213
720,000	Enterprise Products Operating, LLC, Series L	BBB+	6.300%	09/15/2017	N/A	831,003
350,000	Kinder Morgan Energy Partners, LP	BBB	6.000%	02/01/2017	N/A	396,077
500,000	Williams Partners, LP/Williams Partners Finance Corp.	BBB	7.250%	02/01/2017	N/A	580,744
						2,300,037

	Real Estate Investment Trusts - 1.0%
300,000	American Tower Corp.	BBB-	7.000%	10/15/2017	N/A	341,683
600,000	ERP Operating, LP	BBB+	5.750%	06/15/2017	N/A	673,268
570,000	HCP, Inc.	BBB+	6.000%	01/30/2017	N/A	638,187
400,000	Simon Property Group, LP	A	2.800%	01/30/2017	10/30/16 @ 100	410,937
350,000	Simon Property Group, LP	A	5.875%	03/01/2017	12/01/16 @ 100	394,189
500,000	Simon Property Group, LP(a)	A	2.150%	09/15/2017	06/15/17 @ 100	503,039
						2,961,303

	Retail - 3.7%
877,000	Costco Wholesale Corp.	A+	5.500%	03/15/2017	N/A	995,394
1,400,000	Costco Wholesale Corp.	A+	1.125%	12/15/2017	N/A	1,359,980
1,686,000	CVS Caremark Corp.	BBB+	5.750%	06/01/2017	N/A	1,924,230
290,000	Darden Restaurants, Inc.	BBB	6.200%	10/15/2017	N/A	323,224
400,000	Dollar General Corp.	BBB-	4.125%	07/15/2017	N/A	420,418
500,000	Kohl's Corp.	BBB+	6.250%	12/15/2017	N/A	571,176
500,000	Lowe's Cos., Inc.	A-	1.625%	04/15/2017	03/15/17 @ 100	499,517
680,000	McDonald's Corp., Series GMTN	A	5.800%	10/15/2017	N/A	785,770
650,000	Starbucks Corp.	A-	6.250%	08/15/2017	N/A	748,862
969,000	Target Corp.	A+	5.375%	05/01/2017	N/A	1,098,268
1,050,000	Walgreen Co.	BBB	1.800%	09/15/2017	N/A	1,043,017
1,208,000	Wal-Mart Stores, Inc.(a)	AA	5.375%	04/05/2017	N/A	1,368,322
						11,138,178

	Semiconductors - 1.1%
350,000	Altera Corp.	A-	1.750%	05/15/2017	N/A	346,125
3,200,000	Intel Corp.	A+	1.350%	12/15/2017	N/A	3,136,726
						3,482,851

	Software - 1.7%
800,000	Fidelity National Information Services, Inc.	BBB-	5.000%	03/15/2022	03/15/17 @ 103	823,438
670,000	Fiserv, Inc.	BBB-	6.800%	11/20/2017	N/A	778,476
300,000	Intuit, Inc.	BBB	5.750%	03/15/2017	N/A	333,234
500,000	Microsoft Corp.	AAA	0.875%	11/15/2017	N/A	485,895
2,900,000	Oracle Corp.	A+	1.200%	10/15/2017	N/A	2,826,540
						5,247,583

	Telecommunications - 4.1%
1,070,000	AT&T, Inc.	A-	1.600%	02/15/2017	N/A	1,063,851
1,200,000	AT&T, Inc.	A-	1.700%	06/01/2017	N/A	1,193,407
2,000,000	AT&T, Inc.	A-	1.400%	12/01/2017	N/A	1,945,670
400,000	CC Holdings GS V, LLC / Crown Castle GS III Corp.	BB+	2.381%	12/15/2017	N/A	392,447
300,000	CenturyLink, Inc., Series N	BB	6.000%	04/01/2017	N/A	322,500
500,000	Cisco Systems, Inc.	A+	3.150%	03/14/2017	N/A	526,767
400,000	Nippon Telegraph & Telephone Corp. (Japan)	AA	1.400%	07/18/2017	N/A	393,269
500,000	Qwest Corp.	BBB-	6.500%	06/01/2017	N/A	562,325
1,000,000	Telefonica Emisiones SAU (Spain)	BBB	6.221%	07/03/2017	N/A	1,096,222
759,000	Verizon Communications, Inc.	BBB+	5.500%	04/01/2017	N/A	852,576
500,000	Verizon Communications, Inc.	BBB+	1.100%	11/01/2017	N/A	482,284
1,681,000	Vodafone Group PLC (United Kingdom)	A-	5.625%	02/27/2017	N/A	1,878,571
900,000	Vodafone Group PLC (United Kingdom)	A-	1.625%	03/20/2017	N/A	888,437
1,000,000	Vodafone Group PLC (United Kingdom)	A-	1.250%	09/26/2017	N/A	961,323
						12,559,649

	Transportation - 0.5%
830,000	Burlington Northern Santa Fe, LLC	BBB+	5.650%	05/01/2017	N/A	937,745
500,000	Norfolk Southern Corp.	BBB+	7.700%	05/15/2017	N/A	601,929
						1,539,674

	Water - 0.3%
795,000	American Water Capital Corp.	A-	6.085%	10/15/2017	N/A	915,660

	Total Corporate Bonds - 98.6%
	(Cost $299,778,174)					300,326,596

Number of
Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.6%
1,734,330	BNY Mellon Securities Lending Overnight Fund, 0.0813%(b) (c)					$ 1,734,330
	(Cost $1,734,330)

	Total Investments - 99.2%
	(Cost $301,512,504)					302,060,926
	Other Assets in excess of Liabilities - 0.8%					2,460,036
	Net Assets - 100.0%					$ 304,520,962

AB - Stock Company
AG - Stock Corporation
ASA - Stock Company
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
*** Less than 0.1%.
(a) Security, or portion thereof, was on loan at August 31, 2013.
(b) At August 31, 2013, the total market value of the Fund's securities on loan was $1,690,674 and the total market value of the collateral held by the Fund was $1,734,330.
(c) Interest rate shown reflects yield as of August 31, 2013.

See previously submitted notes to financial statements for the period ended May 31, 2013.

Country Breakdown	% of Corporate Bonds
United States	83.1%
United Kingdom	5.1%
Canada	3.4%
Netherlands	1.8%
Germany	1.5%
France	1.4%
Switzerland	0.7%
Luxembourg	0.6%
Sweden	0.6%
Japan	0.5%
Norway	0.4%
Spain	0.4%
Cayman Islands	0.3%
Panama	0.2%
Subject to change daily.

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$301,512,504	$3,008,736	$(2,460,314)	$548,422

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi)
information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value value estimates for Level 3 securities are determined in accordance with the Fund's valuation procedures. The Fund did not have any Level 3 securities at August 31, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$300,327	$-	$300,327
Investments of Collateral for Securities Loaned	1,734	-	-	1,734
Total	$1,734	$300,327	$-	$302,061

During the three months ended August 31, 2013, there were no transfers between levels.

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF
Portfolio of Investments
August 31, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 98.6%
	Aerospace & Defense - 0.4%
$550,000	Northrop Grumman Corp.	BBB	1.750%	06/01/2018	N/A	$535,215

	Agriculture - 2.5%
818,000	Altria Group, Inc.	BBB	9.700%	11/10/2018	N/A	1,072,995
420,000	Archer Daniels Midland Co.	A	5.450%	03/15/2018	N/A	480,221
1,355,000	Philip Morris International, Inc.	A	5.650%	05/16/2018	N/A	1,562,978
						3,116,194

	Banks - 26.7%
1,900,000	Bank of America Corp.	A-	2.000%	01/11/2018	N/A	1,846,302
1,750,000	Bank of America Corp., Series MTNL	A-	5.650%	05/01/2018	N/A	1,951,437
500,000	Bank of Montreal, Series MTN (Canada)	A+	1.450%	04/09/2018	03/09/18 @ 100	485,137
250,000	Bank of New York Mellon Corp.	A+	1.300%	01/25/2018	12/25/17 @ 100	242,449
500,000	Bank of Nova Scotia (Canada)	A+	1.450%	04/25/2018	N/A	484,783
200,000	BB&T Corp., Series MTN	A-	1.450%	01/12/2018	12/12/17 @ 100	193,784
500,000	BB&T Corp., Series MTN	A-	2.050%	06/19/2018	05/15/18 @ 100	494,299
700,000	Canadian Imperial Bank of Commerce (Canada)	A+	1.550%	01/23/2018	12/23/17 @ 100	681,582
500,000	Capital One NA, Series BKNT	BBB+	1.500%	03/22/2018	02/22/18 @ 100	480,669
1,000,000	Citigroup, Inc.	A-	1.750%	05/01/2018	N/A	962,836
1,105,000	Citigroup, Inc.	A-	6.125%	05/15/2018	N/A	1,269,058
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)(a)	AA-	1.700%	03/19/2018	N/A	976,057
450,000	Credit Suisse (Switzerland)	BBB	6.000%	02/15/2018	N/A	504,727
300,000	Discover Bank	BBB	2.000%	02/21/2018	N/A	290,705
360,000	Fifth Third Bancorp	BBB-	4.500%	06/01/2018	N/A	385,771
250,000	Fifth Third Bank, Series BKNT	BBB+	1.450%	02/28/2018	01/28/18 @ 100	240,654
1,400,000	Goldman Sachs Group, Inc.	A-	5.950%	01/18/2018	N/A	1,567,742
1,200,000	Goldman Sachs Group, Inc., Series GLOB	A-	2.375%	01/22/2018	N/A	1,179,458
1,725,000	Goldman Sachs Group, Inc.	A-	6.150%	04/01/2018	N/A	1,952,150
500,000	Goldman Sachs Group, Inc.	A-	2.900%	07/19/2018	N/A	499,934
700,000	HBOS PLC, Series REGS (United Kingdom)	BB+	6.750%	05/21/2018	N/A	768,778
500,000	HSBC USA, Inc.	A+	1.625%	01/16/2018	N/A	485,399
1,000,000	Intesa Sanpaolo SpA (Italy)	BBB	3.875%	01/16/2018	N/A	976,119
1,975,000	JPMorgan Chase & Co.	A	6.000%	01/15/2018	N/A	2,262,155
500,000	JPMorgan Chase & Co.	A	1.800%	01/25/2018	N/A	487,722
1,100,000	JPMorgan Chase & Co.	A	1.625%	05/15/2018	N/A	1,054,646
300,000	Key Bank NA, Series BKNT	A-	1.650%	02/01/2018	N/A	292,211
2,300,000	Morgan Stanley, Series GMTN	A-	6.625%	04/01/2018	N/A	2,638,588
1,000,000	Morgan Stanley	A-	2.125%	04/25/2018	N/A	966,466
156,000	Regions Bank, Series BKNT	BBB-	7.500%	05/15/2018	N/A	182,587
500,000	Regions Financial Corp.	BBB-	2.000%	05/15/2018	04/15/18 @ 100	478,829
500,000	Royal Bank of Canada, Series MTN (Canada)	AA-	1.500%	01/16/2018	N/A	489,137
1,000,000	Royal Bank of Canada, Series GMTN (Canada)	AA-	2.200%	07/27/2018	N/A	998,952
200,000	Royal Bank of Scotland NV (Netherlands)	BBB-	4.650%	06/04/2018	N/A	201,448
250,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	1.500%	01/18/2018	N/A	241,906
500,000	Svenska Handelsbanken AB (Sweden)	AA-	1.625%	03/21/2018	N/A	485,477
500,000	Toronto-Dominion Bank, Series MTN (Canada)	AA-	1.400%	04/30/2018	N/A	485,589
1,244,000	UBS AG, Series BKNT (Switzerland)	A	5.750%	04/25/2018	N/A	1,429,855
1,075,000	Wachovia Corp., Series MTN	A+	5.750%	02/01/2018	N/A	1,232,794
900,000	Wells Fargo & Co.	A+	1.500%	01/16/2018	N/A	877,496
						33,725,688

	Beverages - 2.7%
200,000	Anheuser-Busch Cos., LLC	A	5.500%	01/15/2018	N/A	229,067
450,000	Anheuser-Busch InBev Finance, Inc.	A	1.250%	01/17/2018	N/A	437,750
260,000	Coca-Cola Co.	AA-	1.650%	03/14/2018	N/A	258,284
400,000	Coca-Cola Co.	AA-	1.150%	04/01/2018	N/A	388,592
300,000	Dr Pepper Snapple Group, Inc.	BBB	6.820%	05/01/2018	N/A	358,031
900,000	PepsiCo, Inc.	A-	5.000%	06/01/2018	N/A	1,012,679
525,000	PepsiCo, Inc.	A-	7.900%	11/01/2018	N/A	665,601
						3,350,004

	Biotechnology - 0.4%
100,000	Amgen, Inc.	A	6.150%	06/01/2018	N/A	116,200
300,000	Biogen IDEC, Inc.	A-	6.875%	03/01/2018	N/A	352,580
						468,780

	Chemicals - 1.2%
280,000	CF Industries, Inc.	BBB-	6.875%	05/01/2018	N/A	326,769
250,000	Dow Chemical Co.	BBB	5.700%	05/15/2018	N/A	286,980
510,000	EI du Pont de Nemours & Co.	A	6.000%	07/15/2018	N/A	600,863
250,000	PPG Industries, Inc.	BBB+	6.650%	03/15/2018	N/A	292,953
						1,507,565

	Commercial Services - 0.2%
300,000	Total System Services, Inc.	BBB+	2.375%	06/01/2018	N/A	290,571

	Computers - 4.0%
1,700,000	Apple, Inc.	AA+	1.000%	05/03/2018	N/A	1,625,977
505,000	Computer Sciences Corp.	BBB	6.500%	03/15/2018	N/A	570,573
1,100,000	EMC Corp.	A	1.875%	06/01/2018	N/A	1,087,775
300,000	Hewlett-Packard Co.	BBB+	5.500%	03/01/2018	N/A	334,178
500,000	IBM Corp.	AA-	1.250%	02/08/2018	N/A	487,256
750,000	IBM Corp.	AA-	7.625%	10/15/2018	N/A	945,961
						5,051,720

	Diversified Financial Services - 12.6%
675,000	American Express Co.	BBB+	7.000%	03/19/2018	N/A	808,970
500,000	American Express Co.	BBB+	1.550%	05/22/2018	N/A	484,587
411,000	Associates Corp. of North America	A-	6.950%	11/01/2018	N/A	482,999
890,000	Bear Stearns Cos., LLC	A	7.250%	02/01/2018	N/A	1,059,044
400,000	Bear Stearns Cos., LLC	A2	4.650%	07/02/2018	N/A	433,120
300,000	Caterpillar Financial Services Corp., Series MTN	A	5.450%	04/15/2018	N/A	342,771
400,000	Caterpillar Financial Services Corp., Series MTN	A	7.050%	10/01/2018	N/A	489,552
500,000	Ford Motor Credit Co., LLC	BB+	2.375%	01/16/2018	N/A	487,047
700,000	Ford Motor Credit Co., LLC	BB+	5.000%	05/15/2018	N/A	754,417
500,000	General Electric Capital Corp.(a)	AA+	1.625%	04/02/2018	N/A	488,350
1,825,000	General Electric Capital Corp., Series GMTN	AA+	5.625%	05/01/2018	N/A	2,084,243
500,000	International Lease Finance Corp.	BBB-	3.875%	04/15/2018	N/A	478,437
420,000	Jefferies Group, LLC	BBB	5.125%	04/13/2018	N/A	448,365
100,000	John Deere Capital Corp., Series MTN	A	5.350%	04/03/2018	N/A	113,633
300,000	John Deere Capital Corp., Series MTN	A	5.750%	09/10/2018	N/A	348,402
2,725,000	Merrill Lynch & Co., Inc., Series MTN	A-	6.875%	04/25/2018	N/A	3,172,235
500,000	Merrill Lynch & Co., Inc.	A-	6.500%	07/15/2018	N/A	573,409
300,000	Merrill Lynch & Co., Inc.	A-	6.875%	11/15/2018	N/A	352,633
250,000	National Rural Utilities Cooperative Finance Corp.	A+	5.450%	02/01/2018	N/A	285,032
624,000	National Rural Utilities Cooperative Finance Corp.	A+	10.375%	11/01/2018	N/A	858,359
875,000	SLM Corp., Series MTN	BBB-	8.450%	06/15/2018	N/A	1,001,875
400,000	Toyota Motor Credit Corp., Series MTN	AA-	1.375%	01/10/2018	N/A	391,562
						15,939,042

	Electric - 4.0%
120,000	Commonwealth Edison Co.	A-	5.800%	03/15/2018	N/A	139,179
420,000	Consolidated Edison Co. of New York, Inc., Series 08-A	A-	5.850%	04/01/2018	N/A	489,261
400,000	Consolidated Edison Co. of New York, Inc.	A-	7.125%	12/01/2018	N/A	494,891
300,000	Dominion Resources, Inc.	A-	6.400%	06/15/2018	N/A	354,556
200,000	Duke Energy Carolinas, LLC, Series C	A	7.000%	11/15/2018	N/A	245,189
100,000	Duke Energy Florida, Inc.	A	5.650%	06/15/2018	N/A	115,304
200,000	MidAmerican Energy Holdings Co.	BBB+	5.750%	04/01/2018	N/A	230,696
200,000	Nevada Power Co.	BBB+	6.500%	08/01/2018	N/A	238,726
243,000	NiSource Finance Corp.	BBB-	6.400%	03/15/2018	N/A	280,823
550,000	Northern States Power Co.	A	5.250%	03/01/2018	N/A	627,582
150,000	Oncor Electric Delivery Co., LLC	A	6.800%	09/01/2018	N/A	179,279
365,000	Pacific Gas & Electric Co.	BBB	8.250%	10/15/2018	N/A	465,248
350,000	PacifiCorp	A	5.650%	07/15/2018	N/A	407,608
400,000	PECO Energy Co.	A-	5.350%	03/01/2018	N/A	458,691
100,000	TransAlta Corp. (Canada)	BBB-	6.650%	05/15/2018	N/A	112,725
220,000	Virginia Electric & Power Co.	A-	5.400%	04/30/2018	N/A	252,937
						5,092,695

	Electronics - 1.0%
360,000	Honeywell International, Inc.	A	5.300%	03/01/2018	N/A	410,221
570,000	Koninklijke Philips NV (Netherlands)	A-	5.750%	03/11/2018	N/A	653,822
150,000	Thermo Fisher Scientific, Inc.	BBB	1.850%	01/15/2018	N/A	145,615
						1,209,658

	Environmental Control - 0.6%
250,000	Republic Services, Inc.	BBB	3.800%	05/15/2018	N/A	264,503
450,000	Waste Management, Inc.	BBB	6.100%	03/15/2018	N/A	518,680
						783,183

	Food - 2.1%
650,000	ConAgra Foods, Inc.	BBB-	1.900%	01/25/2018	N/A	639,131
450,000	Kraft Foods Group, Inc.	BBB	6.125%	08/23/2018	N/A	526,142
525,000	Mondelez International, Inc.	BBB-	6.125%	02/01/2018	N/A	604,561
680,000	Mondelez International, Inc.	BBB-	6.125%	08/23/2018	N/A	787,824
100,000	SYSCO Corp.	A	5.250%	02/12/2018	N/A	113,037
						2,670,695

	Forest Products & Paper - 1.0%
1,010,000	International Paper Co.	BBB	7.950%	06/15/2018	N/A	1,248,552

	Gas - 0.1%
100,000	Sempra Energy	BBB+	6.150%	06/15/2018	N/A	115,836

	Health Care Products - 1.5%
150,000	Baxter International, Inc.	A	5.375%	06/01/2018	N/A	170,212
500,000	Baxter International, Inc.	A	1.850%	06/15/2018	N/A	495,859
500,000	Boston Scientific Corp.	BBB-	2.650%	10/01/2018	N/A	496,164
100,000	CR Bard, Inc.	A	1.375%	01/15/2018	N/A	96,779
400,000	Medtronic, Inc.	A+	1.375%	04/01/2018	N/A	388,912
300,000	Stryker Corp.	A+	1.300%	04/01/2018	N/A	289,683
						1,937,609

	Health Care Services - 1.4%
200,000	Aetna, Inc.	A-	6.500%	09/15/2018	N/A	236,511
100,000	Humana, Inc.	BBB+	7.200%	06/15/2018	N/A	118,792
800,000	UnitedHealth Group, Inc.	A	6.000%	02/15/2018	N/A	931,629
450,000	WellPoint, Inc.	A-	1.875%	01/15/2018	N/A	441,138
						1,728,070

	Household Products & Housewares - 0.4%
400,000	Kimberly-Clark Corp.	A	7.500%	11/01/2018	N/A	498,299

	Insurance - 4.9%
1,800,000	American International Group, Inc., Series MTN	A-	5.850%	01/16/2018	N/A	2,034,443
1,500,000	American International Group, Inc.	A-	8.250%	08/15/2018	N/A	1,859,528
475,000	Berkshire Hathaway Finance Corp.	AA	5.400%	05/15/2018	N/A	544,654
400,000	Berkshire Hathaway, Inc.	AA	1.550%	02/09/2018	N/A	392,365
360,000	Chubb Corp.	A+	5.750%	05/15/2018	N/A	416,126
200,000	Genworth Financial, Inc., Series MTN	BBB-	6.515%	05/22/2018	N/A	223,654
100,000	Hartford Financial Services Group Inc.	BBB	6.300%	03/15/2018	N/A	114,408
400,000	MetLife, Inc., Series A	A-	6.817%	08/15/2018	N/A	482,889
60,000	Travelers Cos., Inc.	A	5.800%	05/15/2018	N/A	69,574
						6,137,641

	Internet - 0.1%
100,000	Expedia, Inc.	BBB-	7.456%	08/15/2018	N/A	115,593

	Iron & Steel - 0.8%
150,000	Arcelormittal (Luxembourg)	BB+	6.125%	06/01/2018	N/A	155,062
200,000	Cliffs Natural Resources, Inc.(a)	BBB-	3.950%	01/15/2018	N/A	195,892
540,000	Nucor Corp.	A	5.850%	06/01/2018	N/A	619,761
						970,715

	Lodging - 0.2%
300,000	Marriott International, Inc.	BBB	3.000%	03/01/2019	12/01/18 @ 100	301,418

	Machinery-Construction & Mining - 0.4%
400,000	Caterpillar, Inc.	A	7.900%	12/15/2018	N/A	508,369

	Machinery-Diversified - 0.4%
500,000	Roper Industries, Inc.	BBB	2.050%	10/01/2018	N/A	488,584

	Media - 2.4%
300,000	Comcast Corp.	A-	5.875%	02/15/2018	N/A	347,778
600,000	Comcast Corp.	A-	5.700%	05/15/2018	N/A	696,863
200,000	DIRECTV Holdings, LLC	BBB	1.750%	01/15/2018	N/A	190,698
350,000	Historic TW, Inc.	BBB	6.875%	06/15/2018	N/A	418,495
400,000	Thomson Reuters Corp. (Canada)	A-	6.500%	07/15/2018	N/A	468,943
825,000	Time Warner Cable, Inc.	BBB	6.750%	07/01/2018	N/A	920,386
						3,043,163

	Metal Fabricate & Hardware - 0.4%
500,000	Precision Castparts Corp.	A-	1.250%	01/15/2018	N/A	484,359

	Mining - 1.6%
240,000	Alcoa, Inc.	BBB-	6.750%	07/15/2018	N/A	259,492
150,000	Barrick North America Finance LLC	BBB	6.800%	09/15/2018	N/A	167,491
600,000	Freeport-McMoRan Copper & Gold, Inc.(b)	BBB	2.375%	03/15/2018	N/A	561,289
350,000	Goldcorp, Inc. (Canada)	BBB+	2.125%	03/15/2018	N/A	337,519
550,000	Rio Tinto Finance USA Ltd. (Australia)	A-	6.500%	07/15/2018	N/A	639,621
100,000	Teck Resources Ltd. (Canada)	BBB	2.500%	02/01/2018	N/A	96,414
						2,061,826

	Miscellaneous Manufacturing - 0.3%
375,000	Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)	BBB	6.875%	08/15/2018	N/A	440,504

	Office & Business Equipment - 0.3%
310,000	Xerox Corp.	BBB-	6.350%	05/15/2018	N/A	353,648

	Oil & Gas - 3.7%
800,000	BP Capital Markets PLC (United Kingdom)	A	1.375%	05/10/2018	N/A	771,398
800,000	Chevron Corp.	AA	1.718%	06/24/2018	05/24/18 @ 100	789,257
100,000	ConocoPhillips	A	5.200%	05/15/2018	N/A	113,296
270,000	Marathon Oil Corp.	BBB	5.900%	03/15/2018	N/A	307,670
300,000	Occidental Petroleum Corp.	A	1.500%	02/15/2018	01/15/18 @ 100	291,993
200,000	Petro-Canada (Canada)	BBB+	6.050%	05/15/2018	N/A	232,098
500,000	Shell International Finance BV (Netherlands)	AA	1.900%	08/10/2018	N/A	497,602
129,000	Southwestern Energy Co.	BBB-	7.500%	02/01/2018	N/A	153,063
475,000	Suncor Energy, Inc. (Canada)	BBB+	6.100%	06/01/2018	N/A	550,892
450,000	Total Capital Canada Ltd. (Canada)	AA-	1.450%	01/15/2018	N/A	440,562
510,000	Transocean, Inc. (Cayman Islands)	BBB-	6.000%	03/15/2018	N/A	568,546
						4,716,377

	Oil & Gas Services - 0.4%
350,000	Baker Hughes, Inc.	A	7.500%	11/15/2018	N/A	437,396
100,000	Weatherford International Ltd. (Bermuda)	BBB-	6.000%	03/15/2018	N/A	111,480
						548,876

	Pharmaceuticals - 3.6%
250,000	Bristol-Myers Squibb Co.	A+	5.450%	05/01/2018	N/A	288,965
1,000,000	GlaxoSmithKline Capital, Inc.	A+	5.650%	05/15/2018	N/A	1,153,886
450,000	Johnson & Johnson	AAA	5.150%	07/15/2018	N/A	517,536
250,000	McKesson Corp.	A-	1.400%	03/15/2018	N/A	241,609
260,000	Medco Health Solutions, Inc.	BBB+	7.125%	03/15/2018	N/A	312,377
400,000	Merck & Co., Inc.	AA	1.100%	01/31/2018	N/A	385,679
300,000	Merck & Co., Inc.	AA	1.300%	05/18/2018	N/A	290,979
500,000	Pfizer, Inc.	AA	1.500%	06/15/2018	N/A	492,196
350,000	Pharmacia Corp.	AA	6.500%	12/01/2018	N/A	420,184
450,000	Sanofi (France)	AA	1.250%	04/10/2018	N/A	435,003
						4,538,414

	Pipelines - 1.8%
450,000	Energy Transfer Partners, LP	BBB-	6.700%	07/01/2018	N/A	525,035
270,000	Kinder Morgan Energy Partners, LP	BBB	5.950%	02/15/2018	N/A	309,407
370,000	Plains All American Pipeline, LP	BBB	6.500%	05/01/2018	N/A	435,315
300,000	Spectra Energy Capital, LLC	BBB	6.200%	04/15/2018	N/A	340,870
560,000	TransCanada PipeLines Ltd. (Canada)	A-	6.500%	08/15/2018	N/A	666,940
						2,277,567

	Real Estate Investment Trusts - 1.5%
400,000	American Tower Corp.	BBB-	4.500%	01/15/2018	N/A	423,461
300,000	Boston Properties, LP	A-	3.700%	11/15/2018	08/15/18 @ 100	313,480
380,000	HCP, Inc., Series MTN	BBB+	6.700%	01/30/2018	N/A	441,444
100,000	ProLogis, LP	BBB	6.625%	05/15/2018	N/A	116,221
400,000	Simon Property Group, LP	A	6.125%	05/30/2018	N/A	467,239
200,000	Ventas Realty, LP	BBB	2.000%	02/15/2018	01/15/18 @ 100	194,152
						1,955,997

	Retail - 2.6%
370,000	McDonald's Corp., Series MTN	A	5.350%	03/01/2018	N/A	422,065
70,000	Nordstrom, Inc.	A-	6.250%	01/15/2018	N/A	80,772
300,000	Staples, Inc.	BBB	2.750%	01/12/2018	12/13/17 @ 100	302,381
450,000	Target Corp.	A+	6.000%	01/15/2018	N/A	524,547
970,000	Wal-Mart Stores, Inc.	AA	5.800%	02/15/2018	N/A	1,132,629
550,000	Wal-Mart Stores, Inc.	AA	1.125%	04/11/2018	N/A	533,144
200,000	Yum! Brands, Inc.	BBB	6.250%	03/15/2018	N/A	230,874
						3,226,412

	Semiconductors - 0.5%
200,000	Broadcom Corp.	A-	2.700%	11/01/2018	N/A	202,865
60,000	KLA-Tencor Corp.	BBB	6.900%	05/01/2018	N/A	69,662
400,000	Texas Instruments, Inc.	A+	1.000%	05/01/2018	N/A	382,603
						655,130

	Software - 1.1%
1,160,000	Oracle Corp.	A+	5.750%	04/15/2018	N/A	1,344,986

	Telecommunications - 7.4%
1,225,000	AT&T, Inc.	A-	5.500%	02/01/2018	N/A	1,392,031
300,000	AT&T, Inc.	A-	5.600%	05/15/2018	N/A	344,344
400,000	British Telecommunications PLC (United Kingdom)	BBB	5.950%	01/15/2018	N/A	456,764
1,150,000	Cellco Partnership / Verizon Wireless Capital, LLC	BBB+	8.500%	11/15/2018	N/A	1,456,329
400,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	6.750%	08/20/2018	N/A	477,726
200,000	GTE Corp.	BBB+	6.840%	04/15/2018	N/A	235,357
550,000	Rogers Communications, Inc. (Canada)	BBB+	6.800%	08/15/2018	N/A	652,240
375,000	Telecom Italia Capital SA (Luxembourg)	BBB-	6.999%	06/04/2018	N/A	407,715
500,000	Telefonica Emisiones SAU (Spain)	BBB	3.192%	04/27/2018	N/A	488,350
1,000,000	Verizon Communications, Inc.	BBB+	5.500%	02/15/2018	N/A	1,129,817
760,000	Verizon Communications, Inc.	BBB+	6.100%	04/15/2018	N/A	878,348
470,000	Verizon Communications, Inc.	BBB+	8.750%	11/01/2018	N/A	601,210
100,000	Virgin Media Secured Finance PLC (United Kingdom)	BB-	6.500%	01/15/2018	01/15/14 @ 103	104,750
550,000	Vodafone Group PLC (United Kingdom)	A-	1.500%	02/19/2018	N/A	529,595
200,000	Vodafone Group PLC (United Kingdom)	A-	4.625%	07/15/2018	N/A	219,310
						9,373,886

	Transportation - 1.2%
300,000	Burlington Northern Santa Fe, LLC	BBB+	5.750%	03/15/2018	N/A	344,227
320,000	CSX Corp.	BBB	6.250%	03/15/2018	N/A	372,221
200,000	Norfolk Southern Corp.	BBB+	5.750%	04/01/2018	N/A	229,850
550,000	United Parcel Service, Inc.	A+	5.500%	01/15/2018	N/A	627,957
						1,574,255

	Water - 0.2%
250,000	Veolia Environnement SA (France)	BBB+	6.000%	06/01/2018	N/A	284,041

	Total Corporate Bonds - 98.6%
	(Cost $127,176,380)					124,671,137

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.7%
858,500	BNY Mellon Securities Lending Overnight Fund, 0.0813%(c) (d)					858,500
	(Cost $858,500)

	Total Investments - 99.3%
	(Cost $128,034,880)					125,529,637
	Other Assets in excess of Liabilities - 0.7%					909,523
	Net Assets - 100.0%					$ 126,439,160

AB - Stock Company
AG - Stock Corporation
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability
SpA - Limited Share Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates. All optional call provisions are unaudited.
(a)	Security, or portion thereof, was on loan at August 31, 2013.
(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2013 these securities amounted to $561,289, which represents 0.4% of net assets.

(c)	At August 31, 2013, the total market value of the Fund's securities on loan was $834,706 and the total market value of the collateral held by the Fund was $858,500.
(d)	Interest rate shown reflects yield as of August 31, 2013.
See previously submitted notes to financial statements for the period ended May 31, 2013.

Country Breakdown	% of Corporate Bonds
United States	83.9%
Canada	5.8%
United Kingdom	2.3%
Netherlands	2.2%
Switzerland	1.5%
Italy	0.8%
France	0.6%
Australia	0.5%
Caymand Islands	0.5%
Luxembourg	0.5%
Bermuda	0.4%
Spain	0.4%
Sweden	0.4%
Japan	0.2%

Subject to change daily.

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$128,039,490	$70,858	$(2,580,711)	$(2,509,853)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust’s valuation procedures. The Fund did not have any Level 3 securities at August 31, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$124,671	$-	$124,671
Investments of Collateral for Securities Loaned	859	-	-	859
Total	$859	$124,671	$-	$125,530

During the three months ended August 31, 2013, there were no transfers between levels.

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF
Portfolio of Investments
August 31, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 98.0%
	Advertising - 0.3%
$200,000	Omnicom Group, Inc.	BBB+	6.250%	07/15/2019	N/A	$231,170

	Aerospace & Defense - 2.5%
300,000	Boeing Co.	A	6.000%	03/15/2019	N/A	353,850
400,000	L-3 Communications Corp.	BBB-	5.200%	10/15/2019	N/A	429,084
300,000	Lockheed Martin Corp.	A-	4.250%	11/15/2019	N/A	323,640
200,000	Northrop Grumman Corp.	BBB	5.050%	08/01/2019	N/A	223,150
350,000	United Technologies Corp.	A	6.125%	02/01/2019	N/A	414,693
						1,744,417

	Agriculture - 2.3%
851,000	Altria Group, Inc.	BBB	9.250%	08/06/2019	N/A	1,118,397
400,000	Lorillard Tobacco Co.	BBB-	8.125%	06/23/2019	N/A	482,265
						1,600,662

	Banks - 15.3%
100,000	Bank of America Corp.	BBB+	5.490%	03/15/2019	N/A	108,185
1,300,000	Bank of America Corp.	A-	7.625%	06/01/2019	N/A	1,566,582
200,000	Bank of New York Mellon Corp.	A+	5.450%	05/15/2019	N/A	228,927
900,000	Barclays Bank PLC (United Kingdom)	A	6.750%	05/22/2019	N/A	1,066,998
100,000	BB&T Corp.	BBB+	5.250%	11/01/2019	N/A	110,353
1,427,000	Citigroup, Inc.	A-	8.500%	05/22/2019	N/A	1,811,067
400,000	Credit Suisse (Switzerland)	A	5.300%	08/13/2019	N/A	448,024
1,000,000	Goldman Sachs Group, Inc., Series GMTN	A-	7.500%	02/15/2019	N/A	1,194,370
950,000	JPMorgan Chase & Co.	A	6.300%	04/23/2019	N/A	1,105,318
850,000	Morgan Stanley, Series GMTN	A-	7.300%	05/13/2019	N/A	1,007,418
1,000,000	Morgan Stanley, Series MTN	A-	5.625%	09/23/2019	N/A	1,102,191
250,000	National City Corp.	BBB+	6.875%	05/15/2019	N/A	295,717
200,000	PNC Funding Corp.	A-	6.700%	06/10/2019	N/A	238,860
400,000	Royal Bank of Scotland Group PLC (United Kingdom)	A-	6.400%	10/21/2019	N/A	449,325
						10,733,335

	Beverages - 3.2%
900,000	Anheuser-Busch InBev Worldwide, Inc.	A	7.750%	01/15/2019	N/A	1,127,306
300,000	Anheuser-Busch InBev Worldwide, Inc.	A	6.875%	11/15/2019	N/A	369,016
200,000	Bottling Group, LLC	A	5.125%	01/15/2019	N/A	226,370
450,000	Coca-Cola Co.	AA-	4.875%	03/15/2019	N/A	507,270
						2,229,962

	Biotechnology - 0.8%
485,000	Amgen, Inc.	A	5.700%	02/01/2019	N/A	554,759

	Chemicals - 4.4%
200,000	Agrium, Inc. (Canada)	BBB	6.750%	01/15/2019	N/A	234,686
750,000	Dow Chemical Co.	BBB	8.550%	05/15/2019	N/A	955,404
100,000	El du Pont de Nemours & Co.	A	5.750%	03/15/2019	N/A	115,550
230,000	Lubrizol Corp.	AA	8.875%	02/01/2019	N/A	300,944
1,100,000	LyondellBasell Industries NV (Netherlands)	BBB-	5.000%	04/15/2019	01/15/19 @ 100	1,204,324
100,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A-	6.500%	05/15/2019	N/A	117,035
125,000	Praxair, Inc.	A	4.500%	08/15/2019	N/A	137,477
						3,065,420

	Commercial Services - 0.3%
200,000	Princeton University	AAA	4.950%	03/01/2019	N/A	227,559

	Computers - 1.1%
100,000	Dell, Inc.	BBB	5.875%	06/15/2019	N/A	101,319
400,000	International Business Machines Corp.	AA-	1.875%	05/15/2019	N/A	390,917
200,000	International Business Machines Corp.	AA-	8.375%	11/01/2019	N/A	265,666
						757,902

	Cosmetics & Personal Care - 0.8%
480,000	Procter & Gamble Co.	AA-	4.700%	02/15/2019	N/A	540,659

	Diversified Financial Services - 5.8%
150,000	American Express Co.	BBB+	8.125%	05/20/2019	N/A	193,485
450,000	BlackRock, Inc., Series 2	A+	5.000%	12/10/2019	N/A	507,256
350,000	Boeing Capital Corp.	A	4.700%	10/27/2019	N/A	391,638
315,000	Capital One Bank USA NA	BBB	8.800%	07/15/2019	N/A	401,553
350,000	Caterpillar Financial Services Corp., Series MTN	A	7.150%	02/15/2019	N/A	429,704
650,000	General Electric Capital Corp., Series GMTN	AA+	6.000%	08/07/2019	N/A	750,017
400,000	International Lease Finance Corp.	BBB-	5.875%	04/01/2019	N/A	407,248
350,000	International Lease Finance Corp.	BBB-	6.250%	05/15/2019	N/A	362,250
350,000	Jefferies Group, LLC	BBB	8.500%	07/15/2019	N/A	425,822
100,000	John Deere Capital Corp.	A	2.250%	04/17/2019	N/A	99,607
100,000	TD Ameritrade Holding Corp.	A	5.600%	12/01/2019	N/A	115,349
						4,083,929

	Electric - 4.0%
200,000	Arizona Public Service Co.	BBB+	8.750%	03/01/2019	N/A	256,369
100,000	Consumers Energy Co.	A-	6.700%	09/15/2019	N/A	123,350
100,000	Dominion Resources, Inc.	A-	8.875%	01/15/2019	N/A	129,161
100,000	Dominion Resources, Inc.	A-	5.200%	08/15/2019	N/A	113,101
100,000	Duke Energy Corp.	BBB	5.050%	09/15/2019	N/A	111,037
400,000	Duke Energy Progress, Inc.	A	5.300%	01/15/2019	N/A	458,178
100,000	Entergy Texas, Inc.	A-	7.125%	02/01/2019	N/A	117,964
100,000	Exelon Generation Co., LLC	BBB	5.200%	10/01/2019	N/A	109,554
300,000	Georgia Power Co.	A	4.250%	12/01/2019	N/A	326,479
250,000	Nevada Power Co.	BBB+	7.125%	03/15/2019	N/A	308,584
400,000	NextEra Energy Capital Holdings, Inc.	BBB+	6.000%	03/01/2019	N/A	460,476
150,000	NiSource Finance Corp.	BBB-	6.800%	01/15/2019	N/A	175,978
130,000	Xcel Energy, Inc.	BBB+	4.700%	05/15/2020	11/15/19 @ 100	142,943
						2,833,174

	Electrical Components & Equipment - 0.5%
300,000	Emerson Electric Co.	A	4.875%	10/15/2019	N/A	338,281

	Electronics - 0.5%
300,000	Honeywell International, Inc.	A	5.000%	02/15/2019	N/A	339,542

	Environmental Control - 0.4%
250,000	Republic Services, Inc.	BBB	5.500%	09/15/2019	N/A	281,548

	Food - 1.6%
200,000	ConAgra Foods, Inc.	BBB-	7.000%	04/15/2019	N/A	237,022
400,000	General Mills, Inc.	BBB+	5.650%	02/15/2019	N/A	461,501
75,000	Kellogg Co.	BBB+	4.150%	11/15/2019	N/A	81,063
100,000	Safeway, Inc.	BBB	5.000%	08/15/2019	N/A	105,770
200,000	Unilever Capital Corp.	A+	4.800%	02/15/2019	N/A	224,391
						1,109,747

	Forest Products & Paper - 0.6%
300,000	International Paper Co.	BBB	9.375%	05/15/2019	N/A	395,667

	Gas - 0.4%
200,000	Sempra Energy	BBB+	9.800%	02/15/2019	N/A	267,214

	Health Care Products - 0.8%
100,000	Baxter International, Inc.	A	4.500%	08/15/2019	N/A	110,677
200,000	Becton Dickinson and Co.	A	5.000%	05/15/2019	N/A	224,880
200,000	CareFusion Corp.	BBB	6.375%	08/01/2019	N/A	227,543
						563,100

	Health Care Services - 0.5%
200,000	UnitedHealth Group, Inc.	A	1.625%	03/15/2019	N/A	191,593
100,000	WellPoint, Inc.	A-	7.000%	02/15/2019	N/A	121,225
						312,818

	Insurance - 3.3%
200,000	ACE INA Holdings, Inc.	A	5.900%	06/15/2019	N/A	235,744
300,000	Aflac, Inc.	A-	8.500%	05/15/2019	N/A	384,808
200,000	Allstate Corp.	A-	7.450%	05/16/2019	N/A	251,619
200,000	Hartford Financial Services Group Inc., Series MTN	BBB	6.000%	01/15/2019	N/A	227,563
200,000	Lincoln National Corp.	A-	8.750%	07/01/2019	N/A	257,386
300,000	MetLife, Inc.	A-	7.717%	02/15/2019	N/A	375,164
300,000	Prudential Financial, Inc., Series MTND	A	7.375%	06/15/2019	N/A	368,193
200,000	Travelers Cos., Inc.	A	5.900%	06/02/2019	N/A	236,122
						2,336,599

	Machinery-Diversified - 0.4%
250,000	Deere & Co.	A	4.375%	10/16/2019	N/A	277,128

	Media - 5.5%
600,000	CBS Corp.	BBB	8.875%	05/15/2019	N/A	763,277
350,000	Comcast Corp.	A-	5.700%	07/01/2019	N/A	407,178
300,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	5.875%	10/01/2019	N/A	333,077
200,000	Discovery Communications, LLC	BBB	5.625%	08/15/2019	N/A	228,825
200,000	News America, Inc.	BBB+	6.900%	03/01/2019	N/A	239,063
500,000	Time Warner Cable, Inc.	BBB	8.750%	02/14/2019	N/A	593,512
730,000	Time Warner Cable, Inc.	BBB	8.250%	04/01/2019	N/A	854,056
200,000	Viacom, Inc.	BBB	5.625%	09/15/2019	N/A	225,431
150,000	Walt Disney Co., Series MTN	A	5.500%	03/15/2019	N/A	172,408
						3,816,827

	Mining - 2.5%
300,000	Alcoa, Inc.	BBB-	5.720%	02/23/2019	N/A	308,446
350,000	Barrick Gold Corp. (Canada)	BBB	6.950%	04/01/2019	N/A	387,610
200,000	Newmont Mining Corp.	BBB+	5.125%	10/01/2019	N/A	209,791
600,000	Rio Tinto Finance USA Ltd (Australia)	A-	9.000%	05/01/2019	N/A	769,990
100,000	Teck Resources Ltd. (Canada)	BBB	3.000%	03/01/2019	N/A	96,539
						1,772,376

	Miscellaneous Manufacturing - 1.3%
300,000	Danaher Corp.	A+	5.400%	03/01/2019	N/A	342,997
500,000	Illinois Tool Works, Inc.	A+	6.250%	04/01/2019	N/A	596,021
						939,018

	Oil & Gas - 11.9%
100,000	Anadarko Petroleum Corp.	BBB-	8.700%	03/15/2019	N/A	128,232
300,000	BP Capital Markets PLC (United Kingdom)	A	4.750%	03/10/2019	N/A	330,139
400,000	Cenovus Energy, Inc. (Canada)	BBB+	5.700%	10/15/2019	N/A	454,795
550,000	Chevron Corp.	AA	4.950%	03/03/2019	N/A	625,357
880,000	ConocoPhillips	A	5.750%	02/01/2019	N/A	1,021,211
250,000	Devon Energy Corp.	BBB+	6.300%	01/15/2019	N/A	288,522
200,000	Diamond Offshore Drilling, Inc.	A-	5.875%	05/01/2019	N/A	233,633
200,000	Encana Corp. (Canada)	BBB	6.500%	05/15/2019	N/A	234,916
450,000	EOG Resources, Inc.	A-	5.625%	06/01/2019	N/A	520,753
300,000	EQT Corp.	BBB	8.125%	06/01/2019	N/A	361,120
300,000	Hess Corp.	BBB	8.125%	02/15/2019	N/A	374,086
190,000	Husky Energy, Inc. (Canada)	BBB+	7.250%	12/15/2019	N/A	231,836
400,000	Noble Energy, Inc.	BBB	8.250%	03/01/2019	N/A	497,469
500,000	Petrobras Global Finance BV (Netherlands)	BBB	3.000%	01/15/2019	N/A	461,155
100,000	Pride International, Inc.	BBB+	8.500%	06/15/2019	N/A	126,585
200,000	Rowan Cos., Inc.	BBB-	7.875%	08/01/2019	N/A	240,366
700,000	Shell International Finance BV (Netherlands)	AA	4.300%	09/22/2019	N/A	764,034
300,000	Statoil ASA (Norway)	AA-	5.250%	04/15/2019	N/A	342,217
600,000	Talisman Energy, Inc. (Canada)	BBB	7.750%	06/01/2019	N/A	725,162
300,000	Valero Energy Corp.	BBB	9.375%	03/15/2019	N/A	388,012
						8,349,600

	Oil & Gas Services - 1.4%
400,000	Halliburton Co.	A	6.150%	09/15/2019	N/A	477,455
395,000	Weatherford International Ltd. (Bermuda)	BBB-	9.625%	03/01/2019	N/A	497,473
						974,928

	Pharmaceuticals - 7.0%
400,000	Abbott Laboratories	A+	5.125%	04/01/2019	N/A	455,352
300,000	AstraZeneca PLC (United Kingdom)	AA-	1.950%	09/18/2019	N/A	290,602
100,000	Express Scripts Holding Co.	BBB+	7.250%	06/15/2019	N/A	121,659
550,000	Mead Johnson Nutrition Co.	BBB-	4.900%	11/01/2019	N/A	604,019
450,000	Merck Sharp & Dohme Corp.	AA	5.000%	06/30/2019	N/A	509,455
1,450,000	Novartis Securities Investment Ltd. (Bermuda)	AA-	5.125%	02/10/2019	N/A	1,655,385
1,050,000	Pfizer, Inc.	AA	6.200%	03/15/2019	N/A	1,257,647
						4,894,119

	Pipelines - 1.8%
135,000	Enbridge Energy Partners, LP	BBB	9.875%	03/01/2019	N/A	176,204
250,000	Enterprise Products Operating, LLC, Series N	BBB+	6.500%	01/31/2019	N/A	294,939
100,000	Kinder Morgan Energy Partners, LP	BBB	9.000%	02/01/2019	N/A	127,193
100,000	Magellan Midstream Partners, LP	BBB+	6.550%	07/15/2019	N/A	118,636
100,000	ONEOK Partners, LP	BBB	8.625%	03/01/2019	N/A	125,662
100,000	Spectra Energy Capital, LLC	BBB	8.000%	10/01/2019	N/A	120,638
260,000	TransCanada PipeLines Ltd. (Canada)	A-	7.125%	01/15/2019	N/A	313,700
						1,276,972

	Real Estate Investment Trusts - 2.2%
250,000	Boston Properties, LP	A-	5.875%	10/15/2019	N/A	286,060
100,000	Health Care REIT, Inc.	BBB	4.125%	04/01/2019	01/01/19 @ 100	104,170
100,000	Realty Income Corp.	BBB+	6.750%	08/15/2019	N/A	116,880
250,000	Simon Property Group, LP	A	10.350%	04/01/2019	01/01/19 @ 100	341,744
400,000	Simon Property Group, LP	A	5.650%	02/01/2020	11/01/19 @ 100	447,867
100,000	Ventas Realty, LP / Ventas Capital Corp.	BBB	4.000%	04/30/2019	01/30/19 @ 100	103,827
100,000	Weyerhaeuser Co.	BBB-	7.375%	10/01/2019	N/A	120,407
						1,520,955

	Retail - 1.9%
200,000	Costco Wholesale Corp.	A+	1.700%	12/15/2019	N/A	192,082
200,000	CVS Caremark Corp.	BBB+	6.600%	03/15/2019	N/A	237,851
200,000	Lowe's Cos., Inc.	A-	4.625%	04/15/2020	10/15/19 @ 100	218,423
500,000	Walgreen Co.	BBB	5.250%	01/15/2019	N/A	562,360
100,000	Wal-Mart Stores, Inc.	AA	4.125%	02/01/2019	N/A	109,212
						1,319,928

	Semiconductors - 0.4%
300,000	Texas Instruments, Inc.	A+	1.650%	08/03/2019	N/A	287,627

	Software - 3.1%
100,000	CA, Inc.	BBB+	5.375%	12/01/2019	N/A	110,112
500,000	Microsoft Corp.	AAA	4.200%	06/01/2019	N/A	551,282
500,000	Oracle Corp.	A+	2.375%	01/15/2019	N/A	498,556
900,000	Oracle Corp.	A+	5.000%	07/08/2019	N/A	1,021,424
						2,181,374

	Telecommunications - 6.5%
750,000	AT&T, Inc.	A-	5.800%	02/15/2019	N/A	861,139
850,000	Cisco Systems, Inc.	A+	4.950%	02/15/2019	N/A	960,805
100,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	6.000%	07/08/2019	N/A	116,822
600,000	Orange SA (France)	BBB+	5.375%	07/08/2019	N/A	657,199
350,000	Telecom Italia Capital SA (Luxembourg)	BBB-	7.175%	06/18/2019	N/A	382,639
500,000	Telefonica Emisiones SAU (Spain)	BBB	5.877%	07/15/2019	N/A	534,290
600,000	Verizon Communications, Inc.	BBB+	6.350%	04/01/2019	N/A	700,659
300,000	Vodafone Group PLC (United Kingdom)	A-	5.450%	06/10/2019	N/A	336,893
						4,550,446

	Transportation - 2.7%
300,000	Burlington Northern Santa Fe, LLC	BBB+	4.700%	10/01/2019	N/A	333,169
100,000	Canadian National Railway Co. (Canada)	A-	5.550%	03/01/2019	N/A	115,261
700,000	FedEx Corp.	BBB	8.000%	01/15/2019	N/A	872,786
200,000	Norfolk Southern Corp.	BBB+	5.900%	06/15/2019	N/A	233,056
300,000	United Parcel Service, Inc.	A+	5.125%	04/01/2019	N/A	341,682
						1,895,954

	Total Corporate Bonds - 98.0%
	(Cost $70,575,979)					68,604,716

	Total Investments - 98.0%
	(Cost $70,575,979)					68,604,716
	Other Assets in excess of Liabilities - 2.0%					1,412,562
	Net Assets - 100.0%					$70,017,278

ASA - Stock Company
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

Country Breakdown	% of Corporate Bonds
United States	80.7%
Canada	4.2%
Netherlands	3.7%
United Kingdom	3.6%
Bermuda	3.1%
Australia	1.1%
France	1.0%
Spain	0.8%
Switzerland	0.7%
Luxembourg	0.6%
Norway	0.5%

Subject to change daily.

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$70,575,979	$44,912	$(2,016,175)	$(1,971,263)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust’s valuation procedures. The Fund did not have any Level 3 securities at August 31, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$68,605	$-	$68,605
Total	$-	$68,605	$-	$68,605

During the three months ended August 31, 2013, there were no transfers between levels.

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF
Portfolio of Investments
August 31, 2013 (unaudited)
					Optional
Principal					Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 98.3%
	Corporate Bonds - 98.3%
	Advertising - 0.4%
200,000	Omnicom Group, Inc.	BBB+	4.450%	08/15/2020	N/A	$ 208,932

	Aerospace & Defense - 2.2%
100,000	Boeing Co.	A	4.875%	02/15/2020	N/A	112,885
200,000	L-3 Communications Corp.	BBB-	4.750%	07/15/2020	N/A	208,254
300,000	L-3 Communications Corp.	BBB-	4.950%	02/15/2021	11/15/20 @ 100	315,736
200,000	Raytheon Co.	A-	4.400%	02/15/2020	N/A	214,546
100,000	Raytheon Co.	A-	3.125%	10/15/2020	N/A	100,448
250,000	United Technologies Corp.	A	4.500%	04/15/2020	N/A	275,575
						1,227,444

	Agriculture - 1.1%
300,000	Lorillard Tobacco Co.	BBB-	6.875%	05/01/2020	N/A	340,119
250,000	Philip Morris International, Inc.	A	4.500%	03/26/2020	N/A	272,573
						612,692

	Banks - 22.1%
850,000	Bank of America Corp.	A-	5.625%	07/01/2020	N/A	936,817
350,000	Barclays Bank PLC (United Kingdom)	A	5.125%	01/08/2020	N/A	385,547
400,000	Barclays Bank PLC (United Kingdom)	BBB	5.140%	10/14/2020	N/A	415,800
1,050,000	Citigroup, Inc.	A-	5.375%	08/09/2020	N/A	1,165,786
340,000	Credit Suisse (Switzerland)	BBB	5.400%	01/14/2020	N/A	369,572
750,000	Credit Suisse, Series MTN (Switzerland)	A	4.375%	08/05/2020	N/A	800,716
250,000	Discover Bank	BBB-	7.000%	04/15/2020	N/A	293,747
800,000	Goldman Sachs Group, Inc., Series GMTN	A-	5.375%	03/15/2020	N/A	871,548
500,000	Goldman Sachs Group, Inc., Series D	A-	6.000%	06/15/2020	N/A	561,845
500,000	HSBC Bank USA NA	A	4.875%	08/24/2020	N/A	534,082
300,000	HSBC USA, Inc.	A-	5.000%	09/27/2020	N/A	317,454
400,000	JPMorgan Chase & Co.	A	4.950%	03/25/2020	N/A	436,050
950,000	JPMorgan Chase & Co.	A	4.400%	07/22/2020	N/A	998,635
540,000	JPMorgan Chase & Co.	A	4.250%	10/15/2020	N/A	563,758
400,000	Morgan Stanley, Series GMTN	A-	5.500%	01/26/2020	N/A	438,390
950,000	Morgan Stanley, Series GMTN	A-	5.500%	07/24/2020	N/A	1,040,129
200,000	Northern Trust Corp.	A+	3.450%	11/04/2020	N/A	203,891
350,000	PNC Funding Corp.	A-	5.125%	02/08/2020	N/A	388,323
200,000	PNC Funding Corp.	A-	4.375%	08/11/2020	N/A	213,938
300,000	Royal Bank of Scotland PLC (United Kingdom)	A	5.625%	08/24/2020	N/A	325,475
750,000	UBS AG, Series BKNT (Switzerland)	A	4.875%	08/04/2020	N/A	825,191
						12,086,694

	Beverages - 5.6%
550,000	Anheuser-Busch InBev Worldwide, Inc.	A	5.375%	01/15/2020	N/A	629,424
330,000	Anheuser-Busch InBev Worldwide, Inc.	A	5.000%	04/15/2020	N/A	370,478
500,000	Coca-Cola Co.	AA-	3.150%	11/15/2020	N/A	509,547
200,000	Coca-Cola Enterprises	BBB	3.500%	09/15/2020	N/A	199,700
400,000	Diageo Capital PLC (United Kingdom)	A-	4.828%	07/15/2020	N/A	444,392
630,000	PepsiCo, Inc.	A-	4.500%	01/15/2020	N/A	687,610
200,000	PepsiCo, Inc.	A-	3.125%	11/01/2020	N/A	201,156
						3,042,307

	Biotechnology - 1.0%
300,000	Amgen, Inc.	A	3.450%	10/01/2020	N/A	299,918
210,000	Life Technologies Corp.	BBB	6.000%	03/01/2020	N/A	235,397
						535,315

	Chemicals - 2.6%
150,000	CF Industries, Inc.	BBB-	7.125%	05/01/2020	N/A	176,433
650,000	Dow Chemical Co.	BBB	4.250%	11/15/2020	08/15/20 @ 100	678,674
200,000	El du Pont de Nemours & Co.	A	4.625%	01/15/2020	N/A	219,365
150,000	Potash Corp of Saskatchewan, Inc. (Canada)	A-	4.875%	03/30/2020	N/A	161,787
200,000	PPG Industries, Inc.	BBB+	3.600%	11/15/2020	N/A	202,602
						1,438,861

	Commercial Services - 0.2%
100,000	Moody's Corp.	BBB+	5.500%	09/01/2020	N/A	107,152

	Computers - 2.5%
500,000	EMC Corp.	A	2.650%	06/01/2020	N/A	490,158
400,000	Hewlett-Packard Co.	BBB+	3.750%	12/01/2020	N/A	386,319
500,000	International Business Machines Corp.	AA-	1.625%	05/15/2020	N/A	464,818
						1,341,295

	Cosmetics & Personal Care - 0.2%
100,000	Avon Products, Inc.	BBB-	4.600%	03/15/2020	N/A	102,752

	Diversified Financial Services - 9.1%
200,000	Ameriprise Financial, Inc.	A	5.300%	03/15/2020	N/A	227,413
150,000	Charles Schwab Corp.	A	4.450%	07/22/2020	N/A	162,127
500,000	Ford Motor Credit Co. LLC	BBB-	8.125%	01/15/2020	N/A	609,798
600,000	General Electric Capital Corp., Series GMTN	AA+	5.500%	01/08/2020	N/A	674,797
300,000	General Electric Capital Corp., Series MTN	AA+	5.550%	05/04/2020	N/A	337,983
900,000	General Electric Capital Corp., Series MTN	AA+	4.375%	09/16/2020	N/A	951,909
350,000	International Lease Finance Corp.	BBB-	8.250%	12/15/2020	N/A	390,250
200,000	John Deere Capital Corp.	A	1.700%	01/15/2020	N/A	187,325
250,000	NASDAQ OMX Group, Inc.	BBB	5.550%	01/15/2020	N/A	263,319
400,000	Nomura Holdings, Inc. (Japan)	BBB+	6.700%	03/04/2020	N/A	451,001
500,000	SLM Corp., Series MTN	BBB-	8.000%	03/25/2020	N/A	545,625
150,000	Toyota Motor Credit Corp., Series MTN	AA-	4.500%	06/17/2020	N/A	163,000
						4,964,547

	Electric - 2.0%
150,000	Constellation Energy Group, Inc.	BBB-	5.150%	12/01/2020	09/01/20 @ 100	162,464
200,000	Exelon Generation Co. LLC	BBB	4.000%	10/01/2020	07/01/20 @ 100	199,213
200,000	Nisource Finance	BBB-	5.450%	09/15/2020	N/A	220,519
450,000	Pacific Gas & Electric Co.	BBB	3.500%	10/01/2020	07/01/20 @ 100	454,944
70,000	Progress Energy, Inc.	BBB	4.400%	01/15/2021	10/15/20 @ 100	73,989
						1,111,129

	Electronics - 0.3%
150,000	Agilent Technologies, Inc.	BBB+	5.000%	07/15/2020	N/A	160,736

	Environmental Control - 1.8%
600,000	Republic Services, Inc.	BBB	5.000%	03/01/2020	N/A	649,155
300,000	Waste Management, Inc.	BBB	4.750%	06/30/2020	N/A	322,295
						971,450

	Food - 3.6%
400,000	Kellogg Co.	BBB+	4.000%	12/15/2020	N/A	419,444
200,000	Kraft Foods Group, Inc.	BBB	5.375%	02/10/2020	N/A	224,799
300,000	Kroger Co.	BBB	6.150%	01/15/2020	N/A	344,710
800,000	Mondelez International, Inc.	BBB-	5.375%	02/10/2020	N/A	895,253
100,000	Safeway, Inc.	BBB	3.950%	08/15/2020	N/A	99,373
						1,983,579

	Forest Products & Paper - 0.2%
100,000	Plum Creek Timberlands LP	BBB	4.700%	03/15/2021	12/15/20 @ 100	103,040

	Health Care Products - 2.8%
100,000	Becton Dickinson and Co.	A	3.250%	11/12/2020	N/A	101,317
100,000	Boston Scientific Corp.	BBB-	6.000%	01/15/2020	N/A	114,300
300,000	Covidien International Financial SA (Luxembourg)	A	4.200%	06/15/2020	N/A	319,944
100,000	CR Bard, Inc.	A	4.400%	01/15/2021	10/15/20 @ 100	105,433
700,000	Medtronic, Inc.	A+	4.450%	03/15/2020	N/A	761,749
100,000	Stryker Corp.	A+	4.375%	01/15/2020	N/A	108,544
						1,511,287

	Health Care Services - 1.3%
200,000	Aetna, Inc.	A-	3.950%	09/01/2020	N/A	207,117
100,000	Laboratory Corp. of America Holdings	BBB	4.625%	11/15/2020	08/15/20 @ 100	104,224
100,000	Quest Diagnostics, Inc.	BBB+	4.750%	01/30/2020	N/A	106,379
300,000	WellPoint, Inc.	A-	4.350%	08/15/2020	N/A	317,033
						734,753

	Housewares - 0.2%
100,000	Newell Rubbermaid, Inc.	BBB-	4.700%	08/15/2020	N/A	105,921

	Insurance - 2.9%
550,000	American International Group, Inc.	A-	6.400%	12/15/2020	N/A	643,029
100,000	Aon Corp.	BBB+	5.000%	09/30/2020	N/A	109,162
100,000	Hartford Financial Services Group, Inc.	BBB	5.500%	03/30/2020	N/A	111,868
200,000	Manulife Financial Corp. (Canada)	A	4.900%	09/17/2020	N/A	214,432
300,000	Prudential Financial, Inc., Series MTN	A	5.375%	06/21/2020	N/A	337,129
100,000	Prudential Financial, Inc., Series MTN	A	4.500%	11/15/2020	N/A	107,002
50,000	Travelers Cos., Inc.	A	3.900%	11/01/2020	N/A	53,029
						1,575,651

	Internet - 1.5%
500,000	eBay, Inc.	A	3.250%	10/15/2020	07/15/20 @ 100	506,023
100,000	Expedia, Inc.	BBB-	5.950%	08/15/2020	N/A	104,179
200,000	Symantec Corp.	BBB	4.200%	09/15/2020	N/A	205,462
						815,664

	Iron & Steel - 0.5%
100,000	Allegheny Technologies, Inc.	BBB-	5.950%	01/15/2021	10/15/20 @ 100	103,149
200,000	Cliffs Natural Resources, Inc.(a)	BBB-	4.800%	10/01/2020	N/A	186,606
						289,755

	Media - 6.5%
200,000	CBS Corp.	BBB	5.750%	04/15/2020	N/A	222,304
600,000	Comcast Corp.	A-	5.150%	03/01/2020	N/A	678,414
400,000	DIRECTV Holdings LLC/DIRECTV Finance Co., Inc.	BBB	5.200%	03/15/2020	N/A	423,232
300,000	Discovery Communications LLC	BBB	5.050%	06/01/2020	N/A	326,854
850,000	NBCUniversal Media LLC	A-	5.150%	04/30/2020	N/A	959,762
250,000	Time Warner Cable, Inc.	BBB	5.000%	02/01/2020	N/A	252,387
280,000	Time Warner Cable, Inc.	BBB	4.125%	02/15/2021	11/15/20 @ 100	266,524
400,000	Time Warner, Inc.	BBB	4.875%	03/15/2020	N/A	432,472
						3,561,949

	Mining - 1.6%
220,000	Alcoa, Inc.	BBB-	6.150%	08/15/2020	N/A	229,776
650,000	Rio Tinto Finance USA Ltd. (Australia)	A-	3.500%	11/02/2020	N/A	638,091
						867,867

	Oil & Gas - 7.1%
650,000	BP Capital Markets PLC (United Kingdom)	A	4.500%	10/01/2020	N/A	694,423
500,000	Chevron Corp.	AA	2.427%	06/24/2020	05/24/20 @ 100	488,690
350,000	ConocoPhillips	A	6.000%	01/15/2020	N/A	414,292
150,000	EOG Resources, Inc.	A-	4.400%	06/01/2020	N/A	161,732
400,000	Occidental Petroleum Corp., Series 1	A	4.100%	02/01/2021	11/01/20 @ 100	413,570
100,000	Pride International, Inc.	BBB+	6.875%	08/15/2020	N/A	118,316
400,000	Shell International Finance BV (Netherlands)	AA	4.375%	03/25/2020	N/A	437,486
100,000	Talisman Energy, Inc. (Canada)	BBB	3.750%	02/01/2021	11/01/20 @ 100	97,818
300,000	Total Capital SA (France)	AA-	4.450%	06/24/2020	N/A	325,469
500,000	Transocean, Inc. (Cayman Islands)	BBB-	6.500%	11/15/2020	N/A	553,584
150,000	Valero Energy Corp.	BBB	6.125%	02/01/2020	N/A	172,005
						3,877,385

	Oil & Gas Services - 0.5%
250,000	Weatherford International Ltd. (Bermuda)	BBB-	5.125%	09/15/2020	N/A	259,716

	Pharmaceuticals - 2.6%
200,000	Abbott Laboratories	A+	4.125%	05/27/2020	N/A	216,598
150,000	Allergan, Inc.	A+	3.375%	09/15/2020	N/A	150,942
250,000	Cardinal Health, Inc.	A-	4.625%	12/15/2020	N/A	267,852
200,000	Johnson & Johnson	AAA	2.950%	09/01/2020	N/A	205,426
300,000	Medco Health Solutions, Inc.	BBB+	4.125%	09/15/2020	N/A	309,246
250,000	Novartis Capital Corp.	AA-	4.400%	04/24/2020	N/A	273,048
						1,423,112

	Pipelines - 4.9%
200,000	Buckeye Partners, LP	BBB-	4.875%	02/01/2021	11/01/20 @ 100	204,999
450,000	CenterPoint Energy Resources Corp.	A-	4.500%	01/15/2021	10/15/20 @ 100	487,340
200,000	El Paso Pipeline Part Operating Co. LLC	BBB-	6.500%	04/01/2020	N/A	230,272
100,000	Enbridge Energy Partners, LP	BBB	5.200%	03/15/2020	N/A	107,582
200,000	Enterprise Products Operating LLC	BBB+	5.250%	01/31/2020	N/A	222,653
100,000	Enterprise Products Operating LLC	BBB+	5.200%	09/01/2020	N/A	111,481
250,000	Kinder Morgan Energy Partners, LP	BBB	6.850%	02/15/2020	N/A	295,029
100,000	Kinder Morgan Energy Partners, LP	BBB	5.300%	09/15/2020	N/A	109,341
200,000	Plains All American Pipeline/PAA Finance Corp.	BBB	5.000%	02/01/2021	11/01/20 @ 100	217,591
150,000	TransCanada PipeLines Ltd. (Canada)	A-	3.800%	10/01/2020	N/A	155,903
300,000	Williams Partners, LP	BBB	5.250%	03/15/2020	N/A	321,280
200,000	Williams Partners, LP	BBB	4.125%	11/15/2020	08/15/20 @ 100	201,364
						2,664,835

	Real Estate Investment Trusts - 3.7%
200,000	American Towers Corp.	BBB-	5.050%	09/01/2020	N/A	207,576
150,000	Boston Properties, LP	A-	5.625%	11/15/2020	08/15/20 @ 100	168,244
350,000	Digital Realty Trust, LP	BBB	5.875%	02/01/2020	N/A	379,055
300,000	ERP Operating, LP	BBB+	4.750%	07/15/2020	04/15/20 @ 100	321,665
350,000	HCP, Inc.	BBB+	2.625%	02/01/2020	11/01/19 @ 100	328,246
250,000	ProLogis, LP	BBB	6.875%	03/15/2020	12/16/19 @ 100	293,206
120,000	Simon Property Group, LP	A	5.650%	02/01/2020	11/01/19 @ 100	134,360
200,000	Ventas Realty, LP/Ventas Capital Corp.	BBB	2.700%	04/01/2020	01/01/20 @ 100	188,258
						2,020,610

	Retail - 3.7%
100,000	Autozone, Inc.	BBB	4.000%	11/15/2020	08/15/20 @ 100	101,723
200,000	Home Depot, Inc.	A-	3.950%	09/15/2020	06/15/20 @ 100	214,789
100,000	Lowe's Cos., Inc.	A-	4.625%	04/15/2020	10/15/19 @ 100	109,211
200,000	Nordstrom, Inc.	A-	4.750%	05/01/2020	N/A	219,397
300,000	Target Corp.	A+	3.875%	07/15/2020	N/A	320,110
350,000	Wal-Mart Stores, Inc.	AA	3.625%	07/08/2020	N/A	367,096
700,000	Wal-Mart Stores, Inc.	AA	3.250%	10/25/2020	N/A	715,493
						2,047,819

	Software - 1.0%
300,000	Adobe Systems, Inc.	BBB+	4.750%	02/01/2020	N/A	322,339
200,000	Microsoft Corp.	AAA	3.000%	10/01/2020	N/A	203,396
						525,735

	Telecommunications - 2.0%
600,000	Cisco Systems, Inc.	A+	4.450%	01/15/2020	N/A	657,517
440,000	Telefonica Emisiones SAU (Spain)	BBB	5.134%	04/27/2020	N/A	445,630
						1,103,147

	Transportation - 0.6%
300,000	CSX Corp.	BBB	3.700%	10/30/2020	07/30/20 @ 100	310,404

	Total Corporate Bonds - 98.3%
	(Cost $55,627,586)					53,693,535

Number of
Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.2%
97,000	BNY Mellon Securities Lending Overnight Fund, 0.0813%(b) (c)					97,000
	(Cost $97,000)

	Total Investments - 98.5%
	(Cost $55,724,586)					53,790,535
	Other Assets in excess of Liabilities - 1.5%					795,990
	Net Assets - 100.0%					$ 54,586,525

AG - Stock Corporation
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a) Security, or portion thereof, was on loan at August 31, 2013.
(b) At August 31, 2013, the total market value of the Fund's securities on loan was $95,132 and the total market value of the collateral held by the Fund was $97,000.
(c) Interest rate shown reflects yield as of August 31, 2013.

See previously submitted notes to financial statements for the period ended May 31, 2013.

Country Breakdown	% of Corporate Bonds
United States	84.5%
United Kindom	4.2%
Switzerland	3.7%
Australia	1.2%
Canada	1.2%
Cayman Islands	1.0%
Japan	0.9%
Spain	0.8%
Netherlands	0.8%
France	0.6%
Luxembourg	0.6%
Bermuda	0.5%
Subject to change daily.

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$55,724,586	$19,781	$(1,953,832)	$(1,934,051)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s
Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi)
information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for Level 3 securities are determined in accordance with the Fund's valuation procedures. The Fund did not have any Level 3 securities at August 31, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$53,694	$-	$53,694
Investments of Collateral for Securities Loaned	97	-	-	$97
Total	$97	$53,694	$-	$53,791

During the three months ended August 31, 2013, there were no transfers between levels.

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF
Portfolio of Investments
August 31, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 98.4%
	Corporate Bonds - 98.4%
	Aerospace & Defense - 3.4%
$200,000	Lockheed Martin Corp.	A-	3.350%	09/15/2021	N/A	$198,273
200,000	Northrop Grumman Corp.	BBB	3.500%	03/15/2021	N/A	201,262
						399,535

	Agriculture - 1.8%
200,000	Altria Group, Inc.	BBB	4.750%	05/05/2021	N/A	212,195

	Banks - 23.9%
200,000	Bank of America Corp., Series MTN	A-	5.000%	05/13/2021	N/A	212,107
200,000	Bank of New York Mellon Corp.	A+	3.550%	09/23/2021	08/23/21 @ 100	202,720
200,000	BNP Paribas SA, Series BKNT (France)	A+	5.000%	01/15/2021	N/A	213,369
200,000	Capital One Financial Corp.	BBB	4.750%	07/15/2021	N/A	210,794
100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA-	4.500%	01/11/2021	N/A	105,142
200,000	Goldman Sachs Group, Inc.	A-	5.250%	07/27/2021	N/A	214,059
200,000	HSBC Holdings PLC (United Kingdom)	A+	5.100%	04/05/2021	N/A	218,996
200,000	JPMorgan Chase & Co.	A	4.625%	05/10/2021	N/A	211,930
200,000	KeyCorp, Series MTN	BBB+	5.100%	03/24/2021	N/A	219,624
50,000	Lloyds TSB Bank PLC (United Kingdom)	A	6.375%	01/21/2021	N/A	57,804
200,000	Morgan Stanley	A-	5.750%	01/25/2021	N/A	221,191
100,000	Royal Bank of Scotland PLC (United Kingdom)	A	6.125%	01/11/2021	N/A	111,429
200,000	State Street Corp.	A+	4.375%	03/07/2021	N/A	213,585
200,000	US Bancorp, Series MTN	A+	4.125%	05/24/2021	04/23/21 @ 100	210,540
200,000	Wells Fargo & Co., Series MTN	A+	4.600%	04/01/2021	N/A	215,842
						2,839,132

	Biotechnology - 3.5%
200,000	Amgen, Inc.	A	3.875%	11/15/2021	08/15/21 @ 100	201,099
200,000	Gilead Sciences, Inc.	A-	4.400%	12/01/2021	09/01/21 @ 100	212,819
						413,918

	Chemicals - 5.2%
200,000	Dow Chemical Co.	BBB	4.125%	11/15/2021	08/15/21 @ 100	203,675
150,000	Ecolab, Inc.	BBB+	4.350%	12/08/2021	N/A	157,049
200,000	EI du Pont de Nemours & Co.	A	3.625%	01/15/2021	N/A	204,026
50,000	Praxair, Inc.	A	4.050%	03/15/2021	N/A	52,570
						617,320

	Computers - 1.6%
200,000	Hewlett-Packard Co.	BBB+	4.650%	12/09/2021	N/A	196,301

	Diversified Financial Services - 7.9%
200,000	Ford Motor Credit Co., LLC	BBB-	5.875%	08/02/2021	N/A	217,785
125,000	General Electric Capital Corp.	AA	5.300%	02/11/2021	N/A	135,239
150,000	General Electric Capital Corp., Series MTN	AA+	4.650%	10/17/2021	N/A	158,354
200,000	Jefferies Group, Inc.	BBB	6.875%	04/15/2021	N/A	223,323
200,000	Toyota Motor Credit Corp., Series MTN	AA-	3.400%	09/15/2021	N/A	200,640
						935,341

	Electric - 0.8%
100,000	PPL Energy Supply, LLC	BBB	4.600%	12/15/2021	09/15/21 @ 100	100,513

	Food - 3.5%
200,000	General Mills, Inc.	BBB+	3.150%	12/15/2021	09/15/21 @ 100	195,929
200,000	Unilever Capital Corp.	A+	4.250%	02/10/2021	N/A	214,825
						410,754

	Health Care Products - 1.6%
200,000	Becton Dickinson and Co.	A	3.125%	11/08/2021	N/A	196,741

	Health Care Services - 0.4%
50,000	UnitedHealth Group, Inc.	A	3.375%	11/15/2021	08/15/21 @ 100	49,471

	Insurance - 4.1%
200,000	Berkshire Hathaway Finance Corp.	AA	4.250%	01/15/2021	N/A	213,613
50,000	Marsh & McLennan Cos., Inc.	BBB	4.800%	07/15/2021	04/15/21 @ 100	53,708
200,000	Willis Group Holdings PLC (Ireland)	BBB-	5.750%	03/15/2021	N/A	215,096
						482,417

	Internet - 0.9%
100,000	Google, Inc.	AA	3.625%	05/19/2021	N/A	103,820

	Machinery-Construction & Mining - 2.2%
200,000	Caterpillar, Inc.	A	3.900%	05/27/2021	N/A	207,785
50,000	Joy Global, Inc.	BBB	5.125%	10/15/2021	N/A	52,538
						260,323

	Media - 4.4%
100,000	DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.	BBB	5.000%	03/01/2021	N/A	102,356
200,000	NBCUniversal Media, LLC	A-	4.375%	04/01/2021	N/A	214,240
200,000	Time Warner, Inc.	BBB	4.700%	01/15/2021	N/A	212,722
						529,318

	Mining - 1.0%
125,000	Barrick North America Finance, LLC	BBB	4.400%	05/30/2021	N/A	116,990

	Office & Business Equipment - 0.9%
100,000	Xerox Corp.	BBB-	4.500%	05/15/2021	N/A	103,586

	Oil & Gas - 10.0%
200,000	BP Capital Markets PLC (United Kingdom)	A	3.561%	11/01/2021	N/A	197,578
200,000	Ensco PLC (United Kingdom)	BBB+	4.700%	03/15/2021	N/A	211,899
150,000	Marathon Petroleum Corp.	BBB	5.125%	03/01/2021	N/A	161,087
200,000	Noble Energy, Inc.	BBB	4.150%	12/15/2021	09/15/21 @ 100	204,863
200,000	Occidental Petroleum Corp.	A	3.125%	02/15/2022	11/15/21 @ 100	190,684
200,000	Transocean, Inc. (Cayman Islands)	BBB-	6.375%	12/15/2021	N/A	220,945
						1,187,056

	Pharmaceuticals - 2.9%
125,000	Express Scripts Holding Co.	BBB+	4.750%	11/15/2021	N/A	132,889
200,000	Merck & Co., Inc.	AA	3.875%	01/15/2021	10/15/20 @ 100	209,131
						342,020

	Real Estate Investment Trusts - 2.2%
50,000	Simon Property Group, LP	A	4.125%	12/01/2021	09/01/21 @ 100	51,899
200,000	Ventas Realty, LP/Ventas Capital Corp.	BBB	4.750%	06/01/2021	03/01/21 @ 100	208,909
						260,808

	Retail - 5.5%
200,000	CVS Caremark Corp.	BBB+	4.125%	05/15/2021	02/15/21 @ 100	210,788
200,000	Gap, Inc.	BBB-	5.950%	04/12/2021	01/12/21 @ 100	222,238
200,000	Home Depot, Inc.	A-	4.400%	04/01/2021	01/01/21 @ 100	218,920
						651,946

	Semiconductors - 2.1%
50,000	Applied Materials, Inc.	A-	4.300%	06/15/2021	N/A	52,132
200,000	Intel Corp.	A+	3.300%	10/01/2021	N/A	198,538
						250,670

	Telecommunications - 6.9%
200,000	AT&T, Inc.	A-	3.875%	08/15/2021	N/A	202,743
200,000	Qwest Corp.	BBB-	6.750%	12/01/2021	N/A	214,663
200,000	Telefonica Emisiones SAU (Spain)	BBB	5.462%	02/16/2021	N/A	204,944
200,000	Verizon Communications, Inc.	BBB+	3.500%	11/01/2021	N/A	196,175
						818,525

	Transportation - 1.7%
200,000	United Parcel Service, Inc.	A+	3.125%	01/15/2021	N/A	200,661

	Total Corporate Bonds - 98.4%
	(Cost $11,857,400)					11,679,361

	Total Investments - 98.4%
	(Cost $11,857,400)					11,679,361
	Other Assets in excess of Liabilities - 1.6%					188,288
	Net Assets - 100.0%					$ 11,867,649

LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation
SAU - Limited Liability Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

Country Breakdown	% of Corporate Bonds
United States	85.0%
United Kingdom	6.8%
Cayman Islands	1.9%
Ireland	1.8%
France	1.8%
Spain	1.8%
Netherlands	0.9%
Subject to change daily.

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$11,857,400	$7,559	$(185,598)	$(178,039)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi)
information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value value estimates for Level 3 securities are determined in accordance with the Fund's valuation procedures. The Fund did not have any Level 3 securities at August 31, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$11,679	$-	$11,679
Total	$-	$11,679	$-	$11,679

During the three months ended August 31, 2013, there were no transfers between levels.

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF
Portfolio of Investments
August 31, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 97.9%
	Aerospace & Defense - 7.9%
$150,000	General Dynamics Corp.	A	2.250%	11/15/2022	08/15/22 @ 100	$134,548
150,000	Raytheon Co.	A-	2.500%	12/15/2022	09/15/22 @ 100	136,255
200,000	United Technologies Corp.	A	3.100%	06/01/2022	N/A	195,281
						466,084

	Agriculture - 3.1%
200,000	Altria Group, Inc.	BBB	2.850%	08/09/2022	N/A	180,845

	Banks - 9.8%
200,000	Barclays Bank PLC (United Kingdom)	BB+	7.625%	11/21/2022	N/A	195,750
200,000	Goldman Sachs Group, Inc.	A-	5.750%	01/24/2022	N/A	220,018
100,000	JPMorgan Chase & Co.	A	4.500%	01/24/2022	N/A	103,932
60,000	Wells Fargo & Co.	A+	3.500%	03/08/2022	N/A	59,720
						579,420

	Beverages - 3.1%
200,000	Anheuser-Busch InBev Worldwide, Inc.	A	2.500%	07/15/2022	N/A	184,234

	Chemicals - 3.1%
200,000	Dow Chemical Co.	BBB	3.000%	11/15/2022	08/15/22 @ 100	184,527

	Computers - 3.0%
200,000	IBM Corp.	AA-	1.875%	08/01/2022	N/A	177,243

	Diversified Financial Services - 6.5%
200,000	Ford Motor Credit Co. LLC	BBB-	4.250%	09/20/2022	N/A	195,240
200,000	General Electric Capital Corp.	AA+	3.150%	09/07/2022	N/A	186,183
						381,423

	Food - 3.3%
200,000	Kraft Foods Group, Inc.	BBB	3.500%	06/06/2022	N/A	195,937

	Gas - 3.1%
200,000	Sempra Energy	BBB+	2.875%	10/01/2022	07/01/22 @ 100	185,124

	Media - 3.2%
200,000	DIRECTV Holdings LLC	BBB	3.800%	03/15/2022	N/A	186,880

	Mining - 3.0%
200,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	3.550%	03/01/2022	12/01/21 @ 100	178,802

	Miscellaneous Manufacturing - 3.2%
200,000	General Electric Co.	AA+	2.700%	10/09/2022	N/A	186,969

	Oil & Gas - 12.7%
200,000	BP Capital Markets PLC (United Kingdom)	A	2.500%	11/06/2022	N/A	179,386
200,000	Chevron Corp.	AA	2.355%	12/05/2022	09/05/22 @ 100	182,417
200,000	ConocoPhillips Co.	A	2.400%	12/15/2022	09/15/22 @ 100	182,633
200,000	Phillips 66	BBB	4.300%	04/01/2022	N/A	202,513
						746,949

	Pharmaceuticals - 6.4%
200,000	GlaxoSmithKline Capital PLC (United Kingdom)	A+	2.850%	05/08/2022	N/A	191,149
200,000	Novartis Capital Corp.	AA-	2.400%	09/21/2022	N/A	184,625
						375,774

	Real Estate Investment Trusts - 13.8%
200,000	Alexandria Real Estate, Inc.	BBB-	4.600%	04/01/2022	01/01/22 @ 100	200,357
200,000	American Tower Corp.	BBB-	4.700%	03/15/2022	N/A	198,278
200,000	Health Care REIT, Inc.	BBB	5.250%	01/15/2022	10/15/21 @ 100	212,867
200,000	Hospitality Properties Trust	BBB-	5.000%	08/15/2022	02/15/22 @ 100	198,655
						810,157

	Retail - 3.3%
200,000	Target Corp.	A+	2.900%	01/15/2022	N/A	194,561

	Savings & Loans - 1.6%
100,000	People's United Finance, Inc.	BBB+	3.650%	12/06/2022	09/06/22 @ 100	94,169

	Software - 1.6%
100,000	Oracle Corp.	A+	2.500%	10/15/2022	N/A	91,781

	Telecommunications - 6.2%
200,000	AT&T, Inc.	A-	3.000%	02/15/2022	N/A	188,198
200,000	Verizon Communications, Inc.	A-	2.450%	11/01/2022	08/01/22 @ 100	176,365
						364,563

	Total Corporate Bonds - 97.9%
	(Cost $5,898,826)					5,765,442
	Other Assets in excess of Liabilities - 2.1%					125,208
	Net Assets - 100.0%					$ 5,890,650

LLC - Limited Liability Company
N/A- Not Applicable
PLC - Public Limited Company
REIT - Real Estate Investment Trust

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

BSCM | Guggenheim BulletShares 2022 Corporate Bond ETF

Country Breakdown	% of Corporate Bonds
United States	90.2%
United Kingdom	9.8%
Subject to change daily.

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$5,898,826	$508	$(133,892)	$(133,384)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Fund’s valuation procedures.  The Fund did not have any Level 3 securities at August 31, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$5,765	$-	$5,765
Total	$-	$5,765	$-	$5,765

During the three months ended August 31, 2013, there were no transfers between levels.

BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF
Portfolio of Investments
August 31, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 48.2%
	Aerospace & Defense - 1.6%
$2,185,000	DAE Aviation Holdings, Inc.(a)	CCC	11.250%	08/01/2015	10/07/13 @ 100	$2,201,388
1,093,000	Spirit Aerosystems, Inc.	BB-	7.500%	10/01/2017	10/01/14 @ 102	1,143,551
						3,344,939

	Apparel - 1.0%
2,082,000	Hanesbrands, Inc.	BB	8.000%	12/15/2016	12/15/13 @ 104	2,206,920

	Auto Parts & Equipment - 0.2%
440,000	TRW Automotive, Inc.(a)	BB	8.875%	12/01/2017	12/01/13 @ 104	467,500

	Banks - 3.1%
6,613,000	Ally Financial, Inc.	B+	7.500%	12/31/2013	N/A	6,745,260

	Beverages - 1.0%
2,141,000	Cott Beverages, Inc.	B+	8.375%	11/15/2017	11/15/14 @ 102	2,258,755

	Coal - 1.8%
1,093,000	Arch Coal, Inc.(b)	B-	8.750%	08/01/2016	08/01/14 @ 102	1,062,942
2,622,000	Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.	BB-	8.250%	12/15/2017	12/15/13 @ 104	2,772,765
						3,835,707

	Computers - 0.5%
1,093,000	Stream Global Services, Inc.	B+	11.250%	10/01/2014	10/01/13 @ 100	1,099,831

	Diversified Financial Services - 3.0%
721,000	International Lease Finance Corp., Series MTN	BBB-	5.625%	09/20/2013	N/A	722,802
5,429,000	National Money Mart Co. (Canada)	B+	10.375%	12/15/2016	12/15/13 @ 105	5,686,878
						6,409,680

	Electric - 1.7%
3,564,000	Calpine Corp.(a)	BB-	7.250%	10/15/2017	10/15/14 @ 102	3,733,290

	Entertainment - 1.4%
1,943,000	NAI Entertainment Holdings, LLC(a)	BB	8.250%	12/15/2017	N/A	2,109,515
768,000	Yonkers Racing Corp.(a)	B+	11.375%	07/15/2016	07/15/14 @ 103	813,600
						2,923,115

	Food - 0.3%
604,000	Stater Bros Holdings, Inc.	B+	7.375%	11/15/2018	11/15/14 @ 104	641,750

	Forest Products & Paper - 1.5%
3,002,000	Boise Paper Holdings, LLC / Boise Finance Co.	BB	9.000%	11/01/2017	11/01/14 @ 102	3,174,615

	Health Care Services - 3.0%
6,039,000	DaVita HealthCare Partners, Inc.	B	6.375%	11/01/2018	11/01/14 @ 103	6,356,048

	Leisure Time - 0.1%
169,000	Easton-Bell Sports, Inc.	B-	9.750%	12/01/2016	12/01/13 @ 105	179,774

	Lodging - 1.6%
3,312,000	Caesars Entertainment Operating Co., Inc.	B-	11.250%	06/01/2017	06/01/14 @ 103	3,419,640

	Machinery-Diversified - 3.6%
7,738,000	Case New Holland, Inc.	NR	7.750%	09/01/2013	N/A	7,738,000

	Media - 9.8%
8,271,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB-	7.250%	10/30/2017	10/30/14 @ 104	8,787,937
4,767,000	DISH DBS Corp.(b)	BB-	7.000%	10/01/2013	N/A	4,792,027
2,161,000	Gannett Co., Inc.	BB	9.375%	11/15/2017	11/15/14 @ 102	2,304,166
3,815,000	Sinclair Television Group, Inc.(a)	BB+	9.250%	11/01/2017	11/01/14 @ 102	4,043,900
1,090,000	Videotron Ltd. (Canada)	BB	9.125%	04/15/2018	04/15/14 @ 103	1,145,863
						21,073,893

	Mining - 4.6%
9,180,000	Novelis, Inc. (Canada)	B	8.375%	12/15/2017	12/15/13 @ 106	9,891,450

	Miscellaneous Manufacturing - 0.3%
512,000	Polypore International, Inc.	B+	7.500%	11/15/2017	11/15/14 @ 104	545,280

	Oil & Gas - 1.9%
3,897,000	Antero Resources Finance Corp.	B+	9.375%	12/01/2017	12/01/13 @ 105	4,150,305

	Oil & Gas Services - 0.1%
150,000	CIE Generale de Geophysique - Veritas (France)	BB-	9.500%	05/15/2016	05/15/14 @ 102	158,250

	Real Estate Investment Trusts - 3.5%
5,583,000	DuPont Fabros Technology, LP	BB	8.500%	12/15/2017	12/15/13 @ 104	5,917,980
1,613,000	Geo Group, Inc.	B+	7.750%	10/15/2017	10/15/14 @ 102	1,679,536
						7,597,516

	Semiconductors - 0.3%
654,000	Advanced Micro Devices, Inc.	B	8.125%	12/15/2017	12/15/13 @ 104	681,795

	Telecommunications - 2.3%
4,806,000	Inmarsat Finance PLC (United Kingdom)(a)	BB+	7.375%	12/01/2017	12/01/13 @ 104	5,022,270

	Total Corporate Bonds - 48.2%
	(Cost $103,502,259)					103,655,583

Principal
Amount	Description	Coupon	Yield	Maturity		Value
	US Treasury Bills - 54.0%
$ 116,000,000	U.S. Treasury Bill	NR	0.019%	11/29/2013	N/A	$ 115,993,736
	(Cost $115,994,268)

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 1.4%
3,073,010	BNY Mellon Securities Lending Overnight Fund, 0.0813%(c) (d)					$ 3,073,010
	(Cost $3,073,010)

	Total Investments - 103.6%
	(Cost $222,569,537)					222,722,329
	Liabilities in excess of Other Assets - (3.6%)					(7,699,068)
	Net Assets - 100.0%					$ 215,023,261

LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aaa.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2013 these securities amounted to $18,391,463, which represents 8.6% of net assets.

(b)	Security, or portion thereof, was on loan at August 31, 2013.
(c)	At August 31, 2013, the total market value of the Fund's securities on loan was $2,993,791 and the total market value of the collateral held by the Fund was $3,073,010.
(d)	Interest rate shown reflects yield as of August 31, 2013.

BSJD | Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Country Breakdown	% of Corporate Bonds
United States	78.9%
Canada	16.1%
United Kingdom	4.8%
France	0.2%
Subject to change daily.

See previously submitted notes to financial statements for the period ended May 31, 2013.

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$222,569,537	$333,340	$(180,548)	$152,792

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Fund’s valuation procedures.  The Fund did not have any Level 3 securities at August 31, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	103,655	$-	$103,655
U.S. Treasury Security	-	115,994	-	115,994
Investments of Collateral for Securities Loaned	3,073	-	-	3,073
Total	$3,073	$219,649	$-	$222,722

During the three months ended August 31, 2013, there were no transfers between levels.

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
Portfolio of Investments
August 31, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 96.5%
	Corporate Bonds - 95.6%
	Advertising - 0.9%
$800,000	Lamar Media Corp.	BB+	9.750%	04/01/2014	N/A	$836,000
2,457,000	Lamar Media Corp.	BB-	7.875%	04/15/2018	04/15/14 @ 104	2,638,204
						3,474,204

	Aerospace & Defense - 3.2%
3,750,000	Kratos Defense & Security Solutions, Inc.	B	10.000%	06/01/2017	06/01/14 @ 105	4,068,750
7,765,000	TransDigm, Inc.	CCC+	7.750%	12/15/2018	12/15/14 @ 104	8,347,375
400,000	Triumph Group, Inc.	BB-	8.625%	07/15/2018	07/15/14 @ 104	438,000
						12,854,125

	Auto Manufacturers - 0.7%
2,500,000	Jaguar Land Rover Automotive PLC (United Kingdom)(a)	BB	7.750%	05/15/2018	05/15/14 @ 106	2,718,750

	Auto Parts & Equipment - 0.9%
2,028,000	Lear Corp.	BB	7.875%	03/15/2018	03/15/14 @ 104	2,169,960
437,000	Meritor, Inc.	B-	10.625%	03/15/2018	03/15/14 @ 105	476,330
703,000	Tomkins, LLC / Tomkins, Inc.	BB-	9.000%	10/01/2018	10/01/14 @ 105	768,027
100,000	TRW Automotive, Inc.(a)	BB	7.000%	03/15/2014	N/A	103,000
						3,517,317

	Banks - 5.0%
6,050,000	Ally Financial, Inc.	B+	4.500%	02/11/2014	N/A	6,118,063
3,250,000	Ally Financial, Inc.	B+	6.750%	12/01/2014	N/A	3,420,625
4,350,000	Ally Financial, Inc., Series 8	B+	6.750%	12/01/2014	N/A	4,589,250
5,625,000	CIT Group, Inc.(a)	BB-	5.250%	04/01/2014	N/A	5,744,531
						19,872,469

	Beverages - 1.4%
3,020,000	Constellation Brands, Inc.	BB+	8.375%	12/15/2014	N/A	3,291,800
2,100,000	Cott Beverages, Inc.	B+	8.125%	09/01/2018	09/01/14 @ 104	2,265,375
						5,557,175

	Building Materials - 1.5%
2,500,000	Building Materials Corp. of America(a)	BB+	6.875%	08/15/2018	08/15/14 @ 103	2,668,750
1,000,000	Interline Brands, Inc.(e)	CCC+	10.000%	11/15/2018	11/15/14 @ 105	1,082,500
2,000,000	USG Corp.(a)	BB-	8.375%	10/15/2018	10/15/14 @ 104	2,200,000
						5,951,250

	Chemicals - 1.4%
3,500,000	Celanese US Holdings, LLC	BB+	6.625%	10/15/2018	10/15/14 @ 103	3,753,750
1,758,000	NOVA Chemicals Corp. (Canada)	BB+	8.625%	11/01/2019	11/01/14 @ 104	1,955,775
						5,709,525

	Coal - 1.2%
1,600,000	Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.	BB-	8.500%	12/15/2019	12/15/14 @ 104	1,740,000
3,000,000	CONSOL Energy, Inc.	BB	8.000%	04/01/2017	04/01/14 @ 104	3,180,000
						4,920,000

	Commercial Services - 9.4%
4,595,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.	B	8.250%	01/15/2019	10/15/14 @ 104	5,020,037
1,300,000	Cardtronics, Inc.	BB+	8.250%	09/01/2018	09/01/14 @ 104	1,400,750
500,000	Deluxe Corp., Series B	B	5.125%	10/01/2014	N/A	515,000
5,600,000	Envision Healthcare Corp.	B-	8.125%	06/01/2019	06/01/14 @ 106	6,083,000
3,900,000	Hertz Corp.	B	7.500%	10/15/2018	10/15/14 @ 104	4,231,500
3,566,000	Interactive Data Corp.	B-	10.250%	08/01/2018	08/01/14 @ 105	3,976,090
1,672,000	Iron Mountain, Inc.	B	8.375%	08/15/2021	08/15/14 @ 104	1,826,660
3,500,000	Jaguar Holding Co. II / Jaguar Merger Sub, Inc.(a)	B-	9.500%	12/01/2019	12/01/14 @ 107	3,972,500
1,200,000	RR Donnelley & Sons Co.	BB	4.950%	04/01/2014	N/A	1,227,000
1,740,000	Service Corp. International	BB-	7.000%	05/15/2019	11/15/14 @ 104	1,870,500
1,000,000	Stewart Enterprises, Inc.	BB	6.500%	04/15/2019	04/15/14 @ 105	1,070,000
1,300,000	TransUnion, LLC / TransUnion Financing Corp.	B-	11.375%	06/15/2018	06/15/14 @ 106	1,452,750
1,150,000	United Rentals North America, Inc.	B+	10.250%	11/15/2019	11/15/14 @ 105	1,306,687
3,050,000	United Rentals North America, Inc.	B+	9.250%	12/15/2019	12/15/14 @ 105	3,435,063
						37,387,537

	Computers - 1.8%
4,500,000	iGATE Corp.	B+	9.000%	05/01/2016	05/01/14 @ 105	4,871,250
1,400,000	Stream Global Services, Inc.	B+	11.250%	10/01/2014	10/15/13 @ 100	1,408,750
1,025,000	SunGard Data Systems, Inc.	BB	4.875%	01/15/2014	N/A	1,035,250
						7,315,250

	Diversified Financial Services - 1.2%
1,900,000	Aircastle Ltd. (Bermuda)	BB+	9.750%	08/01/2018	08/01/14 @ 105	2,109,000
2,500,000	Credit Acceptance Corp.	BB	9.125%	02/01/2017	02/01/14 @ 105	2,681,250
						4,790,250

	Electric - 1.9%
900,000	CMS Energy Corp.	BBB-	2.750%	05/15/2014	N/A	913,865
3,900,000	NRG Energy, Inc.	BB-	7.625%	05/15/2019	05/15/14 @ 104	4,143,750
2,207,000	NRG Energy, Inc.	BB-	8.500%	06/15/2019	06/15/14 @ 104	2,389,078
						7,446,693

	Electrical Components & Equipment - 0.2%
600,000	Coleman Cable, Inc.	B	9.000%	02/15/2018	02/15/14 @ 105	640,500

	Entertainment - 5.7%
3,500,000	AMC Entertainment, Inc.	B-	8.750%	06/01/2019	06/01/14 @ 104	3,780,000
1,450,000	Penn National Gaming, Inc.	BB-	8.750%	08/15/2019	08/15/14 @ 104	1,595,000
2,500,000	Regal Cinemas Corp.	B-	8.625%	07/15/2019	07/15/14 @ 104	2,715,625
2,829,000	Regal Entertainment Group(b)	B-	9.125%	08/15/2018	08/15/14 @ 105	3,104,827
1,500,000	Scientific Games Corp.	B+	8.125%	09/15/2018	09/15/14 @ 104	1,621,875
1,900,000	Scientific Games International, Inc.	B+	9.250%	06/15/2019	06/15/14 @ 105	2,063,875
2,190,000	Vail Resorts, Inc.	BB	6.500%	05/01/2019	05/01/14 @ 105	2,332,350
4,675,000	WMG Acquisition Corp.	B	11.500%	10/01/2018	10/01/14 @ 109	5,411,313
						22,624,865

	Environmental Control - 0.4%
1,500,000	Darling International, Inc.	BB+	8.500%	12/15/2018	12/15/14 @ 104	1,657,500

	Food - 2.3%
3,500,000	Bumble Bee Holdings, Inc.(a)	B	9.000%	12/15/2017	12/15/14 @ 105	3,823,750
1,000,000	Dean Foods Co.	B	9.750%	12/15/2018	12/15/14 @ 105	1,137,500
800,000	JBS USA, LLC / JBS USA Finance, Inc.	BB	11.625%	05/01/2014	N/A	842,000
2,500,000	Michael Foods Group, Inc.	CCC+	9.750%	07/15/2018	07/15/14 @ 105	2,756,250
750,000	TreeHouse Foods, Inc.	BB-	7.750%	03/01/2018	03/01/14 @ 104	796,875
						9,356,375

	Forest Products & Paper - 0.6%
2,067,000	Clearwater Paper Corp.	BB	7.125%	11/01/2018	11/01/14 @ 104	2,232,360

	Health Care Services - 4.3%
1,002,000	Apria Healthcare Group, Inc.(b)	B-	12.375%	11/01/2014	11/01/13 @ 100	1,017,030
4,400,000	DaVita HealthCare Partners, Inc.	B	6.625%	11/01/2020	11/01/14 @ 105	4,686,000
2,950,000	HCA, Inc.	B-	5.750%	03/15/2014	N/A	3,009,000
7,650,000	HCA, Inc.	BB	8.500%	04/15/2019	04/15/14 @ 104	8,281,125
						16,993,155

	Home Builders - 0.4%
1,422,000	Lennar Corp., Series B	BB-	5.500%	09/01/2014	N/A	1,475,325

	Household Products & Housewares - 3.2%
7,750,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu	B+	7.125%	04/15/2019	10/15/14 @ 104	8,282,813
3,890,000	Spectrum Brands, Inc.	BB	9.500%	06/15/2018	06/15/14 @ 105	4,288,725
						12,571,538

	Iron & Steel - 0.8%
3,000,000	ArcelorMittal USA, LLC	BB+	6.500%	04/15/2014	N/A	3,078,942

	Lodging - 2.8%
4,750,000	CityCenter Holdings, LLC / CityCenter Finance Corp.	B	7.625%	01/15/2016	01/15/14 @ 104	5,040,938
3,058,000	Felcor Lodging, LP, REIT	B+	10.000%	10/01/2014	N/A	3,310,285
2,700,000	MGM Resorts International(b)	B+	5.875%	02/27/2014	N/A	2,767,500
						11,118,723

	Machinery-Diversified - 0.5%
1,750,000	Manitowoc Co., Inc.(b)	B+	9.500%	02/15/2018	02/15/14 @ 105	1,894,375

	Media - 7.4%
7,986,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB-	7.000%	01/15/2019	01/15/14 @ 105	8,485,125
5,450,000	DISH DBS Corp.	BB-	6.625%	10/01/2014	N/A	5,702,062
1,650,000	Gannett Co., Inc.	BB	7.125%	09/01/2018	09/01/14 @ 104	1,769,625
1,352,000	Mediacom, LLC / Mediacom Capital Corp.	B-	9.125%	08/15/2019	08/15/14 @ 105	1,490,580
700,000	Nielsen Finance, LLC / Nielsen Finance Co.	BB	11.625%	02/01/2014	N/A	730,660
6,000,000	Nielsen Finance, LLC / Nielsen Finance Co.	BB	7.750%	10/15/2018	10/15/14 @ 104	6,555,000
500,000	Sinclair Television Group, Inc.(b)	B	8.375%	10/15/2018	10/15/14 @ 104	548,750
3,881,000	XM Satellite Radio, Inc.(a)	BB	7.625%	11/01/2018	11/01/14 @ 104	4,239,993
						29,521,795

	Metal Fabricate & Hardware - 0.2%
600,000	Severstal Columbus, LLC	B	10.250%	02/15/2018	02/15/14 @ 105	639,000

	Mining - 0.2%
1,000,000	Vedanta Resources PLC (United Kingdom)(a) (b)	BB	8.750%	01/15/2014	N/A	1,012,500

	Miscellaneous Manufacturing - 0.6%
2,420,000	SPX Corp.	BB+	7.625%	12/15/2014	N/A	2,589,400

	Office & Business Equipment - 0.6%
2,020,000	CDW, LLC / CDW Finance Corp.	B+	8.000%	12/15/2018	12/15/14 @ 104	2,227,050

	Oil & Gas - 6.0%
2,250,000	Antero Resources Finance Corp.	B+	7.250%	08/01/2019	08/01/14 @ 105	2,373,750
600,000	Berry Petroleum Co.	BB-	10.250%	06/01/2014	N/A	633,000
3,500,000	Carrizo Oil & Gas, Inc.	B-	8.625%	10/15/2018	10/15/14 @ 104	3,823,750
350,000	Citgo Petroleum Corp.(a)	BB+	11.500%	07/01/2017	07/01/14 @ 106	390,250
2,100,000	Continental Resources, Inc.	BBB-	8.250%	10/01/2019	10/01/14 @ 104	2,320,500
2,550,000	Energy XXI Gulf Coast, Inc.	B+	9.250%	12/15/2017	12/15/14 @ 105	2,849,625
750,000	McMoRan Exploration Co.	BBB	11.875%	11/15/2014	11/15/13 @ 100	765,853
350,000	Petrohawk Energy Corp.	BBB+	10.500%	08/01/2014	02/01/14 @ 100	365,330
1,760,000	Plains Exploration & Production Co.	BBB	8.625%	10/15/2019	10/15/14 @ 104	1,954,260
1,865,000	Range Resources Corp.	BB	8.000%	05/15/2019	05/15/14 @ 104	2,014,200
2,340,000	Tesoro Corp.	BB+	9.750%	06/01/2019	06/01/14 @ 105	2,576,925
1,425,000	Whiting Petroleum Corp.	BB-	7.000%	02/01/2014	N/A	1,460,625
2,250,000	Whiting Petroleum Corp.	BB-	6.500%	10/01/2018	10/01/14 @ 103	2,379,375
						23,907,443

	Packaging & Containers - 3.0%
1,325,000	Ardagh Packaging Finance PLC (Ireland)(a)	B+	7.375%	10/15/2017	10/15/14 @ 104	1,422,719
2,000,000	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.,(Ireland)(a)	B+	7.375%	10/15/2017	10/15/14 @ 104	2,145,000
1,700,000	Ball Corp.	BB+	7.375%	09/01/2019	09/01/14 @ 104	1,848,750
2,895,000	Berry Plastics Corp.	CCC+	9.500%	05/15/2018	05/15/14 @ 105	3,159,169
1,500,000	BWAY Holding Co.	CCC+	10.000%	06/15/2018	06/15/14 @ 105	1,650,000
1,585,000	Graphic Packaging International	BB+	7.875%	10/01/2018	10/01/14 @ 104	1,731,612
						11,957,250

	Pharmaceuticals - 5.9%
6,200,000	Grifols, Inc.	B+	8.250%	02/01/2018	02/01/14 @ 106	6,742,500
3,000,000	Valeant Pharmaceuticals International(a)	B	6.750%	10/01/2017	10/01/14 @ 103	3,206,250
6,000,000	Valeant Pharmaceuticals International(a)	B	6.875%	12/01/2018	12/01/14 @ 103	6,390,000
6,500,000	Warner Chilcott Co., LLC / Warner Chilcott Finance, LLC (Puerto Rico)	BB	7.750%	09/15/2018	09/15/14 @ 104	7,133,750
						23,472,500

	Pipelines - 3.1%
3,750,000	Crosstex Energy, LP / Crosstex Energy Finance Corp.	B+	8.875%	02/15/2018	02/15/14 @ 104	4,003,125
1,000,000	El Paso, LLC(b)	BB	6.875%	06/15/2014	N/A	1,045,323
2,000,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.	B-	8.250%	04/15/2018	04/15/14 @ 104	2,080,000
3,350,000	Regency Energy Partners, LP / Regency Energy Finance Corp.	BB	6.875%	12/01/2018	12/01/14 @ 103	3,609,625
1,600,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.	BB	7.875%	10/15/2018	10/15/14 @ 104	1,740,000
						12,478,073

	Real Estate - 1.4%
3,350,000	Atlantic Finance Ltd. (Channel Islands)(a) (f)	B+	10.750%	05/27/2014	N/A	3,540,484
2,015,000	CBRE Services, Inc.	B+	6.625%	10/15/2020	10/15/14 @ 105	2,151,013
						5,691,497

	Real Estate Investment Trusts - 0.3%
1,250,000	iStar Financial, Inc., Series B	B+	5.700%	03/01/2014	N/A	1,270,313

	Retail - 5.1%
2,500,000	Academy Ltd. / Academy Finance Corp.(a)	CCC+	9.250%	08/01/2019	08/01/14 @ 107	2,793,750
4,400,000	Burger King Corp.(b)	B	9.875%	10/15/2018	10/15/14 @ 105	4,972,000
2,750,000	DineEquity, Inc.	B-	9.500%	10/30/2018	10/30/14 @ 105	3,073,125
40,000	Express, LLC / Express Finance Corp.	BB	8.750%	03/01/2018	03/01/14 @ 104	42,950
1,080,000	Fifth & Pacific Cos., Inc., Series *	B	10.500%	04/15/2019	04/15/14 @ 105	1,183,950
500,000	L Brands, Inc.	BB-	5.250%	11/01/2014	N/A	520,000
5,470,000	Michaels Stores, Inc.	B	7.750%	11/01/2018	11/01/14 @ 104	5,914,437
1,500,000	Rite Aid Corp.	B-	10.250%	10/15/2019	10/15/14 @ 105	1,696,875
						20,197,087

	Semiconductors - 2.0%
6,900,000	Freescale Semiconductor, Inc.(a)	B	9.250%	04/15/2018	04/15/14 @ 105	7,486,500
475,000	NXP BV / NXP Funding, LLC (Netherlands)(a)	BB-	9.750%	08/01/2018	08/01/14 @ 105	527,250
						8,013,750

	Software - 0.9%
1,000,000	Audatex North America, Inc.	BB-	6.750%	06/15/2018	06/15/14 @ 103	1,067,500
1,400,000	Fidelity National Information Services, Inc.	BBB-	7.875%	07/15/2020	07/15/14 @ 106	1,552,144
770,000	IMS Health, Inc.(a)	B	12.500%	03/01/2018	03/01/15 @ 106	912,450
						3,532,094

	Telecommunications - 6.8%
3,000,000	Crown Castle International Corp.	B	7.125%	11/01/2019	11/01/14 @ 104	3,240,000
927,000	Frontier Communications Corp.	BB-	8.250%	05/01/2014	N/A	961,762
4,251,000	Level 3 Financing, Inc.	CCC+	10.000%	02/01/2018	02/01/14 @ 105	4,585,766
5,733,000	MetroPCS Wireless, Inc.	BB	7.875%	09/01/2018	09/01/14 @ 104	6,234,638
1,000,000	PAETEC Holding Corp.	BB+	9.875%	12/01/2018	12/01/14 @ 105	1,117,500
3,700,000	Telesat Canada / Telesat, LLC (Canada)(a)	B-	6.000%	05/15/2017	05/15/14 @ 103	3,852,625
500,000	UPC Holding BV (Netherlands)(a)	B	9.875%	04/15/2018	04/15/14 @ 105	545,000
3,204,000	Virgin Media Finance PLC (United Kingdom)	B	8.375%	10/15/2019	10/15/14 @ 104	3,492,360
2,900,000	Windstream Corp.	B	8.125%	09/01/2018	09/01/14 @ 104	3,124,750
						27,154,401

	Transportation - 0.4%
1,394,000	Quality Distribution, LLC / QD Capital Corp.	B-	9.875%	11/01/2018	11/01/14 @ 105	1,526,430

	Total Corporate Bonds - 95.6%
	(Cost $377,643,543)					380,348,786

Number
of Shares	Description					Value
	Exchange Traded Fund - 0.9%
91,400	SPDR Barclays High Yield Bond ETF(b)					3,625,838
	(Cost $3,639,990)

	Total Long-Term Investments - 96.5%
	(Cost $381,283,533)					383,974,624

	Investments of Collateral for Securities Loaned - 1.2%
5,053,880	BNY Mellon Securities Lending Overnight Fund, 0.0813%(c) (d)					5,053,880
	(Cost $5,053,880)

	Total Investments - 97.7%
	(Cost $386,337,413)					389,028,504
	Other Assets in excess of Liabilities - 2.3%					8,990,722
	Net Assets - 100.0%					$ 398,019,226

BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2013 these securities amounted to $59,696,052, which represents 15.0% of net assets.

(b) Security, or portion thereof, was on loan at August 31, 2013.
(c) At August 31, 2013, the total market value of the Fund's securities on loan was $4,916,587 and the total market value of the collateral held by the Fund was $5,053,880.
(d) Interest rate shown reflects yield as of August 31, 2013.
(e) Paid-in-kind toggle note. The issuer in each interest period has the option to pay interest in cash or to issue payment-in-kind shares of the note.
(f) Security is a “step-up” bond where the coupon increases or steps up at a predetermined rate. The rate shown reflects the rate in effect as of August 31, 2013.

See previously submitted notes to financial statements May 31, 2013.

Country Breakdown	% of Corporate Bonds
United States	92.1%
United Kingdom	1.9%
Puerto Rico	1.9%
Canada	1.5%
Ireland	0.9%
Channel Islands	0.9%
Bermuda	0.5%
Netherlands	0.3%
Subject to change daily.

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$386,337,562	$3,047,489	$(356,547)	$2,690,942

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly
Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another.
Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value value estimates for Level 3 securities are determined in accordance with the Fund's valuation procedures. The Fund did not have any Level 3 securities at August 31, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$380,349	$-	$380,349
Exchange Traded Fund	3,626	-	-	3,626
Investments of Collateral for Securities Loaned	5,054	-	-	5,054
Total	$8,680	$380,349	$-	$389,029

During the three months ended August 31, 2013, there were no transfers between levels.

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Portfolio of Investments
August 31, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 97.3%
	Corporate Bonds - 96.4%
	Advertising - 0.1%
$500,000	Affinion Group, Inc.(a)	CCC-	11.500%	10/15/2015	10/15/13 @ 100	$ 433,750

	Aerospace & Defense - 1.5%
5,080,000	B/E Aerospace, Inc.	BB	6.875%	10/01/2020	10/01/15 @ 103	5,511,800
2,000,000	Esterline Technologies Corp.	BB	7.000%	08/01/2020	08/01/15 @ 104	2,155,000
						7,666,800

	Airlines - 1.3%
4,200,000	Air Canada (Canada)(b)	B+	9.250%	08/01/2015	08/01/14 @ 100	4,386,375
2,200,000	United Airlines, Inc.(b)	BB-	6.750%	09/15/2015	09/15/14 @ 100	2,285,250
						6,671,625

	Apparel - 2.4%
7,560,000	Hanesbrands, Inc.	BB	6.375%	12/15/2020	12/15/15 @ 103	8,202,600
3,834,000	Levi Strauss & Co.(a)	B+	7.625%	05/15/2020	05/15/15 @ 104	4,131,135
						12,333,735

	Auto Manufacturers - 2.3%
11,000,000	Chrysler Group, LLC / CG Co.-Issuer, Inc.	B	8.000%	06/15/2019	06/15/15 @ 104	12,003,750

	Auto Parts & Equipment - 1.5%
3,000,000	Goodyear Tire & Rubber Co.	B+	8.250%	08/15/2020	08/15/15 @ 104	3,322,500
2,232,000	Lear Corp.	BB	8.125%	03/15/2020	03/15/15 @ 104	2,449,620
1,200,000	Meritor, Inc.	B-	8.125%	09/15/2015	N/A	1,324,500
500,000	Tenneco, Inc.	BB-	6.875%	12/15/2020	12/15/15 @ 103	538,750
						7,635,370

	Banks - 7.0%
11,200,000	Ally Financial, Inc.	B+	8.300%	02/12/2015	N/A	12,124,000
10,435,000	Ally Financial, Inc.	B+	4.625%	06/26/2015	N/A	10,807,748
10,765,000	CIT Group, Inc.(b)	BB-	4.750%	02/15/2015	N/A	11,141,775
100,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.050%	01/08/2015	N/A	102,210
2,000,000	Zions Bancorporation	BB+	6.000%	09/15/2015	N/A	2,123,868
						36,299,601

	Building Materials - 1.3%
1,500,000	Building Materials Corp. of America(b)	BB+	7.000%	02/15/2020	02/15/15 @ 104	1,601,250
2,425,000	Building Materials Corp. of America(b)	BB+	7.500%	03/15/2020	03/15/15 @ 104	2,582,625
2,241,000	Lafarge SA (France)(b)	BB+	6.200%	07/09/2015	N/A	2,397,870
						6,581,745

	Chemicals - 1.1%
2,500,000	Huntsman International, LLC	B+	8.625%	03/15/2020	03/15/15 @ 104	2,775,000
2,700,000	PolyOne Corp.	BB-	7.375%	09/15/2020	09/15/15 @ 104	2,986,875
						5,761,875

	Commercial Services - 6.5%
1,550,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.	B	9.750%	03/15/2020	09/15/15 @ 105	1,786,375
5,000,000	Ceridian Corp.	CCC	11.250%	11/15/2015	11/15/13 @ 100	5,087,500
9,284,000	Hertz Corp.	B	6.750%	04/15/2019	04/15/15 @ 103	9,945,485
3,725,000	Iron Mountain, Inc.	B	7.750%	10/01/2019	10/01/15 @ 104	4,134,750
2,000,000	Knowledge Universe Education, LLC(b)	CCC	7.750%	02/01/2015	N/A	1,960,000
581,000	RR Donnelley & Sons Co.	BB	5.500%	05/15/2015	N/A	618,765
4,500,000	United Rentals North America, Inc.	BB	5.750%	07/15/2018	07/15/15 @ 103	4,826,250
5,000,000	United Rentals North America, Inc.(a)	B-	8.375%	09/15/2020	09/15/15 @ 104	5,500,000
						33,859,125

	Computers - 1.1%
5,289,000	SunGard Data Systems, Inc.	B	7.625%	11/15/2020	11/15/15 @ 104	5,685,675

	Distribution & Wholesale - 2.1%
9,741,000	HD Supply, Inc.	B+	8.125%	04/15/2019	04/15/15 @ 106	10,885,568

	Diversified Financial Services - 2.0%
400,000	International Lease Finance Corp.	BBB-	8.625%	09/15/2015	N/A	440,500
2,950,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.	B+	10.875%	04/01/2015	04/01/14 @ 100	3,097,500
4,000,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.	B+	9.625%	05/01/2019	05/01/15 @ 107	4,500,000
2,400,000	Nuveen Investments, Inc.(a)	CCC	5.500%	09/15/2015	N/A	2,388,000
100,000	Springleaf Finance Corp., Series MTNI	CCC+	5.400%	12/01/2015	N/A	102,250
						10,528,250

	Electric - 6.4%
3,079,000	AES Corp.	BB-	7.750%	10/15/2015	N/A	3,440,782
7,375,000	Calpine Corp.(b)	BB-	7.875%	07/31/2020	07/31/15 @ 104	8,001,875
14,000,000	Calpine Corp.(b)	BB-	7.500%	02/15/2021	11/01/15 @ 104	14,910,000
6,270,000	NRG Energy, Inc.	BB-	8.250%	09/01/2020	09/01/15 @ 104	6,912,675
						33,265,332

	Electrical Components & Equipment - 0.1%
500,000	Anixter, Inc.	BB	5.950%	03/01/2015	N/A	523,750

	Entertainment - 0.6%
2,500,000	AMC Entertainment, Inc.	CCC+	9.750%	12/01/2020	12/01/15 @ 105	2,868,750
425,000	Snoqualmie Entertainment Authority(b)	B	9.125%	02/01/2015	N/A	424,203
						3,292,953

	Health Care Products - 1.0%
471,000	Bausch & Lomb, Inc.	Caa1	9.875%	11/01/2015	11/01/13 @ 100	479,713
4,150,000	Fresenius US Finance II, Inc.(b)	BB+	9.000%	07/15/2015	N/A	4,642,813
						5,122,526

	Health Care Services - 7.3%
14,469,000	CHS/Community Health Systems, Inc.	B	8.000%	11/15/2019	11/15/15 @ 104	15,264,795
11,711,000	HCA Holdings, Inc.	B-	7.750%	05/15/2021	11/15/15 @ 104	12,501,493
5,600,000	HCA, Inc.	B-	6.375%	01/15/2015	N/A	5,908,000
4,000,000	Tenet Healthcare Corp.(a)	CCC+	9.250%	02/01/2015	N/A	4,390,000
						38,064,288

	Holding Companies-Diversified - 0.8%
3,850,000	Leucadia National Corp.	BBB	8.125%	09/15/2015	N/A	4,312,000

	Home Builders - 1.1%
1,665,000	KB Home	B	6.250%	06/15/2015	N/A	1,764,900
4,000,000	Lennar Corp., Series B	BB-	5.600%	05/31/2015	N/A	4,220,000
						5,984,900

	Household Products & Housewares - 2.0%
500,000	Jarden Corp.	B	7.500%	01/15/2020	01/15/15 @ 104	537,500
1,000,000	Reynolds Group Issuer, Inc.	B+	7.125%	04/15/2019	10/15/14 @ 104	1,068,750
8,000,000	Reynolds Group Issuer, Inc.	B+	7.875%	08/15/2019	08/15/15 @ 104	8,840,000
						10,446,250

	Internet - 2.3%
5,200,000	GXS Worldwide, Inc.	B	9.750%	06/15/2015	06/15/14 @ 100	5,356,000
5,925,000	Zayo Group, LLC / Zayo Capital, Inc.	B	8.125%	01/01/2020	07/01/15 @ 104	6,458,250
						11,814,250

	Iron & Steel - 4.0%
5,250,000	ArcelorMittal (Luxembourg)	BB+	9.500%	02/15/2015	N/A	5,781,562
3,250,000	ArcelorMittal (Luxembourg)(a)	BB+	4.250%	02/25/2015	N/A	3,343,438
7,500,000	ArcelorMittal (Luxembourg)	BB+	4.250%	08/05/2015	N/A	7,753,125
1,500,000	Essar Steel Algoma, Inc. (Canada)(b)	B	9.375%	03/15/2015	03/15/14 @ 100	1,413,750
2,390,000	Steel Dynamics, Inc.	BB+	7.625%	03/15/2020	03/15/15 @ 104	2,593,150
						20,885,025

	Lodging - 1.7%
1,530,000	Marina District Finance Co., Inc.	B+	9.500%	10/15/2015	10/15/14 @ 102	1,619,888
6,750,000	MGM Resorts International	B+	6.625%	07/15/2015	N/A	7,222,500
						8,842,388

	Machinery-Diversified - 2.0%
5,750,000	CNH Capital, LLC	BB	3.875%	11/01/2015	N/A	5,893,750
4,350,000	Manitowoc Co., Inc.	B+	8.500%	11/01/2020	11/01/15 @ 104	4,850,250
						10,744,000

	Media - 5.4%
5,150,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB-	8.125%	04/30/2020	04/30/15 @ 104	5,613,500
5,135,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB-	7.375%	06/01/2020	12/01/15 @ 104	5,520,125
5,500,000	DISH DBS Corp.	BB-	7.750%	05/31/2015	N/A	5,995,000
1,500,000	Gannett Co., Inc.	BB	6.375%	09/01/2015	N/A	1,627,500
4,500,000	Sirius XM Radio, Inc.(b)	BB	8.750%	04/01/2015	N/A	5,060,250
3,800,000	Unitymedia Hessen GmbH & Co. KG (Germany)(b)	B+	7.500%	03/15/2019	03/15/15 @ 104	4,123,000
						27,939,375

	Metal Fabricate & Hardware - 0.3%
1,320,000	Mueller Water Products, Inc.	B2	8.750%	09/01/2020	09/01/15 @ 104	1,445,400

	Mining - 2.1%
10,255,000	Novelis, Inc. (Canada)	B	8.750%	12/15/2020	12/15/15 @ 104	11,203,588

	Oil & Gas - 9.9%
2,000,000	Berry Petroleum Co.	BB-	6.750%	11/01/2020	11/01/15 @ 103	2,040,000
2,000,000	Chaparral Energy, Inc.	B-	9.875%	10/01/2020	10/01/15 @ 105	2,250,000
4,900,000	Chesapeake Energy Corp.	BB-	9.500%	02/15/2015	N/A	5,432,875
1,751,000	Continental Resources, Inc.	BBB-	7.375%	10/01/2020	10/01/15 @ 104	1,930,477
7,063,000	Denbury Resources, Inc.	BB	8.250%	02/15/2020	02/15/15 @ 104	7,804,615
1,000,000	Energy XXI Gulf Coast, Inc.	B+	7.750%	06/15/2019	06/15/15 @ 104	1,045,000
5,900,000	EP Energy, LLC / Everest Acquisition Finance, Inc.	B+	6.875%	05/01/2019	05/01/15 @ 103	6,298,250
9,600,000	Linn Energy, LLC / Linn Energy Finance Corp.	B	8.625%	04/15/2020	04/15/15 @ 104	9,696,000
350,000	Petrohawk Energy Corp.	BBB+	7.875%	06/01/2015	06/01/14 @ 100	357,037
2,500,000	Plains Exploration & Production Co.	BBB	7.625%	04/01/2020	04/01/15 @ 104	2,723,228
8,000,000	Plains Exploration & Production Co.	BBB	6.500%	11/15/2020	11/15/15 @ 105	8,525,680
3,500,000	Range Resources Corp.	BB	6.750%	08/01/2020	08/01/15 @ 103	3,788,750
						51,891,912

	Packaging & Containers - 2.3%
4,500,000	Ball Corp.(a)	BB+	6.750%	09/15/2020	03/15/15 @ 103	4,882,500
6,170,000	Sealed Air Corp.(b)	BB-	8.125%	09/15/2019	09/15/15 @ 104	6,879,550
						11,762,050

	Pharmaceuticals - 1.9%
3,900,000	Omnicare, Inc.	BB	7.750%	06/01/2020	06/01/15 @ 104	4,309,500
5,289,000	Valeant Pharmaceuticals International(b)	B	7.000%	10/01/2020	10/01/15 @ 104	5,579,895
						9,889,395

	Pipelines - 1.2%
900,000	Kinder Morgan Kansas, Inc.(a)	BB	5.150%	03/01/2015	N/A	946,242
3,930,000	MarkWest Energy Partners, LP / MarkWest Energy Finance Corp.	BB	6.750%	11/01/2020	11/01/15 @ 103	4,214,925
1,200,000	NGPL PipeCo, LLC(a) (b)	B	9.625%	06/01/2019	06/01/15 @ 107	1,242,000
						6,403,167

	Retail - 4.3%
3,500,000	AmeriGas Partners, LP / AmeriGas Finance Corp.	Ba3	6.250%	08/20/2019	08/20/15 @ 103	3,657,500
2,000,000	Asbury Automotive Group, Inc.	B+	8.375%	11/15/2020	11/15/15 @ 104	2,220,000
4,600,000	PVH Corp.	BB	7.375%	05/15/2020	05/15/15 @ 104	4,991,000
5,000,000	Rite Aid Corp.	B+	8.000%	08/15/2020	08/15/15 @ 104	5,568,750
5,475,000	Sally Holdings, LLC / Sally Capital, Inc.	BB+	6.875%	11/15/2019	11/15/15 @ 103	5,995,125
						22,432,375

	Shipbuilding - 0.9%
4,540,000	Huntington Ingalls Industries, Inc.	B+	6.875%	03/15/2018	03/15/15 @ 103	4,914,550

	Software - 0.7%
3,600,000	First Data Corp.(b)	B+	8.875%	08/15/2020	08/15/15 @ 104	3,906,000

	Storage & Warehousing - 0.2%
1,000,000	Mobile Mini, Inc.	B+	7.875%	12/01/2020	12/01/15 @ 104	1,095,000

	Telecommunications - 7.6%
3,600,000	Avaya, Inc.	CCC+	9.750%	11/01/2015	11/01/13 @ 100	3,582,000
8,175,000	CommScope, Inc. (b)	B	8.250%	01/15/2019	01/15/15 @ 104	8,951,625
2,000,000	Intelsat Jackson Holdings SA (Luxembourg)	B	7.250%	04/01/2019	04/01/15 @ 104	2,155,000
4,500,000	Level 3 Communications, Inc.	CCC+	11.875%	02/01/2019	02/01/15 @ 106	5,186,250
4,593,000	Level 3 Financing, Inc.	CCC+	9.375%	04/01/2019	04/01/15 @ 105	5,063,782
8,750,000	Level 3 Financing, Inc.	CCC+	8.125%	07/01/2019	07/01/15 @ 104	9,318,750
2,340,000	SBA Telecommunications, Inc.	BB-	8.250%	08/15/2019	08/15/14 @ 104	2,550,600
2,700,000	Windstream Corp.	B	7.750%	10/15/2020	10/15/15 @ 104	2,774,250
						39,582,257

	Trucking & Leasing - 0.1%
400,000	Maxim Crane Works, LP / Maxim Finance Corp.(b)	B	12.250%	04/15/2015	04/15/14 @ 100	419,000

	Total Corporate Bonds - 96.4%
	(Cost $501,444,010)					502,528,600

Number
of Shares	Description					Value
	Exchange Traded Fund - 0.9%
117,000	SPDR Barclays High Yield Bond ETF(a)					$ 4,641,390
	(Cost $4,652,053)

	Total Long-Term Investments - 97.3%
	(Cost $506,096,063)					507,169,990

	Investments of Collateral for Securities Loaned - 2.2%
11,250,860	BNY Mellon Securities Lending Overnight Fund, 0.0813%(c) (d)					11,250,860
	(Cost $11,250,860)

	Total Investments - 99.5%
	(Cost $517,346,923)					518,420,850
	Other Assets in excess of Liabilities - 0.5%					2,715,775
	Net Assets - 100.0%					$ 521,136,625

GmbH - Limited Liability
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporaion

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a) Security, or portion thereof, was on loan at August 31, 2013.
(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2013 these securities amounted to $91,909,106, which represents 17.6% of net assets.

(c) At August 31, 2013, the total market value of the Fund's securities on loan was $10,983,232 and the total market value of the collateral held by the Fund was $11,250,860.
(d) Interest rate shown reflects yield as of August 31, 2013.

BSJF | Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Country Breakdown	% of Corporate Bonds
United States	91.5%
Luxemburg	3.8%
Canada	3.4%
Germany	0.8%
France	0.5%
United Kingdom	0.0%*
Subject to change daily.

See previously submitted notes to financial statements for the period ended May 31, 2013.

* Amount is less than 0.1%

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$517,349,621	$4,774,102	$(3,702,873)	$1,071,229

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Fund’s valuation procedures.  The Fund did not have any Level 3 securities at August 31, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	502,529	$-	$502,529
Exchange Traded Fund	4,641	-	-	4,641
Investments of Collateral for Securities Loaned	11,251	-	-	11,251
Total	$15,892	$502,529	$-	$518,421

During the three months ended August 31, 2013, there were no transfers between levels.

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Portfolio of Investments
August 31, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 97.7%
	Airlines - 0.3%
$ 500,000	Air Canada (Canada)(a)	B-	12.000%	02/01/2016	02/01/14 @ 106	$ 542,500

	Auto Manufacturers - 4.2%
6,150,000	Chrysler Group, LLC / CG Co.-Issuer, Inc.	B	8.250%	06/15/2021	06/15/16 @ 104	6,780,375
1,500,000	Jaguar Land Rover Automotive PLC (United Kingdom)(a)	BB	8.125%	05/15/2021	05/15/16 @ 104	1,674,375
						8,454,750

	Banks - 1.0%
2,000,000	Ally Financial, Inc.	B+	3.125%	01/15/2016	N/A	2,001,716

	Beverages - 1.2%
2,200,000	Constellation Brands, Inc.	BB+	7.250%	09/01/2016	N/A	2,499,750

	Building Materials - 5.9%
3,300,000	Building Materials Corp.(a)	BB+	6.750%	05/01/2021	05/01/16 @ 103	3,506,250
2,300,000	Hanson Ltd. (United Kingdom)	Ba2	6.125%	08/15/2016	N/A	2,507,000
400,000	Lafarge SA (France)	BB+	6.500%	07/15/2016	N/A	439,000
500,000	Nortek, Inc.	B	8.500%	04/15/2021	04/05/16 @ 104	543,750
1,730,000	USG Corp.	B-	6.300%	11/15/2016	N/A	1,820,825
950,000	USG Corp.(a)	BB-	7.875%	03/30/2020	03/30/16 @ 104	1,042,625
1,786,000	Vulcan Materials Co.	BB	6.500%	12/01/2016	N/A	1,973,530
						11,832,980

	Chemicals - 0.5%
1,000,000	Ashland, Inc. (a)	BB	3.000%	03/15/2016	N/A	1,017,500

	Coal - 0.6%
1,100,000	Peabody Energy Corp.	BB	7.375%	11/01/2016	N/A	1,234,750

	Commercial Services - 2.9%
1,973,000	Hertz Corp.	B	7.375%	01/15/2021	01/15/16 @ 104	2,140,705
245,000	PHH Corp.	BB-	9.250%	03/01/2016	N/A	287,875
500,000	R.R. Donnelley & Sons	BB	8.600%	08/15/2016	N/A	580,000
2,500,000	United Rentals North America, Inc.	B+	8.250%	02/01/2021	02/01/16 @ 104	2,775,000
						5,783,580

	Computers - 0.5%
900,000	iGATE Corp.	B+	9.000%	05/01/2016	05/01/14 @ 105	974,250

	Cosmetics & Personal Care - 0.3%
500,000	Elizabeth Arden, Inc.	BB-	7.375%	03/15/2021	03/15/16 @ 104	536,250

	Distribution/Wholesale - 3.4%
2,400,000	Hd Supply, Inc.	CCC+	11.000%	04/15/2020	04/15/16 @ 106	2,880,000
3,300,000	Hd Supply, Inc.	CCC+	11.500%	07/15/2020	10/15/16 @ 106	3,918,750
						6,798,750

	Diversified Financial Services - 2.7%
1,900,000	E*TRADE Financial Corp.	B-	6.750%	06/01/2016	N/A	2,018,750
3,300,000	General Motors Financial Co., Inc. (a)	BB-	2.750%	05/15/2016	N/A	3,297,937
						5,316,687

	Electric - 3.2%
1,000,000	AES Corp.	BB-	9.750%	04/15/2016	N/A	1,170,000
1,100,000	DPL, Inc.	BB	6.500%	10/15/2016	09/15/16 @ 100	1,166,000
3,800,000	NRG Energy, Inc.	BB-	7.875%	05/15/2021	05/15/16 @ 104	4,104,000
						6,440,000

	Entertainment - 0.3%
600,000	Yonkers Racing Corp.(a)	B+	11.375%	07/15/2016	07/15/14 @ 103	635,625

	Food - 0.7%
1,350,000	Dean Foods Co.	B	7.000%	06/01/2016	N/A	1,485,000

	Forest Products & Paper - 0.3%
500,000	Stora Enso OYJ (Finland) (a)	BB	6.404%	04/15/2016	N/A	535,000

	Gas - 2.5%
4,450,000	Sabine Pass LNG, LP	BB+	7.500%	11/30/2016	N/A	4,922,813

	Health Care Services - 5.1%
3,350,000	HCA, Inc.	B-	6.500%	02/15/2016	N/A	3,643,125
1,500,000	Health Management Associates, Inc.	BB-	6.125%	04/15/2016	N/A	1,646,250
2,300,000	Health Management Associates, Inc.	B-	7.375%	01/15/2020	01/15/16 @ 104	2,581,750
1,100,000	Symbion, Inc.	B	8.000%	06/15/2016	06/15/14 @ 104	1,160,500
1,015,000	Universal Health Services, Inc.	BB+	7.125%	06/30/2016	N/A	1,134,263
						10,165,888

	Home Builders - 1.2%
1,300,000	D.R. Horton, Inc.	BB	6.500%	04/15/2016	N/A	1,413,750
750,000	Lennar Corp.	BB-	6.500%	04/15/2016	N/A	808,125
200,000	Standard Pacific Corp.	B+	10.750%	09/15/2016	N/A	238,500
						2,460,375

	Household Products & Housewares - 1.3%
1,400,000	American Achievement Corp. (a)	B-	10.875%	04/15/2016	10/15/14 @ 103	1,431,500
1,000,000	Prestige Brands, Inc.	B-	8.125%	02/01/2020	02/01/16 @ 104	1,105,000
						2,536,500

	Internet - 2.7%
2,970,000	Equinix, Inc.	BB	7.000%	07/15/2021	07/15/16 @ 104	3,196,462
1,900,000	Zayo Group LLC / Zayo Capital, Inc.	CCC+	10.125%	07/01/2020	07/01/16 @ 105	2,166,000
						5,362,462

	Iron & Steel - 1.4%
700,000	APERAM (Luxembourg)(a)	B+	7.375%	04/01/2016	10/01/14 @ 102	689,500
2,000,000	ArcelorMittal (Luxembourg)	BB+	4.250%	03/01/2016	N/A	2,045,000
						2,734,500

	Leisure Time - 1.2%
500,000	Good Sam Enterprises LLC	B-	11.500%	12/01/2016	12/01/13 @ 109	537,500
250,000	Icon Health & Fitness, Inc.(a)	CCC+	11.875%	10/15/2016	10/15/14 @ 106	203,750
1,500,000	Sabre Holdings Corp.	CCC+	8.350%	03/15/2016	N/A	1,638,750
						2,380,000

	Lodging - 3.6%
500,000	Boyd Gaming Corp.(b)	CCC+	7.125%	02/01/2016	N/A	505,781
575,000	CityCenter Holdings, LLC / CityCenter Finance Corp.	B	7.625%	01/15/2016	01/15/14 @ 104	610,219
850,000	MGM Resorts International(b)	B+	6.875%	04/01/2016	N/A	920,125
2,645,000	MGM Resorts International	B+	7.500%	06/01/2016	N/A	2,922,725
1,850,000	MGM Resorts International	B+	10.000%	11/01/2016	N/A	2,183,000
						7,141,850

	Machinery-Diversified - 1.6%
1,100,000	CNH America, LLC	BB+	7.250%	01/15/2016	N/A	1,204,500
1,905,000	CNH Capital LLC	BB	6.250%	11/01/2016	N/A	2,085,975
						3,290,475

	Media - 4.0%
2,557,000	AMC Networks, Inc.	BB-	7.750%	07/15/2021	07/15/16 @ 104	2,838,270
4,090,000	DISH DBS Corp.	BB-	7.125%	02/01/2016	N/A	4,478,550
600,000	New York Times Co.	BB-	6.625%	12/15/2016	N/A	664,500
						7,981,320

	Mining - 2.6%
4,500,000	FQM Akubra, Inc. (Canada)(a)	B+	8.750%	06/01/2020	06/01/16 @ 104	4,725,000
400,000	Kaiser Aluminum Corp.	BB-	8.250%	06/01/2020	06/01/16 @ 104	448,000
						5,173,000

	Miscellaneous Manufacturing - 1.4%
2,650,000	Bombardier, Inc. (Canada) (a)	BB	4.250%	01/15/2016	N/A	2,752,687

	Oil & Gas - 10.5%
1,000,000	Chaparral Energy, Inc.	B-	8.250%	09/01/2021	09/01/16 @ 104	1,047,500
1,800,000	Chesapeake Energy Corp.	BB-	3.250%	03/15/2016	03/15/14 @ 101	1,813,500
2,250,000	Concho Resources, Inc.	BB+	7.000%	01/15/2021	01/15/16 @ 104	2,480,625
1,500,000	Continental Resources, Inc.	BBB-	7.125%	04/01/2021	04/01/16 @ 104	1,650,000
1,500,000	Denbury Resources, Inc.	BB	6.375%	08/15/2021	08/15/16 @ 103	1,578,750
6,950,000	EP Energy, LLC / EP Energy Finance, Inc.	B	9.375%	05/01/2020	05/01/16 @ 105	7,679,750
600,000	Pbf Holding Co. LLC	BB+	8.250%	02/15/2020	02/15/16 @ 104	616,500
2,705,000	Plains Exploration & Production Co.	BBB	6.125%	06/15/2019	06/15/16 @ 103	2,857,705
1,000,000	Plains Exploration & Production Co.	BBB	6.625%	05/01/2021	05/01/16 @ 103	1,061,798
350,000	Quicksilver Resources, Inc.(b)	CCC-	7.125%	04/01/2016	04/01/14 @ 100	319,375
						21,105,503

	Oil & Gas Services - 0.5%
1,000,000	Cie Generale de Geophysique - Veritas (France)	BB-	6.500%	06/01/2021	06/01/16 @ 103	1,017,500

	Packaging & Containers - 4.6%
2,000,000	Berry Plastics Corp.	CCC+	9.750%	01/15/2021	01/15/16 @ 105	2,325,000
2,500,000	Crown Americas /Crown Americas Capital Corp. III	BB	6.250%	02/01/2021	02/01/16 @ 103	2,637,500
850,000	Owens-Brockway Glass Container, Inc.	BB	7.375%	05/15/2016	N/A	958,375
500,000	Packaging Dynamics Corp.(a)	B	8.750%	02/01/2016	02/01/14 @ 102	520,000
2,465,000	Sealed Air Corp.(a)	BB-	8.375%	09/15/2021	09/15/16 @ 104	2,800,856
						9,241,731

	Pharmaceuticals - 3.1%
650,000	Valeant Pharmaceuticals International(a)	B	6.500%	07/15/2016	07/15/14 @ 102	676,000
5,500,000	Valeant Pharmaceuticals International(a)	B	6.375%	10/15/2020	10/15/16 @ 103	5,616,875
						6,292,875

	Pipelines - 4.3%
3,000,000	Kinder Morgan Finance Co. ULC	BB	5.700%	01/05/2016	N/A	3,244,866
1,250,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp.	BB	6.500%	08/15/2021	02/15/16 @ 103	1,334,375
1,750,000	Regency Energy Partners LP / Regency Energy Finance Corp.	BB	6.500%	07/15/2021	07/15/16 @ 103	1,863,750
2,000,000	Targa Resources Partners LP / Targas Resources Finance Corp.	BB	6.875%	02/01/2021	02/01/16 @ 103	2,130,000
						8,572,991

	Real Estate - 1.7%
1,000,000	Realogy Corp.(a)	B-	3.375%	05/01/2016	N/A	997,500
1,550,000	Realogy Corp.(a)	BB-	7.625%	01/15/2020	01/15/16 @ 104	1,743,750
500,000	Realogy Corp.(a)	B-	9.000%	01/15/2020	01/15/16 @ 105	580,000
						3,321,250

	Real Estate Investment Trusts - 1.5%
1,500,000	Geo Group, Inc.	B+	6.625%	02/15/2021	02/15/16 @ 103	1,575,000
1,000,000	iStar Financial, Inc.	B+	3.875%	07/01/2016	04/01/16 @ 100	1,000,000
350,000	iStar Financial, Inc., Series 1	B+	5.875%	03/15/2016	N/A	368,375
						2,943,375

	Retail - 1.3%
1,800,000	AmeriGas Finance LLC / AmeriGas Finance Corp.	Ba2	6.750%	05/20/2020	05/20/16 @ 103	1,917,000
750,000	Toys "R" US, Inc.(a) (b)	B+	7.375%	09/01/2016	09/01/14 @ 102	761,250
						2,678,250

	Shipbuilding - 1.3%
2,400,000	Huntington Ingalls Industries, Inc.	B+	7.125%	03/15/2021	03/15/16 @ 104	2,604,000

	Software - 2.5%
5,074,000	First Data Corp.(b)	CCC+	11.250%	03/31/2016	N/A	5,086,685

	Telecommunications - 9.3%
350,000	Clearwire Communications, LLC / Clearwire Finance, Inc.(a)	BB+	14.750%	12/01/2016	N/A	479,500
3,300,000	Intelsat Jackson Holdings SA (Luxembourg)	B	7.500%	04/01/2021	04/01/16 @ 104	3,580,500
2,650,000	Level 3 Financing, Inc.	CCC+	8.625%	07/15/2020	01/15/16 @ 104	2,848,750
800,000	NII Capital Corp.(b)	CCC	10.000%	08/15/2016	08/15/14 @ 103	786,000
6,600,000	Sprint Nextel Corp.	BB-	6.000%	12/01/2016	N/A	7,012,500
2,750,000	UPCB Finance V Ltd. (Cayman Islands)(a)	BB	7.250%	11/15/2021	11/15/16 @ 104	2,983,750
1,000,000	Windstream Corp.	B	7.750%	10/01/2021	10/01/16 @ 104	1,027,500
						18,718,500

	Textiles - 0.0%***
100,000	Mohawk Industries, Inc.	BBB	6.375%	01/15/2016	N/A	109,790

	Transportation - 0.5%
1,000,000	CEVA Group PLC (United Kingdom)(a)	CCC-	11.625%	10/01/2016	10/01/14 @ 103	1,030,000

	Total Corporate Bonds - 97.7%
	(Cost $196,311,514)					195,713,408

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.9%
2,365,800	BNY Mellon Securities Lending Overnight Fund, 0.0813%(c) (d)					$1,750,800
	(Cost $1,750,800)

	Total Investments - 98.6%
	(Cost $198,062,314)					197,464,208
	Other Assets in excess of Liabilities - 1.4%					2,777,416
	Net Assets - 100.0%					$ 200,241,624

LLC - Limited Liability Company
LP - Limited Partnership
OYJ - Public Traded Company
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation
ULC - Unlimited Liability Corporation

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
***	Less than 0.1%.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2013 these securities amounted to $40,243,731, which represents 20.1% of net assets.

(b)	Security, or portion thereof, was on loan at August 31, 2013.
(c)	At August 31, 2013, the total market value of the Fund's securities on loan was $1,709,333 and the total market value of the collateral held by the Fund was $1,750,800.
(d)	Interest rate shown reflects yield as of August 31, 2013.

Country Breakdown	% of Corporate Bonds
United States	87.5%
Canada	4.1%
Luxemburg	3.2%
United Kingdom	2.7%
Cayman Islands	1.5%
France	0.7%
Finland	0.3%
Subject to change daily.

See previously submitted notes to financial statements for the period ended May 31, 2013.

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$198,062,314	$1,257,906	$(1,856,012)	$(598,106)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Fund’s valuation procedures.  The Fund did not have any Level 3 securities at August 31, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	195,713	$-	$195,713
Exchange Traded Fund	-	-	-	-
Investments of Collateral for Securities Loaned	1,751	-	-	1,751
Total	$1,751	$195,713	$-	$197,464

During the three months ended August 31, 2013, there were no transfers between levels.

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Portfolio of Investments
August 31, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 97.8%
	Corporate Bonds - 97.8%
	Advertising - 1.2%
$750,000	Lamar Media Corp.	BB-	5.875%	02/01/2022	02/01/17 @ 103	$ 759,375
300,000	Sitel, LLC / Sitel Finance Corp.(a)	B	11.000%	08/01/2017	08/01/14 @ 106	319,500
						1,078,875

	Aerospace & Defense - 1.0%
350,000	Kratos Defense & Security Solutions, Inc.	B	10.000%	06/01/2017	06/01/14 @ 105	379,750
500,000	Sequa Corp.(a)	CCC+	7.000%	12/15/2017	12/15/14 @ 104	502,500
						882,250

	Auto Manufacturers - 0.1%
75,000	Oshkosh Corp.	BB	8.250%	03/01/2017	03/01/14 @ 104	80,438

	Auto Parts & Equipment - 1.3%
800,000	Schaeffler Finance BV (Netherlands)(a)	B+	7.750%	02/15/2017	N/A	896,000
250,000	Titan International, Inc.	B+	7.875%	10/01/2017	10/01/14 @ 104	266,250
						1,162,250

	Banks - 9.9%
2,250,000	Ally Financial, Inc.	B+	5.500%	02/15/2017	N/A	2,381,078
1,400,000	Ally Financial, Inc.	B+	6.250%	12/01/2017	N/A	1,506,446
1,750,000	CIT Group, Inc.	BB-	5.000%	05/15/2017	N/A	1,824,375
2,000,000	CIT Group, Inc.	BB-	4.250%	08/15/2017	N/A	2,032,500
850,000	Synovus Financial Corp.	B+	5.125%	06/15/2017	N/A	867,000
						8,611,399

	Beverages - 1.8%
1,350,000	Constellation Brands, Inc.	BB+	7.250%	05/15/2017	N/A	1,549,125

	Building Materials - 2.3%
226,000	Ainsworth Lumber Co. Ltd. (Canada)(a)	B+	7.500%	12/15/2017	12/15/14 @ 104	239,560
750,000	Associated Materials, LLC/AMH New Finance, Inc.	B-	9.125%	11/01/2017	11/01/13 @ 107	808,125
250,000	Norbord Delaware GP I(a)	BB-	7.700%	02/15/2017	N/A	280,000
600,000	Vulcan Materials Co.	BB	6.400%	11/30/2017	N/A	657,000
						1,984,685

	Coal - 0.4%
350,000	CONSOL Energy, Inc.	BB	8.000%	04/01/2017	04/01/14 @ 104	371,000

	Commercial Services - 2.5%
250,000	Ashtead Capital, Inc.(a)	BB-	6.500%	07/15/2022	07/15/17 @ 103	265,625
500,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	B	4.875%	11/15/2017	05/15/15 @ 102	510,000
750,000	DynCorp International, Inc.	B-	10.375%	07/01/2017	07/01/14 @ 105	772,500
26,000	RR Donnelley & Sons Co.	BB	6.125%	01/15/2017	N/A	28,860
550,000	Service Corp. International	BB-	7.000%	06/15/2017	N/A	606,375
						2,183,360

	Computers - 0.3%
250,000	Unisys Corp.	BB-	6.250%	08/15/2017	N/A	265,000

	Diversified Financial Services - 5.8%
500,000	AerCap Aviation Solutions BV (Netherlands)	BB+	6.375%	05/30/2017	N/A	532,500
750,000	Aircastle Ltd. (Bermuda)	BB+	6.750%	04/15/2017	N/A	798,750
400,000	Credit Acceptance Corp.	BB	9.125%	02/01/2017	02/01/14 @ 105	429,000
750,000	E*TRADE Financial Corp.	B-	6.000%	11/15/2017	11/15/14 @ 103	780,000
100,000	Ford Motor Credit Co., LLC	BBB-	6.625%	08/15/2017	N/A	113,020
1,500,000	General Motors Financial Co., Inc.(a)	BB-	4.750%	08/15/2017	N/A	1,554,375
830,000	Nuveen Investments, Inc.(a)	CCC	9.125%	10/15/2017	10/15/14 @ 107	821,700
						5,029,345

	Electric - 2.7%
1,739,000	AES Corp.	BB-	8.000%	10/15/2017	N/A	2,008,545
82,000	Calpine Corp.(a)	BB-	7.250%	10/15/2017	10/15/14 @ 102	85,895
250,000	CMS Energy Corp.	BBB-	6.550%	07/17/2017	N/A	287,660
						2,382,100

	Electrical Components & Equipment - 1.1%
250,000	International Wire Group Holdings, Inc.(a)	B	8.500%	10/15/2017	10/15/15 @ 104	261,875
650,000	WireCo WorldGroup, Inc.	B-	9.500%	05/15/2017	05/15/14 @ 102	676,000
						937,875

	Food - 2.9%
850,000	Smithfield Foods, Inc.(b)	BB	7.750%	07/01/2017	N/A	960,500
1,500,000	Smithfield Foods, Inc.	BB	6.625%	08/15/2022	08/15/17 @ 013	1,541,250
						2,501,750

	Forest Products & Paper - 0.6%
250,000	Cascades, Inc. (Canada)	B	7.750%	12/15/2017	12/15/13 @ 104	262,812
250,000	Sappi Papier Holding GmbH (Austria)(a)	BB	7.750%	07/15/2017	04/15/17 @ 100	261,875
						524,687

	Hand & Machine Tools - 1.1%
925,000	Victor Technologies Group, Inc.	B-	9.000%	12/15/2017	12/15/13 @ 107	1,001,313

	Health Care Products - 0.3%
250,000	Accellent, Inc.	B+	8.375%	02/01/2017	02/01/14 @ 105	258,125

	Health Care Services - 3.2%
250,000	Capella Healthcare, Inc.	B	9.250%	07/01/2017	07/01/14 @ 105	267,187
750,000	Centene Corp.	BB	5.750%	06/01/2017	N/A	795,000
850,000	Fresenius Medical Care US Finance, Inc.	BB+	6.875%	07/15/2017	N/A	947,750
750,000	Health Net, Inc.	BB	6.375%	06/01/2017	N/A	791,250
						2,801,187

	Home Builders - 4.1%
700,000	D.R. Horton, Inc.	BB	4.750%	05/15/2017	N/A	721,000
575,000	KB Home	B	9.100%	09/15/2017	N/A	654,063
750,000	Lennar Corp., Series B	BB-	12.250%	06/01/2017	N/A	967,500
750,000	Lennar Corp.	BB-	4.750%	12/15/2017	09/15/17 @ 100	765,000
250,000	Lennar Corp.(a)	BB-	4.750%	11/15/2022	08/15/22 @ 100	230,625
250,000	Ryland Group	BB-	8.400%	05/15/2017	N/A	284,375
						3,622,563

	Iron & Steel - 6.0%
2,000,000	ArcelorMittal (Luxembourg)	BB+	5.000%	02/25/2017	N/A	2,055,000
1,050,000	Commercial Metals Co.	BB+	6.500%	07/15/2017	N/A	1,134,000
850,000	Ryerson, Inc./Joseph T. Ryerson & Son, Inc.(a)	CCC+	9.000%	10/15/2017	N/A	886,125
1,100,000	United States Steel Corp.(b)	BB-	6.050%	06/01/2017	N/A	1,152,250
						5,227,375

	Lodging - 3.7%
1,750,000	Caesars Entertainment Operating Co., Inc.	B-	11.250%	06/01/2017	06/01/14 @ 103	1,806,875
1,250,000	MGM Resorts International	B+	7.625%	01/15/2017	N/A	1,384,375
						3,191,250

	Machinery-Diversified - 2.7%
2,050,000	Case New Holland, Inc.	BB+	7.875%	12/01/2017	N/A	2,367,750

	Media - 3.9%
1,705,000	Cablevision Systems Corp.	B+	8.625%	09/15/2017	N/A	1,947,962
1,350,000	DISH DBS Corp.	BB-	4.625%	07/15/2017	N/A	1,373,625
75,000	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.	B-	8.875%	04/15/2017	04/15/14 @ 104	81,188
						3,402,775

	Metal Fabricate & Hardware - 0.4%
350,000	Mueller Water Products, Inc.	B	7.375%	06/01/2017	06/01/14 @ 101	360,063

	Miscellaneous Manufacturing - 1.8%
250,000	Polypore International, Inc.	B+	7.500%	11/15/2017	11/15/13 @ 106	266,250
1,200,000	SPX Corp.	BB+	6.875%	09/01/2017	N/A	1,335,000
						1,601,250

	Oil & Gas - 7.9%
1,250,000	Chesapeake Energy Corp.(b)	BB-	6.500%	08/15/2017	N/A	1,381,250
1,000,000	Cimarex Energy Co.	BB+	5.875%	05/01/2022	05/01/17 @ 103	1,020,000
350,000	Comstock Resources, Inc.	B-	8.375%	10/15/2017	10/15/14 @ 102	367,500
350,000	Hercules Offshore, Inc.(a)	BB-	7.125%	04/01/2017	04/01/14 @ 105	372,750
1,500,000	SandRidge Energy, Inc.	B-	8.125%	10/15/2022	04/15/17 @ 104	1,515,000
100,000	Stone Energy Corp.	B-	8.625%	02/01/2017	02/01/14 @ 104	106,500
300,000	Sunoco, Inc.	BBB-	5.750%	01/15/2017	N/A	321,879
100,000	Swift Energy Co.	B+	7.125%	06/01/2017	06/01/14 @ 101	102,500
750,000	Tesoro Corp.	BB+	4.250%	10/01/2017	09/01/17 @ 100	763,125
850,000	WPX Energy, Inc.	BB+	5.250%	01/15/2017	N/A	905,250
						6,855,754

	Packaging & Containers - 0.6%
500,000	Pactiv LLC	CCC+	8.125%	06/15/2017	N/A	510,000

	Pharmaceuticals - 0.4%
350,000	Valeant Pharmaceuticals International(a)	B	6.750%	10/01/2017	10/01/14 @ 103	374,063

	Pipelines - 4.3%
1,325,000	Access Midstream Partners, LP/ACMP Finance Corp.	BB	6.125%	07/15/2022	01/15/17 @ 103	1,368,063
1,250,000	El Paso LLC	BB	7.000%	06/15/2017	N/A	1,399,061
1,000,000	NGPL Pipeco LLC(a)	B	7.119%	12/15/2017	N/A	970,000
						3,737,124

	Real Estate - 0.6%
500,000	Toys "R" US Property Co. II, LLC	B+	8.500%	12/01/2017	12/01/13 @ 104	528,750

	Real Estate Investment Trusts - 0.8%
610,000	iStar Financial, Inc.	B3	9.000%	06/01/2017	N/A	693,875

	Retail - 6.2%
102,000	Bon-Ton Department Stores, Inc.	B-	10.625%	07/15/2017	10/15/13 @ 100	102,510
600,000	Ferrellgas, LP/Ferrellgas Finance Corp.	B	9.125%	10/01/2017	10/01/14 @ 102	631,500
862,000	L Brands, Inc.	BB-	6.900%	07/15/2017	N/A	969,750
750,000	Logan's Roadhouse, Inc.(b)	B-	10.750%	10/15/2017	10/15/14 @ 105	694,687
1,250,000	Sally Holdings, LLC/Sally Capital, Inc.	BB+	5.750%	06/01/2022	06/01/17 @ 103	1,257,812
500,000	Sonic Automotive, Inc.	BB-	7.000%	07/15/2022	07/15/17 @ 104	543,125
850,000	Tops Holding Corp./Tops Markets LLC(a)	B	8.875%	12/15/2017	06/15/15 @ 104	943,500
250,000	Toys "R" US, Inc.	CCC+	10.375%	08/15/2017	02/15/15 @ 105	246,563
						5,389,447

	Semiconductors - 0.9%
750,000	Advanced Micro Devices, Inc.(b)	B	8.125%	12/15/2017	12/15/13 @ 104	781,875

	Software - 0.3%
250,000	Aspect Software, Inc.	CCC+	10.625%	05/15/2017	05/15/14 @ 105	251,875

	Telecommunications - 11.9%
170,000	CenturyLink, Inc., Series N	BB	6.000%	04/01/2017	N/A	182,750
70,000	Cincinnati Bell, Inc.	B	8.250%	10/15/2017	10/15/14 @ 102	73,447
1,000,000	Frontier Communications Corp.	BB-	8.250%	04/15/2017	N/A	1,135,000
250,000	Inmarsat Finance PLC (United Kingdom)(a)	BB+	7.375%	12/01/2017	12/01/13 @ 104	261,250
1,750,000	Sprint Communications, Inc.	BB-	9.125%	03/01/2017	N/A	2,016,875
1,750,000	Sprint Communications, Inc.	BB-	8.375%	08/15/2017	N/A	1,973,125
300,000	Telesat Canada/Telesat, LLC (Canada)(a)	B-	6.000%	05/15/2017	05/15/14 @ 103	312,375
2,500,000	Wind Acquisition Finance SA (Luxembourg)(a)	B	11.750%	07/15/2017	07/15/14 @ 103	2,625,000
1,600,000	Windstream Corp.	B	7.875%	11/01/2017	N/A	1,784,000
						10,363,822

	Transportation - 2.8%
650,000	CEVA Group PLC (United Kingdom)(a)	CCC+	8.375%	12/01/2017	12/01/13 @ 106	651,625
750,000	Florida East Coast Railway Corp.	B-	8.125%	02/01/2017	02/01/14 @ 104	795,000
500,000	Hapag-Lloyd AG (Germany)(a)(b)	B-	9.750%	10/15/2017	10/15/14 @ 105	528,750
400,000	Marquette Transportation Co./Marquette Transportation Finance Corp.	B-	10.875%	01/15/2017	01/15/14 @ 105	428,000
						2,403,375

	Total Corporate Bonds - 97.8%
	(Cost $85,907,376)					85,267,750

Number of
Shares	Description					Value
	Investments of Collateral for Securities Loaned - 1.8%
1,596,490	BNY Mellon Securities Lending Overnight Fund, 0.0813%(c) (d)					1,596,490
	(Cost $1,596,490)

	Total Investments - 99.6%
	(Cost $87,503,866)					86,864,240
	Other Assets in excess of Liabilities - 0.4%					349,902
	Net Assets - 100.0%					$ 87,214,142

AG - Stock Corporation
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation
GmbH - Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2013 these securities amounted to $13,644,968, which represents 15.7% of net assets.

(b) Security, or portion thereof, was on loan at August 31, 2013.
(c) At August 31, 2013, the total market value of the Fund's securities on loan was $1,562,017 and the total market value of the collateral held by the Fund was $1,596,490.
(d) Interest rate shown reflects yield as of August 31, 2013.

See previously submitted notes to financial statements for the period ended May 31, 2013.

Country Breakdown	% of Corporate Bonds
United States	88.9%
Luxembourg	5.5%
Netherlands	1.7%
United Kingdom	1.1%
Canada	1.0%
Bermuda	0.9%
Germany	0.6%
Austria	0.3%
Subject to change daily.

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$87,503,958	$376,911	$(1,016,629)	$(639,718)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi)
information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value value estimates for Level 3 securities are determined in accordance with the Fund's valuation procedures. The
Fund did not have any Level 3 securities at August 31, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$85,268	$-	$85,268
Investments of Collateral for Securities Loaned	1,596	-	-	1,596
Total	$1,596	$85,268	$-	$86,864

During the three months ended August 31, 2013, there were no transfers between levels.

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Portfolio of Investments
August 31, 2013 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 97.3%
	Corporate Bonds - 97.1%
	Advertising - 1.0%
$1,000,000	inVentiv Health, Inc.(a)	B	9.000%	01/15/2018	01/15/16 @ 105	$1,025,000

	Airlines - 0.6%
600,000	United Continental Holdings, Inc.	B	6.375%	06/01/2018	N/A	607,500

	Apparel - 0.5%
500,000	Quiksilver, Inc. / QS Wholesale, Inc.(a)	CCC+	7.875%	08/01/2018	02/01/16 @ 104	518,125

	Auto Parts & Equipment - 1.1%
500,000	Accuride Corp.	B-	9.500%	08/01/2018	08/01/14 @ 105	517,500
550,000	Meritor, Inc.	B-	10.625%	03/15/2018	03/15/14 @ 105	599,500
36,000	Tomkins, LLC / Tomkins, Inc.	BB-	9.000%	10/01/2018	10/01/14 @ 105	39,330
						1,156,330

	Banks - 3.6%
859,000	Ally Financial, Inc.	B-	8.000%	12/31/2018	N/A	981,408
1,900,000	CIT Group, Inc.	BB-	5.250%	03/15/2018	N/A	1,971,250
750,000	CIT Group, Inc.(a)	BB-	6.625%	04/01/2018	N/A	813,750
						3,766,408

	Building Materials - 3.6%
750,000	Griffon Corp.	BB-	7.125%	04/01/2018	04/01/14 @ 105	799,688
500,000	Interline Brands, Inc.	B	7.500%	11/15/2018	11/15/13 @ 106	527,500
1,104,000	Ply Gem Industries, Inc.	B	8.250%	02/15/2018	02/15/14 @ 106	1,186,800
600,000	USG Corp.	B-	9.750%	01/15/2018	N/A	694,500
525,000	Vulcan Materials Co.	BB	7.000%	06/15/2018	N/A	590,625
						3,799,113

	Chemicals - 3.4%
1,000,000	Ashland, Inc.(a)	BB	3.875%	04/15/2018	03/15/18 @ 100	990,000
400,000	Ferro Corp.	B	7.875%	08/15/2018	08/15/14 @ 104	425,000
1,100,000	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC	CCC+	8.875%	02/01/2018	02/01/14 @ 104	1,130,250
1,000,000	INEOS Group Holdings SA (Luxembourg)(a)	B-	6.125%	08/15/2018	05/15/15 @ 103	970,000
						3,515,250

	Coal - 1.9%
2,000,000	Peabody Energy Corp.	BB	6.000%	11/15/2018	N/A	2,000,000

	Commercial Services - 2.0%
300,000	Hertz Corp.(a)	B	4.250%	04/01/2018	N/A	295,500
421,000	RR Donnelley & Sons Co.	BB	7.250%	05/15/2018	N/A	468,363
380,000	Service Corp. International	BB-	7.625%	10/01/2018	N/A	433,675
750,000	Speedy Cash Intermediate Holdings Corp.(a)	B	10.750%	05/15/2018	05/15/15 @ 105	795,000
100,000	United Rentals North America, Inc.	BB	5.750%	07/15/2018	07/15/15 @ 103	107,250
						2,099,788

	Computers - 1.0%
1,000,000	SunGard Data Systems, Inc.	B	7.375%	11/15/2018	11/15/13 @ 106	1,067,500

	Diversified Financial Services - 2.4%
1,000,000	General Motors Financial Co., Inc.(a)	BB-	3.250%	05/15/2018	N/A	962,500
500,000	General Motors Financial Co., Inc.	BB-	6.750%	06/01/2018	N/A	559,375
500,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.	B+	6.500%	08/01/2018	08/01/15 @ 103	507,500
500,000	Oxford Finance, LLC / Oxford Finance Co.-Issuer, Inc.(a)	B	7.250%	01/15/2018	01/15/15 @ 104	513,750
						2,543,125

	Electric - 3.1%
250,000	CMS Energy Corp.	BBB-	5.050%	02/15/2018	N/A	275,520
800,000	Ipalco Enterprises, Inc.	BB+	5.000%	05/01/2018	04/01/18 @ 100	826,000
1,950,000	NRG Energy, Inc.	BB-	7.625%	01/15/2018	N/A	2,169,375
						3,270,895

	Entertainment - 1.2%
500,000	Diamond Resorts Corp.	B-	12.000%	08/15/2018	08/15/14 @ 106	557,500
500,000	Peninsula Gaming, LLC / Peninsula Gaming Corp.(a)	CCC+	8.375%	02/15/2018	08/15/14 @ 106	540,000
120,000	WMG Acquisition Corp.	B	11.500%	10/01/2018	10/01/14 @ 109	138,900
						1,236,400

	Environmental Control - 1.0%
250,000	Darling International, Inc.	BB+	8.500%	12/15/2018	12/15/14 @ 104	276,250
500,000	EnergySolutions, Inc. / EnergySolutions, LLC	B	10.750%	08/15/2018	08/15/14 @ 105	542,500
250,000	Nuverra Environmental Solutions, Inc.	B	9.875%	04/15/2018	04/15/15 @ 105	248,750
						1,067,500

	Food - 1.3%
500,000	Michael Foods Holding, Inc.(a)	CCC+	8.500%	07/15/2018	07/15/14 @ 103	517,500
750,000	Pilgrim's Pride Corp.	BB-	7.875%	12/15/2018	12/15/14 @ 104	813,750
						1,331,250

	Health Care Products - 4.0%
555,000	Alere, Inc.	B-	7.250%	07/01/2018	12/15/15 @ 104	602,175
500,000	Alere, Inc.	CCC+	8.625%	10/01/2018	10/01/14 @ 104	540,625
220,000	Hanger, Inc.	B	7.125%	11/15/2018	11/15/14 @ 104	235,675
2,500,000	Kinetics Concept, Inc. / KCI USA, Inc.	B-	10.500%	11/01/2018	11/01/15 @ 105	2,768,750
						4,147,225

	Health Care Services - 6.8%
2,300,000	CHS / Community Health System, Inc.	BB	5.125%	08/15/2018	08/15/15 @ 103	2,357,500
300,000	DaVita HealthCare Partners, Inc.	B	6.375%	11/01/2018	11/01/14 @ 103	315,750
600,000	Fresenius Medical Care US Finance, Inc.(a)	BB+	6.500%	09/15/2018	N/A	657,000
850,000	HCA, Inc.	B-	8.000%	10/01/2018	N/A	960,500
1,350,000	Tenet Healthcare Corp.	B+	6.250%	11/01/2018	N/A	1,431,000
1,350,000	Vanguard Health Holding Co. II, LLC / Vanguard Holding Co. II, Inc.	B-	8.000%	02/01/2018	02/01/14 @ 104	1,432,687
						7,154,437

	Home Builders - 3.8%
500,000	Beazer Homes USA, Inc.	B	6.625%	04/15/2018	07/15/15 @ 103	529,375
500,000	Beazer Homes USA, Inc.	CCC	9.125%	06/15/2018	06/15/14 @ 105	530,000
550,000	D.R. Horton, Inc.	BB	3.625%	02/15/2018	11/15/17 @ 100	535,562
468,000	KB Home	B	7.250%	06/15/2018	N/A	498,420
300,000	Lennar Corp.	BB-	6.950%	06/01/2018	N/A	327,000
500,000	Lennar Corp.(a)	BB-	4.125%	12/01/2018	10/01/18 @ 100	477,500
1,000,000	Standard Pacific Corp.	B+	8.375%	05/15/2018	N/A	1,135,000
						4,032,857

	Household Products & Housewares - 3.0%
470,000	Armored Autogroup, Inc.	CCC	9.250%	11/01/2018	11/01/14 @ 105	413,600
1,100,000	Central Garden and Pet Co.	CCC+	8.250%	03/01/2018	03/01/14 @ 104	1,072,500
1,595,000	Reynolds Group Issuer, Inc.	CCC+	8.500%	05/15/2018	05/15/14 @ 104	1,658,800
						3,144,900

	Insurance - 0.9%
850,000	HUB International Ltd. (Canada)(a)	CCC+	8.125%	10/15/2018	10/15/14 @ 104	939,250

	Iron & Steel - 5.1%
500,000	AK Steel Corp.	BB-	8.750%	12/01/2018	12/01/15 @ 104	530,000
750,000	APERAM (Luxembourg)(a)	B+	7.750%	04/01/2018	04/01/15 @ 104	725,625
2,250,000	ArcelorMittal (Luxembourg)	BB+	6.125%	06/01/2018	N/A	2,325,937
800,000	Commercial Metals Co.	BB+	7.350%	08/15/2018	N/A	876,000
850,000	United States Steel Corp.(b)	BB-	7.000%	02/01/2018	N/A	901,000
						5,358,562

	Lodging - 2.0%
850,000	Boyd Gaming Corp.(b)	CCC+	9.125%	12/01/2018	12/01/14 @ 105	930,750
400,000	Marina District Finance Co., Inc.(b)	B+	9.875%	08/15/2018	08/15/14 @ 105	433,000
600,000	MGM Resorts International	B+	11.375%	03/01/2018	N/A	753,000
						2,116,750

	Machinery-Diversified - 0.9%
1,000,000	CNH Capital, LLC	BB	3.625%	04/15/2018	N/A	985,000

	Media - 5.3%
850,000	Cablevision Systems Corp.	B+	7.750%	04/15/2018	N/A	937,125
500,000	CSC Holdings, LLC	BB+	7.875%	02/15/2018	N/A	570,000
600,000	CSC Holdings, LLC	BB+	7.625%	07/15/2018	N/A	685,500
400,000	Gannett Co., Inc.	BB	7.125%	09/01/2018	09/01/14 @ 104	429,000
550,000	Nara Cable Funding Ltd. (Ireland)(a)	B+	8.875%	12/01/2018	12/01/13 @ 109	565,125
1,900,000	Nara Cable Funding Ltd. (Ireland)(a)	B+	8.875%	12/01/2018	12/01/13 @ 109	1,980,750
300,000	Sinclair Television Group, Inc.	B	8.375%	10/15/2018	10/15/14 @ 104	329,250
100,000	XM Satellite Radio, Inc.(a)	BB	7.625%	11/01/2018	11/01/14 @ 104	109,250
						5,606,000

	Metal Fabricate & Hardware - 2.9%
1,050,000	Atkore International, Inc.	B	9.875%	01/01/2018	01/01/14 @ 107	1,141,875
900,000	JMC Steel Group, Inc.(a)	B-	8.250%	03/15/2018	03/15/14 @ 106	882,000
1,000,000	Severstal Columbus, LLC	B	10.250%	02/15/2018	02/15/14 @ 105	1,065,000
						3,088,875

	Mining - 0.9%
893,000	Aleris International, Inc.	B	7.625%	02/15/2018	02/15/14 @ 106	936,534

	Miscellaneous Manufacturing - 1.7%
650,000	Amsted Industries, Inc.(a)	BB-	8.125%	03/15/2018	03/15/14 @ 104	689,000
1,000,000	Bombardier, Inc. (Canada)(a)	BB	7.500%	03/15/2018	N/A	1,110,000
						1,799,000

	Oil & Gas - 4.8%
350,000	Carrizo Oil & Gas, Inc.	B-	8.625%	10/15/2018	10/15/14 @ 104	382,375
1,182,000	Chesapeake Energy Corp.	BB-	7.250%	12/15/2018	N/A	1,344,525
1,000,000	EPL Oil & Gas, Inc.	B-	8.250%	02/15/2018	02/15/15 @ 104	1,057,500
1,000,000	EXCO Resources, Inc.	CCC+	7.500%	09/15/2018	09/15/14 @ 104	985,000
600,000	Newfield Exploration Co.	BB+	7.125%	05/15/2018	05/15/14 @ 102	624,750
500,000	Parker Drilling Co.	B+	9.125%	04/01/2018	04/01/14 @ 105	535,000
100,000	Whiting Petroleum Corp.	BB+	6.500%	10/01/2018	10/01/14 @ 103	105,750
						5,034,900

	Oil & Gas Services - 0.8%
400,000	Exterran Holdings, Inc.	BB	7.250%	12/01/2018	12/01/13 @ 105	426,000
350,000	FTS International Services, LLC / FTS International Bonds, Inc.(a)	B+	8.125%	11/15/2018	11/15/14 @ 104	375,375
						801,375

	Packaging & Containers - 0.6%
75,000	Berry Plastics Corp.	CCC+	9.500%	05/15/2018	05/15/14 @ 105	81,844
500,000	Owens-Illinois, Inc.	BB-	7.800%	05/15/2018	N/A	572,500
						654,344

	Pharmaceuticals - 3.1%
100,000	Grifols, Inc.	B+	8.250%	02/01/2018	02/01/14 @ 106	108,750
100,000	Valeant Pharmaceuticals International(a)	B	6.875%	12/01/2018	12/01/14 @ 103	106,500
2,500,000	VPII Escrow Corp. (Canada)(a)	B	6.750%	08/15/2018	08/15/15 @ 105	2,659,375
300,000	Warner Chilcott Co., LLC / Warner Chilcott Finance, LLC (Puerto Rico)	BB	7.750%	09/15/2018	09/15/14 @ 104	329,250
						3,203,875

	Pipelines - 4.0%
700,000	El Paso, LLC	BB	7.250%	06/01/2018	N/A	793,435
1,100,000	Kinder Morgan Finance Co., LLC(a)	BB	6.000%	01/15/2018	N/A	1,198,290
1,000,000	Niska Gas Storage US, LLC / Niska Gas Storage Canada ULC	B+	8.875%	03/15/2018	03/15/14 @ 104	1,047,500
500,000	NuStar Logistics, LP	BB+	8.150%	04/15/2018	N/A	559,690
300,000	Penn Virginia Resource Partners, LP / Penn Virginia Resource Finance Corp.	B-	8.250%	04/15/2018	04/15/14 @ 104	312,000
250,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.	BB	7.875%	10/15/2018	10/15/14 @ 104	271,875
						4,182,790

	Real Estate Investment Trusts - 1.1%
250,000	iStar Financial, Inc.	B+	7.125%	02/15/2018	N/A	270,000
500,000	iStar Financial, Inc.	B+	4.875%	07/01/2018	07/01/16 @ 102	486,250
324,000	Sabra Health Care, LP / Sabra Capital Corp.	BB-	8.125%	11/01/2018	11/01/14 @ 104	350,730
						1,106,980

	Retail - 4.0%
550,000	AutoNation, Inc.	BB+	6.750%	04/15/2018	N/A	621,500
100,000	DineEquity, Inc.	B-	9.500%	10/30/2018	10/30/14 @ 105	111,750
100,000	JC Penney Corp., Inc.	CCC-	5.750%	02/15/2018	N/A	78,750
500,000	Landry's Holdings II, Inc.(a)	CCC+	10.250%	01/01/2018	01/01/15 @ 104	531,250
75,000	Michaels Stores, Inc.	B	7.750%	11/01/2018	11/01/14 @ 104	81,094
1,000,000	New Academy Finance Co., LLC / New Academy Finance Corp.(a)	CCC+	8.000%	06/15/2018	12/15/13 @ 102	1,032,500
875,000	Suburban Propane Partners, LP / Suburban Energy Finance Corp.	BB-	7.500%	10/01/2018	10/01/14 @ 104	942,812
900,000	Toys "R" Us, Inc.	CCC+	7.375%	10/15/2018	N/A	798,750
						4,198,406

	Semiconductors - 1.5%
500,000	Amkor Technologies, Inc.(b)	BB	7.375%	05/01/2018	05/01/14 @ 104	528,750
34,000	Freescale Semiconductor, Inc.(a)	B	10.125%	03/15/2018	03/15/14 @ 105	36,890
1,000,000	NXP BV / NXP Funding, LLC (Netherlands)(a)	B+	3.750%	06/01/2018	N/A	971,250
						1,536,890

	Software - 3.6%
1,100,000	Audatex North America, Inc.	BB-	6.750%	06/15/2018	06/15/14 @ 103	1,174,250
1,300,000	IMS Health, Inc.(a)	B	12.500%	03/01/2018	03/01/15 @ 106	1,540,500
900,000	Infor US, Inc.	B-	11.500%	07/15/2018	07/15/15 @ 106	1,048,500
						3,763,250

	Telecommunications - 8.5%
850,000	Cincinnati Bell, Inc.	CCC+	8.750%	03/15/2018	03/15/14 @ 104	886,125
825,000	Frontier Communications Corp.	BB-	8.125%	10/01/2018	N/A	911,625
100,000	Level 3 Financing, Inc.	CCC+	10.000%	02/01/2018	02/01/14 @ 105	107,875
100,000	PAETEC Holding Corp.	BB+	9.875%	12/01/2018	12/01/14 @ 105	111,750
3,350,000	Sprint Communications, Inc.(a)	BB+	9.000%	11/15/2018	N/A	3,919,500
500,000	West Corp.	B+	8.625%	10/01/2018	10/01/14 @ 104	543,750
750,000	Wind Acquisition Finance SA (Luxembourg)(a)	BB-	7.250%	02/15/2018	11/15/13 @ 105	765,000
1,650,000	Wind Acquisition Finance SA (Luxembourg)(a)	BB-	7.250%	02/15/2018	11/15/14 @ 104	1,691,250
						8,936,875

	Transportation - 0.1%
96,000	Quality Distribution, LLC / QD Capital Corp.	B-	9.875%	11/01/2018	11/01/14 @ 105	105,120

	Total Corporate Bonds - 97.1%
	(Cost $101,853,682)					101,838,379

Number
of Shares	Description					Value
	Common Stock - 0.1%
90	CEVA Group(c) (d) (e)					65,040
	(Cost $120,716)

	Preferred Stock - 0.1%
194	CEVA Group(c) (d) (e)	NR				140,795
	(Cost $261,320)

	Total Long-Term Investments - 97.3%
	(Cost $102,235,718)					102,044,214

	Investments of Collateral for Securities Loaned - 1.4%
1,444,475	BNY Mellon Securities Lending Overnight Fund, 0.0813%(f) (g)					1,444,475
	(Cost $1,444,475)

	Total Investments - 98.7%
	(Cost $103,680,193)					103,488,689
	Other Assets in excess of Liabilities - 1.3%					1,394,950
	Net Assets - 100.0%					$ 104,883,639

BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
SA - Corporation
ULC - Unlimited Liability Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2013 these securities amounted to $30,904,305, which represents 29.5% of net assets.

(b)	Security, or portion thereof, was on loan at August 31, 2013.
(c)
Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $205,835 which represents 0.2% of net assets.

(d)	Non-income producing security.
(e)	Illiquid Security.
(f)	At August 31, 2013, the total market value of the Fund's securities on loan was $1,407,851 and the total market value of the collateral held by the Fund was $1,444,475.
(g)	Interest rate shown reflects yield as of August 31, 2013.

See previously submitted notes to financial statements for the period ended May 31, 2013.

Country Breakdown	% of Long-Term Investments
United States	87.9%
Luxembourg	6.3%
Ireland	2.5%
Canada	2.0%
Netherlands	1.0%
Puerto Rico	0.3%
Subject to change daily.

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$103,689,187	$982,773	$(1,183,271)	$(200,498)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust’s valuation procedures. The Fund did not have any Level 3 securities at August 31, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$101,838	$-	$101,838
Common Stocks	-	65	-	65
Preferred Stocks	-	141	-	141
Investments of Collateral for Securities Loaned	1,445	-	-	1,445
Total	$1,445	$102,044	$-	$103,489

During the three months ended August 31, 2013, there were no transfers between levels.

GIY Guggenheim Enhanced Core Bond ETF
Portfolio of Investments
August 31, 2013 (unaudited)

Principal
Amount	Description	Rating*	Coupon	Maturity	Value
	Long-Term Investments - 98.6%
	Corporate Bonds - 19.9%
	Banks - 6.6%
$40,000	Bank of America Corp.	A-	7.625%	06/01/2019	$ 48,203
50,000	Citigroup, Inc.	A-	8.125%	07/15/2039	69,042
50,000	City National Corp.	BBB+	5.250%	09/15/2020	53,482
50,000	Goldman Sachs Group, Inc., Series GMTN	A-	5.375%	03/15/2020	54,472
40,000	JPMorgan Chase & Co.	A	4.750%	03/01/2015	42,231
50,000	Morgan Stanley, Series GMTN	A-	7.300%	05/13/2019	59,260
					326,690

	Biotechnology - 1.0%
40,000	Biogen IDEC, Inc.	A-	6.875%	03/01/2018	47,011

	Building Materials - 0.2%
9,000	Owens Corning	BBB-	6.500%	12/01/2016	10,053

	Diversified Financial Services - 0.8%
40,000	American Express Co.	BBB+	7.250%	05/20/2014	41,900

	Electric - 1.1%
50,000	Constellation Energy Group, Inc.	BBB-	4.550%	06/15/2015	52,956

	Insurance - 5.5%
50,000	ACE INA Holdings, Inc.	A	2.600%	11/23/2015	51,874
40,000	American Financial Group, Inc.	BBB+	9.875%	06/15/2019	51,647
50,000	Axis Specialty Finance, LLC	A-	5.875%	06/01/2020	55,101
50,000	Chubb Corp.	A+	5.750%	05/15/2018	57,795
50,000	PartnerRe Finance, LLC	A-	6.875%	06/01/2018	58,011
					274,428

	Media - 2.1%
40,000	CBS Corp.	BBB	8.875%	05/15/2019	50,885
50,000	Time Warner, Inc.	BBB	4.750%	03/29/2021	53,354
					104,239

	Oil & Gas - 1.0%
40,000	EQT Corp.	BBB	8.125%	06/01/2019	48,149

	Pipelines - 1.2%
50,000	Oneok, Inc.	BBB	5.200%	06/15/2015	53,143
6,000	Williams Cos., Inc.	BBB-	8.750%	03/15/2032	7,472
					60,615

	Retail - 0.4%
19,000	Macy's Retail Holdings, Inc.	BBB	7.875%	07/15/2015	21,331

	Total Corporate Bonds - 19.9%
	(Cost $941,037)				987,372

	Mortgage Backed Securities - 44.6%
346,155	Freddie Mac	NR	5.500%	01/01/2039	372,778
952,706	Freddie Mac	NR	4.500%	11/01/2039	1,002,839
872,004	Freddie Mac	NR	3.000%	11/01/2042	835,453
	(Cost $2,249,894)				2,211,070

	US Government Agency Securities - 9.1%
5,000	Federal Home Loan Banks	AA+	3.125%	12/13/2013	5,043
400,000	Freddie Mac	AA+	5.250%	04/18/2016	447,347
	(Cost $441,335)				452,390

	US Treasury Securities - 25.0%
200,000	U.S. Treasury Bill(a)	NR	0.000%	09/19/2013	199,999
500,000	U.S. Treasury Bill(a)	NR	0.000%	09/26/2013	499,995
600,000	U.S. Treasury Note/Bond	NR	3.125%	11/15/2041	542,531
	(Cost $1,333,481)				1,242,525

	Total Long-Term Investments - 98.6%
	(Cost $4,965,747)				4,893,357

Number
of Shares	Description				Value
	Money Market - 0.7%
32,527	Dreyfus Treas Prime Cash Management Institutional Shares			12/31/2049	32,527
	(Cost $32,527)

	Total Investments - 99.3%
	(Cost $4,998,274)				4,925,884
	Other Assets in excess of Liabilities - 0.7%				34,359
	Net Assets - 100.0%				$ 4,960,243

LLC - Limited Liability Company
NR - Not Rated

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited.  Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aa+.   The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

(a)	Zero coupon bond.

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

See previously submitted notes to financial statements for the period ended May 31, 2013.

Country Breakdown	% of Long-Term Investments
United States	100.0%
Subject to change daily.

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$4,998,274	$81,238	$(153,628)	$(72,390)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust’s valuation procedures. The Fund did not have any Level 3 securities at August 31, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Fund's investments carried by caption and by level withing the fair value hierarchy as of August 31, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$987	$-	$987
Mortgage Backed Securities	-	2,211	-	2,211
U.S. Government Agency Securities	-	452	-	452
U.S. Treasury Securities	-	1,243	-	1,243
Money Market Fund	33	-	-	33
Total	$33	$4,893	$-	$4,926

During the three months ended August 31, 2013, there were no transfers between levels.

GSY Guggenheim Enhanced Short Duration ETF
Portfolio of Investments
August 31, 2013 (unaudited)
					Optional
Principal					Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 17.3%
	Auto Manufacturers - 1.0%
$4,225,000	Daimler Finance North America, LLC(a)	A-	1.300%	07/31/2015	N/A	$4,243,370

	Banking - 2.4%
1,500,000	Barclays Bank PLC (United Kingdom)(b)	A	1.308%	01/13/2014	N/A	1,505,517
4,000,000	Citigroup, Inc.(b)	A-	1.226%	07/25/2016	N/A	4,021,044
1,664,000	Garanti Diversified Payment Rights Finance Co., Series 2007-A, Class A1 (Cayman Islands) (b)	BBB+	0.460%	07/09/2017	N/A	1,571,398
2,250,000	UBS AG, Series FRN (Switzerland)(b)	A	1.264%	01/28/2014	N/A	2,258,397
1,500,000	Wells Fargo & Co., Series FRN(b)	A+	1.197%	06/26/2015	N/A	1,516,266
						10,872,622

	Commercial Receivables - 1.5%
500,000	Ford Motor Credit Co., LLC	BBB-	7.000%	04/15/2015	N/A	542,117
900,000	Ford Motor Credit Co., LLC	BBB-	8.000%	06/01/2014	N/A	943,843
2,000,000	Ford Motor Credit Co., LLC	BBB-	8.700%	10/01/2014	N/A	2,156,904
3,000,000	General Electric Capital Corp.(b)	AA+	1.303%	07/02/2015	N/A	3,040,734
						6,683,598

	Construction Materials - 0.3%
1,500,000	CRH America, Inc.	BBB+	5.300%	10/15/2013	N/A	1,507,519

	Consumer Financial - 0.1%
400,000	American Express Credit Corp.(b)	A-	1.123%	06/24/2014	N/A	402,490

	Diversified Financial Services - 0.5%
2,200,000	International Lease Finance Corp.(b)	BBB-	2.224%	06/15/2016	N/A	2,178,000

	Exploration & Production - 1.3%
1,000,000	Petroleos Mexicanos (Mexico)(b)	BBB-	2.286%	07/18/2018	N/A	1,031,000
4,333,665	RAS Laffan Liquefied Natural Gas Co. Ltd. III (Qatar)(a)	A	5.832%	09/30/2016	N/A	4,604,519
						5,635,519

	Financial Services- 2.0%
2,500,000	Goldman Sachs Group, Inc., Series FRN(b)	A-	1.465%	04/30/2018	N/A	2,497,247
3,500,000	JPMorgan Chase & Co., Series GMTN(b)	A	0.882%	02/26/2016	N/A	3,499,801
3,000,000	Morgan Stanley(b)	A-	1.512%	02/25/2016	N/A	3,016,611
						9,013,659

	Food & Beverage - 0.1%
500,000	Anheuser - Busch InBev Worldwide, Inc.(b)	A	0.628%	07/14/2014	N/A	501,520

	Hardware - 0.6%
2,500,000	Xerox Corp., Series FRN(b)	BBB-	1.672%	09/13/2013	N/A	2,500,898

	Healthcare Facilities- 0.7%
3,000,000	Express Scripts Holding Co.	BBB+	2.100%	02/12/2015	N/A	3,049,587

	Media - 0.6%
2,613,000	WPP Finance (United Kingdom)	BBB	8.000%	09/15/2014	N/A	2,796,268

	Metals & Mining - 2.1%
1,450,000	Anglo American Capital PLC (United Kingdom)(a)	BBB	9.375%	04/08/2014	N/A	1,518,577
4,600,000	Glencore Funding, LLC(a) (b)	BBB	1.422%	05/27/2016	N/A	4,442,648
3,550,000	Rio Tinto Finance USA PLC, Series FRN (United Kingdom)(b)	A-	1.113%	06/17/2016	N/A	3,560,242
						9,521,467

	Property & Casualty Insurance - 1.3%
3,100,000	Aspen Insurance Holdings Ltd. (Bermuda)	BBB+	6.000%	08/15/2014	N/A	3,238,443
500,000	Berkshire Hathaway, Inc., Series FRN(b)	AA	0.964%	08/15/2014	N/A	503,205
2,000,000	XL Group PLC (Ireland)	BBB+	5.250%	09/15/2014	N/A	2,089,466
						5,831,114

	Real Estate - 0.2%
950,000	WEA Finance, LLC / WT Finance Pty Ltd. (Australia) (a)	A-	5.750%	09/02/2015	N/A	1,036,820

	Real Estate Investment Trusts - 0.9%
1,300,000	Health Care REIT, Inc.	BBB	5.875%	05/15/2015	N/A	1,400,504
1,350,000	Mack-Cali Realty, LP	BBB	5.125%	02/15/2014	N/A	1,372,301
1,300,000	Realty Income Corp.	BBB+	5.500%	11/15/2015	N/A	1,413,331
						4,186,136

	Retail Staples- 0.5%
2,000,000	Walgreen Co.(b)	BBB	0.772%	03/13/2014	N/A	2,003,056

	Software & Services - 0.5%
2,000,000	CA, Inc.	BBB+	6.125%	12/01/2014	N/A	2,118,206
250,000	Symantec Corp.	BBB	2.750%	09/15/2015	N/A	257,595
						2,375,801

	Trucking & Leasing - 0.7%
3,000,000	Penske Truck Leasing Co., LP / PTL Finance Corp.(a)	BBB-	2.500%	07/11/2014	N/A	3,036,795

	Total Corporate Bonds - 17.3%
	(Cost $77,456,164)					77,376,239

	Asset Backed Securities - 7.6%
	Airlines - 0.3%
1,237,163	ACS Pass-Through Trust, Series 2007-1X, Class G1	A+	0.495%	06/14/2037	N/A	1,117,901

	Collateralized Debt Obligation - 1.1%
421,142	Legg Mason Real Estate CDO I Ltd. Series 2006-A1 Class A1T (Cayman Islands)(a) (b)	Aaa	0.464%	03/25/2038	N/A	402,249
4,609,476	Newcastle 2007, CDO Ltd., Series 9A, Class A1 (a)(b)	A1	0.444%	05/25/2052	N/A	4,484,652
18,732	Putnam Structured Product CDO, Series 2001-1A, Class A1SS (Cayman Islands)(a) (b)	AA	0.762%	02/25/2032	N/A	18,247
39,883	South Coast Funding, Series 5X, Class A1 (Cayman Islands)(b)	A	0.627%	08/06/2039	N/A	39,086
						4,944,234

	Collateralized Loan Obligation - 4.0%
2,500,000	Battalion CLO II Ltd., Series 2012-2X, Class C (Cayman Islands) (b)	A+	4.268%	11/15/2019	N/A	2,479,150
2,256,067	Brentwood CLO Corp. (Cayman Islands) (a) (b)	AAA	0.535%	02/01/2022	N/A	2,186,708
1,275,000	FM Leveraged Capital Fund, Series 2006-2A, Class D (Cayman Islands) (a) (b)	A+	1.864%	11/15/2020	N/A	1,259,548
1,500,000	Goldentree Credit Opportunities Financing Ltd., Series 2012-1X, Class B2 (Cayman Islands)	Aa2	4.280%	09/15/2024	N/A	1,503,876
500,000	Golub Capital Partners Fundings Ltd., Series 2007-1A, Class C (Cayman Islands)(a) (b)	A	1.023%	03/15/2022	N/A	469,948
2,000,000	Great Lakes CLO Ltd., Series 2012-1A, Class C (Cayman Islands)(a) (b)	A	4.368%	01/15/2023	N/A	1,986,600
250,000	ICE EM CLO, Series 2007-1X, Class A1D (Ireland)(b)	AAA	0.745%	08/15/2022	N/A	242,655
500,000	ICE EM CLO, Series 2007-1X, Class A2 (Ireland)(a) (b)	AA	0.996%	08/15/2022	N/A	465,880
750,000	KKR Financial CLO 2007-1 Corp., Series 2007-1A, Class D (Cayman Islands)(a) (b)	A	2.514%	05/15/2021	N/A	705,545
1,000,000	KKR Financial CLO Ltd., Series 2007-AA, Class C (Cayman Islands) (a) (b)	A+	2.918%	10/15/2017	N/A	989,780
500,000	Knightbridge CLO Ltd., Series 2007-1X, Class A2 (Cayman Islands)(b)	AA+	1.119%	01/11/2022	N/A	499,977
2,000,000	Newstar Trust, Series 2012-2A, Class B(a) (b)	Aa2	3.516%	01/20/2023	N/A	2,014,644
361,075	NewStar Trust, Series 2005-1A (a) (b)	AA+	0.766%	07/25/2018	N/A	360,694
2,000,000	Salus CLO 2012-1 Ltd., Series 2012-1X, Class B (Cayman Islands) (b)	AA	4.773%	03/05/2021	N/A	1,999,420
750,000	Telos CLO Ltd., Series 2013.3A, Class C (Cayman Islands)(a) (b)	A	3.268%	01/17/2024	N/A	730,556
						17,894,981

	Other - 1.3%
1,747,402	Drug Royalty II LP, Series 2012-1, Class A1(a) (b)	BBB	4.268%	01/15/2025	N/A	1,772,565
1,500,000	ING IM CLO Ltd. Series 2011-1 (Cayman Islands)(a) (b)	AA	2.173%	06/22/2021	N/A	1,499,895
2,500,000	Ticc CLO LLC (b)	AAA	2.516%	07/25/2021	N/A	2,489,063
						5,761,523

	Transportation - 0.9%
976,398	Aircraft Lease Securitization Ltd., Series 2007-1A, Class G3 (Jersey) (b)	A	0.446%	05/10/2032	N/A	943,445
2,230,505	Genesis Funding Ltd., Series 2006-1A, Class G1 (Bermuda) (a) (b)	A-	0.424%	12/19/2032	N/A	1,976,005
1,277,771	Genesis Funding Ltd, Series 2006-1X, Class G1 (Bermuda) (b)	A-	0.424%	12/19/2032	N/A	1,131,977
						4,051,427

	Total Asset Backed Securities - 7.6%
	(Cost $33,502,284)					33,770,066

	Collateralized Mortgage Obligations - 1.0%
	Commercial Mortgage Backed Security - 0.5%
957,324	Comm Mortgage Trust(a) (b)	BB	0.934%	06/15/2022	12/12/13 @ 100	931,469
1,371,890	SRERS Funding Ltd. (Cayman Islands)(a) (b)	Baa3	0.435%	05/09/2046	N/A	1,195,986
						2,127,455

	Residential Mortgage Backed Security - 0.5%
1,513,499	Accredited Mortgage Loan Trust 2007-1(b)	CCC	0.314%	02/25/2037	N/A	1,373,447
1,278,905	GreenPoint Mortgage Funding Trust 2006-AR1(b)	CCC	0.474%	02/25/2036	N/A	988,820
						2,362,267

	Total Collateralized Mortgage Obligations - 1.0%					4,489,722
	(Cost $4,520,950)

Principal
Amount	Description	Rating*	Yield	Maturity		Value
	US Treasury Securities - 26.7%
$44,000,000	U.S. Treasury Bill	NR	0.002%	09/05/2013	N/A	$43,999,956
30,000,000	U.S. Treasury Bill	NR	0.009%	09/19/2013	N/A	29,999,790
45,000,000	U.S. Treasury Bill	NR	0.014%	09/26/2013	N/A	44,999,505
	(Cost $118,998,751)					118,999,251

	Term Loans - 6.5%(c)
	Aerospace & Defense - 0.2%
867,825	Doncasters (b)	B	5.500%	04/09/2020	N/A	877,046

	Automotive - 0.2%
997,500	Ti Automotive (b)	BB-	5.500%	03/28/2019	N/A	1,002,487

	Communication Equipment - 0.2%
988,976	Avaya, Inc.(b)	B	4.762%	10/26/2017	N/A	883,561

	Computers - 0.2%
250,000	Expert (b)	B-	8.500%	04/03/2018	N/A	255,312
700,000	SRA International, Inc.(b)	B	6.500%	07/20/2018	N/A	695,188
						950,500

	Electric Equipment - 0.1%
276,321	Excelitas Technologies Corp.(b)	BB-	5.000%	11/29/2016	N/A	278,048

	Entertainment - 0.1%
400,000	Travelport, LLC(b)	NR	6.250%	08/23/2015	N/A	405,100

	Financial Services - 1.1%
2,000,000	National Financial	B+	5.250%	06/19/2020	N/A	2,018,760
1,000,000	Nuveen Investments, Inc.(b)	NR	4.182%	05/13/2017	N/A	997,290
1,967,766	RPI Finance Trust(b)	BBB-	3.500%	05/09/2018	N/A	1,981,914
						4,997,964
	Health Care Services - 0.5%
1,995,000	Apria Healthcare(b)	BB-	6.750%	04/01/2020	N/A	2,013,683

	Household Products & Housewares - 0.1%
496,250	Reynolds Group Holdings, Inc.(b)	B+	4.750%	09/28/2018	N/A	500,508

	Insurance - 0.2%
803,138	CNO Financial Group(b)	BB	3.750%	09/28/2018	N/A	807,153

	Internet - 0.2%
748,096	Go Daddy Operating Co., LLC(b)	Ba3	4.250%	12/17/2018	N/A	749,967

	Media Non-Cable- 1.1%
500,000	Acosta, Inc.(b)	B+	5.000%	03/02/2018	N/A	504,270
2,500,000	CSC Holdings, LLC(b)	BBB-	2.682%	04/17/2020	N/A	2,475,450
1,344,123	Getty Images, Inc.(b)	B	4.750%	10/18/2019	N/A	1,297,643
299,250	Univision Communications, Inc.(b)	B+	4.500%	03/01/2020	N/A	299,103
						4,576,466

	Oil & Gas Services - 0.6%
2,000,000	Ocean RIG	B+	5.500%	07/15/2016	N/A	2,020,000
744,384	Paradigm Pinnacle Holding Co. (Luxembourg)(b)	B+	4.750%	07/30/2019	N/A	744,153
						2,764,153

	Other - 0.1%
497,500	Ellucian (Datatel) (Sophia LP)(b)	B+	4.500%	07/19/2018	N/A	500,485

	Paper - 0.5%
2,000,000	Reynolds & Reynolds(b)	B+	4.750%	09/20/2018	N/A	2,011,260

	Retail Staples - 0.2%
995,000	Serta Simmons Holdings, LLC(b)	B+	5.000%	10/01/2019	N/A	1,000,443
498,747	Smart & Final	B	4.500%	11/19/2015	N/A	499,997
						1,500,440

	Software Services- 0.8%
870,410	Aspect Software, Inc.(b)	B	7.000%	05/07/2016	N/A	875,842
497,500	Deltek, Inc.(b)	B1	5.000%	10/10/2018	N/A	498,993
1,000,000	First Data Corp.(b)	B+	4.184%	03/23/2018	N/A	992,565
1,000,000	First Data Corp.(b)	B+	4.184%	09/24/2018	N/A	990,210
317,636	Infor US, Inc.(b)	B+	5.250%	04/05/2018	N/A	320,216
						3,677,826

	Wireless - 0.1%
298,500	Alcatel-Lucent	B+	0.073%	01/29/2019	N/A	300,537

	Total Term Loans - 6.5%
	(Cost $28,614,682)					28,797,184

Number
of Shares	Description					Value
	Exchange Traded Funds - 3.1%
205,550	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF					$5,473,797
323,650	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF					8,602,617
	(Cost $14,107,945)					14,076,414

Principal	Short-Term Investments - 38.5%				Optional Call
Amount	Description	Rating*		Maturity	Provisions**	Value
	Commercial Paper - 16.1%
$5,000,000	American Water Capital Corp.	A2		09/05/2013		$4,999,849
5,000,000	Apache Corp.	A2		09/16/2013		4,999,450
5,000,000	Bemis, Inc.	A2		09/16/2013		4,999,450
3,000,000	Cigna Corp.	A2		09/26/2013		2,999,430
5,000,000	Clorox Co.	A2		09/23/2013		4,999,200
5,700,000	Dominion Resources, Inc.	A2		09/24/2013		5,698,860
5,000,000	Duke Energy Corp.	A2		09/23/2013		4,999,190
5,000,000	Ecolab, Inc.	A2		09/20/2013		4,999,300
5,000,000	FMC Technologies, Inc.	A2		09/12/2013		4,999,600
5,000,000	Nissan MTR Acceptance Corp.	A2		09/18/2013		4,999,350
5,000,000	Omnicom Capital, Inc.	A2		09/20/2013		4,999,300
5,000,000	Pacific Gas Electric Co.	A2		09/10/2013		4,999,750
2,950,000	Southern California Edison Co.	A2		09/03/2013		2,949,941
5,000,000	VF Corp.	A2		09/03/2013		4,999,900
5,000,000	Vw Cr, Inc.	A2		09/09/2013		4,999,700
	(Cost $71,642,803)					71,642,270

	Repurchase Agreement - 18.1%
18,974,392	Bank of America, Inc., dated 08/02/2013; Proceeds at maturity - $18,991,258; (Collateralized by Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A, 0.963%, due 07/25/2047; Market Value $26,721,257)			09/11/2013		18,974,392
2,926,000	Jefferies & Company, Inc. dated 08/02/2013; Proceeds at maturity - $2,933,681; (Collateralized by GSAMP Trust, Series 2006-HE2, Class M1, 0.499%, due 03/25/2046; Market Value $4,054,050)			09/06/2013		2,926,000
7,936,000	Jefferies & Company, Inc. dated 08/16/2013; Proceeds at maturity - $7,948,499; (Collateralized by American Home Mortgage Asset Backed Funding Certificates, Series 2007-1, Class A1, 0.853%, due 02/25/2047; Market Value $8,905,797)			09/06/2013		7,936,000
4,800,000	Jefferies & Company, Inc. dated 08/21/2013; Proceeds at maturity - $4,805,400; (Collateralized by Asset Backed Funding Certificates, Series 2006-HE1, Class A2C, 0.339%, due 01/25/2037; Market Value $5,999,912)			09/06/2013		4,800,000
2,387,000	Jefferies & Company, Inc. dated 08/29/2013; Proceeds at maturity - $2,388,432; (Collateralized by Morgan Stanley Capital I Trust, Series 2007-HQ11, Class C, 5.558%, due 02/12/2044; Market Value $3,236,562)			09/06/2013		2,387,000
3,312,000	Jefferies & Company, Inc. dated 08/30/2013; Proceeds at maturity - $3,313,739; (Collateralized by Canaras Summit CLO Ltd., Series 2007-1A, Class D, 2.502%, due 06/19/2021; Market Value $4,800,000)			09/06/2013		3,312,000
20,123,000	Nomura Securities International, Inc., dated 08/19/2013; Proceeds at maturity - $20,143,123; (Collateralized by Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, 0.409%, due 11/19/2036; Market Value $24,328,207)			09/18/2013		20,123,000
3,148,000	Royal Bank of Scotland Securities, Inc., dated 08/02/2013; Proceeds at maturity - $3,149,679; (Collateralized by Structured Asset Securities Corp., Series 2004-20, Class 5A2, 6.250%, due 11/25/2034, Market Value $3,935,031)			09/03/2013		3,148,000
17,352,000	Royal Bank of Scotland Securities, Inc., dated 08/08/2013; Proceeds at maturity - $17,359,519; (Collateralized by JP Morgan Chase Commercial Mortgage Corp., Series 2006-LDP7, Class AM, 6.056%, due 04/15/2045, Market Value $21,697,500)			09/03/2013		17,352,000
	(Cost $80,958,392)					80,958,392

	Municipal Bonds - 3.2%
	Michigan - 0.2%
900,000	Michigan Finance Authority	NR	4.375%	08/20/2014	N/A	904,365
	New York - 3.0%
3,400,000	New York City, New York(b)(d)	AA-	0.400%	11/01/2026	N/A	3,400,000
6,000,000	New York City, New York Municipal Water Finance Authority(b)(d)	AAA	0.420%	06/15/2033	N/A	6,000,000
3,900,000	New York City, New York General Obligation Variable Rate, Series L-5(b)(d)	AA	0.430%	04/01/2035	N/A	3,900,000
	Total Short Term Municipal Bonds - 3.2%					13,300,000
	(Cost $14,200,000)					14,204,365

Number
of Shares	Description					Value
	Money Market - 1.1%
4,975,873	Dreyfus Treasury Prime Cash Management Institutional Shares	AAAm				4,975,873
	(Cost $4,975,873)

	Total Short-Term Investments - 38.5%
	(Cost $171,777,068)					171,780,900

	Total Investments - 100.7%
	(Cost $448,977,844)					449,289,776
	Liabilities in excess of Other Assets - (0.7%)					(3,157,813)
	Net Assets - 100.0%					$446,131,963

AG - Stock Corporation
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
Pty - Proprietary

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc., Fitch Ratings or DBRS.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.  For securities not rated by Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Rating Group, the rating by DBRS is provided).  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2013 these securities amounted to $42,333,700, which represents 9.5% of net assets.

(b) Floating or variable rate coupon. The rate shown is as of August 31, 2013.
(c)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments.  Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(d) Security has a maturity of more than one year, but has a variable rate and demand features which qualify it as a short-term security. The rate shown is that earned by the Fund as of August 31, 2013.

The obligations of certain United States Government sponsored entities are neither insured nor guaranteed by the United States Treasury.

GSY | Guggenheim Enhanced Short Duration Bond ETF

The Guggenheim Enhanced Short Duration Bond ETF had the following transactions with affiliated funds during the three months ended August 31, 2013.

					Three months ended
	Share Activity				August 31, 2013 (in $000s)
						Dividends
	Balance			Balance		Included
Security Name	5/31/2013	Purchases	Sales	8/31/2013	Value	in Income
Guggenheim Bullet Shares 2014 High Yield Corporate Bond ETF	140,000	65,550		205,550	$5,474	$33
Guggenheim Bullet Shares 2015 High Yield Corporate Bond ETF	258,000	65,650		323,650	8,603	73
					$14,077	$106

Affiliated funds accounted for $0 of the net realized gain on investments and $(50,387) of the change in net unrealized depreciation on investments during the period.

Country Breakdown	% of Total Investments
United States	91.5%
Cayman Islands	2.9%
United Kingdom	2.1%
Bermuda	1.2%
Qatar	1.0%
Switzerland	0.5%
Ireland	0.4%
Luxemburg	0.2%
Mexico	0.2%
Subject to change daily.

See previously submitted notes to financial statements for the period ended May 31, 2013.

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$448,977,844	$831,221	$(519,289)	$311,932

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Fund’s valuation procedures.  The Fund did not have any Level 3 securities at August 31, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$77,376	$-	$77,376
Asset Backed Securities	-	33,770	-	33,770
Collateralized Mortgage Obligations	-	4,490	-	4,490
U.S. Treasury Securities	-	118,999	-	118,999
Term Loans	-	28,797	-	28,797
Exchange Traded Funds	14,077	-	-	14,077
Commercial Paper	-	71,642	-	71,642
Municipal Bonds	-	14,205	-	14,205
Repurchase Agreement	-	80,958	-	80,958
Money Market Fund	4,976	-	-	4,976
Total	$19,053	$430,237	$-	$449,290

The transfers in and out of the valuation levels as of August 31, 2013 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Transfers from Level 3 to Level 2 (in $000s)
Asset Backed Securities	$2,243
Corporate Bonds	1,571
$3,814

These transfers were due to the availability of market price information for each respective security at August 31, 2013.

The following table presents the activity for the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the three months ended August 31, 2013.

Beginning Balance at 5/31/13 (in $000s)
Asset Backed Securities	$ 2,264
Corporate Bonds	1,668
Realized Gain/Loss (related to Paydown):
Asset Backed Securities	3
Corporate Bonds	6
Change in Unrealized Gain/Loss:
Asset Backed Securities	(24)
Corporate Bonds	(103)
Transfers Out:
Asset Backed Securities	(2,243)
Corporate Bonds	(1,571)
Ending Balance at 8/31/13
Asset Backed Securities	-
Corporate Bonds	-
Total Level 3 holdings	$ -

LVL Guggenheim S&P Global Dividend Opportunities Index ETF
Portfolio of Investments
August 31, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.6%
	Common Stocks - 96.7%
	Australia - 17.4%
16,359	ASX Ltd.	$ 516,511
19,510	Australia & New Zealand Banking Group Ltd.	515,911
62,495	Bendigo and Adelaide Bank Ltd.	562,734
110,681	CFS Retail Property Trust Group, REIT	199,128
7,546	Commonwealth Bank of Australia	489,546
481,399	DUET Group	891,816
477,287	Metcash Ltd.	1,381,560
64,237	Monadelphous Group Ltd.(a)	1,062,439
500,160	Myer Holdings Ltd.(a)	1,225,035
22,106	National Australia Bank Ltd.	638,898
255,968	OZ Minerals Ltd.	964,346
854,585	SP AusNet	879,112
62,469	Stockland, REIT	207,530
334,384	Tatts Group Ltd.	955,999
187,224	Telstra Corp. Ltd.	817,080
197,652	UGL Ltd.(a)	1,304,447
21,921	Westpac Banking Corp.	612,856
		13,224,948

	Belgium - 2.6%
74,890	Belgacom SA	1,787,374
2,054	Cofinimmo, REIT	227,371
		2,014,745

	Bermuda - 1.0%
72,757	VimpelCom Ltd., ADR	780,683

	Brazil - 0.6%
28,831	CPFL Energia SA, ADR	470,810

	Canada - 8.0%
14,495	Artis Real Estate Investment Trust, REIT	186,186
22,590	Baytex Energy Corp.(a)	891,908
34,498	Bell Aliant, Inc.	868,255
48,039	Canadian Oil Sands Ltd.	920,341
10,390	Cominar Real Estate Investment Trust, REIT	183,689
27,996	Crescent Point Energy Corp.(a)	1,019,629
118,664	Lightstream Resources Ltd.(a)	813,291
107,421	Penn West Petroleum Ltd.	1,209,746
		6,093,045

	Channel Islands - 2.4%
158,200	Polymetal International PLC	1,848,857

	Czech Republic - 0.8%
27,299	CEZ AS	629,231

	Denmark - 1.8%
165,403	TDC A/S	1,347,526

	Finland - 6.7%
54,644	Elisa OYJ	1,146,373
49,560	Fortum OYJ	984,168
39,510	Orion OYJ, Class B	913,276
109,717	Stora ENSO OYJ	845,613
101,490	UPM-Kymmene OYJ	1,222,489
		5,111,919

	France - 3.0%
2,699	Fonciere Des Regions, REIT	208,231
16,257	Neopost SA	1,136,134
47,519	Vivendi SA	961,496
		2,305,861

	Germany - 5.7%
46,723	Freenet AG	1,099,412
51,531	ProSiebenSat.1 Media AG	2,179,457
149,809	Telefonica Deutschland Holding AG	1,044,384
		4,323,253

	Hong Kong - 0.7%
1,238,000	Shougang Fushan Resources Group Ltd.(a)	415,094
293,039	Yuexiu Real Estate Investment Trust, REIT	147,003
		562,097

	Israel - 3.7%
1,282,821	Bezeq The Israeli Telecommunication Corp. Ltd.	2,099,439
101,090	Israel Chemicals Ltd.	704,246
		2,803,685

	Italy - 3.8%
51,933	Atlantia SpA	935,421
50,617	Eni SpA	1,153,329
194,557	Terna Rete Elettrica Nazionale SpA	829,147
		2,917,897

	Netherlands - 0.3%
6,379	Corio NV, REIT	249,901

	Norway - 0.9%
47,224	Gjensidige Forsikring ASA	670,005

	Portugal - 1.5%
320,982	EDP - Energias de Portugal SA	1,131,762

	Singapore - 0.9%
104,000	Ascendas Real Estate Investment Trust, REIT	177,576
430,000	Hutchison Port Holdings Trust	318,200
143,000	Suntec Real Estate Investment Trust, REIT	170,245
		666,021

	South Africa - 3.3%
614,861	African Bank Investments Ltd.(a)	980,439
11,864	Kumba Iron Ore Ltd.(a)	521,316
194,911	MMI Holdings Ltd.	391,497
51,342	Vodacom Group Ltd.	581,853
		2,475,105

	South Korea - 0.6%
28,232	KT Corp., ADR	453,688

	Spain - 3.9%
34,218	Enagas SA	775,159
85,942	Ferrovial SA	1,422,206
15,421	Red Electrica Corporacion SA	798,013
		2,995,378

	Sweden - 2.2%
35,608	NCC AB	929,606
41,243	Skanska AB	737,486
		1,667,092

	Switzerland - 0.9%
2,605	Zurich Insurance Group AG	647,059

	Taiwan - 0.6%
13,701	Chunghwa Telecom Co. Ltd., ADR(a)	430,896

	Turkey - 2.2%
90,280	Tofas Turk Otomobil Fabrika	467,290
29,713	Tupras Turkiye Petrol Rafinerileri AS	571,446
212,857	Turk Telekomunikasyon AS(a)	651,651
		1,690,387

	United Kingdom - 3.1%
23,538	Admiral Group PLC	459,142
24,256	AstraZeneca PLC	1,192,437
64,931	National Grid PLC	745,780
		2,397,359

	United States - 18.1%
27,806	American Capital Agency Corp., REIT	632,865
32,762	American Capital Mortgage Investment Corp., REIT	656,550
40,479	Annaly Capital Management, Inc., REIT	472,390
50,081	Ares Capital Corp.	880,424
29,987	Capstead Mortgage Corp., REIT	352,047
176,739	Chimera Investment Corp., REIT	519,613
10,069	Colony Financial, Inc., REIT	199,064
105,796	Fifth Street Finance Corp.	1,096,047
8,023	Government Properties Income Trust, REIT	187,578
4,157	Highwoods Properties, Inc., REIT	140,423
7,837	Hospitality Properties Trust, REIT	211,756
26,758	Invesco Mortgage Capital, Inc., REIT	409,665
9,359	Mack-Cali Realty Corp., REIT	202,154
12,131	Mercury General Corp.	532,308
48,512	New York Community Bancorp, Inc.	710,701
5,301	Omega Healthcare Investors, Inc., REIT	150,548
15,002	PennyMac Mortgage Investment Trust, REIT	315,792
101,450	Pitney Bowes, Inc.(a)	1,655,664
102,548	Prospect Capital Corp.	1,135,206
8,647	Starwood Property Trust, Inc., REIT	215,570
17,553	TAL International Group, Inc.	751,268
45,966	Two Harbors Investment Corp., REIT	437,137
71,353	Valley National Bancorp(a)	719,952
71,317	Vector Group Ltd.(a)	1,164,607
		13,749,329

	Total Common Stocks - 96.7%
	(Cost $74,798,700)	73,658,539

	Preferred Stocks - 2.9%
	Brazil - 2.9%
58,327	Cia Energetica de Minas Gerais, ADR(a)	463,700
1,201,613	Oi SA, ADR(a)	1,754,355
	(Cost $2,736,972)	2,218,055

	Total Long-Term Investments - 99.6%
	(Cost $77,535,672)	75,876,594

	Investments of Collateral for Securities Loaned - 18.2%
13,835,164	BNY Mellon Securities Lending Overnight Fund, 0.0813%(b) (c)	$ 13,835,164
	(Cost $13,835,164)

	Total Investments - 117.8%
	(Cost $91,370,836)	89,711,758
	Liabilities in excess of Other Assets - (17.8%)	(13,566,408)
	Net Assets - 100.0%	$ 76,145,350

AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
AS - Joint Stock Company
ASA - Stock Company
A/S - Limited Liability Stock Company or Stock Company
NV - Publicly Traded Company
OYJ - Public Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation
SpA - Limited Share Company

(a) Security, or portion thereof, was on loan at August 31, 2013.
(b) At August 31, 2013, the total market value of the Fund's securities on loan was $12,466,327 and the total market value of the collateral held by the Fund was $13,835,164.
(c) Interest rate shown reflects yield as of August 31, 2013.

See previously submitted notes to financial statements for the period ended May 31, 2013.

Security of Investments by Sector Classification**
Financial	24.5%
Communications	23.7%
Utilities	11.3%
Energy	9.2%
Industrial	8.6%
Basic Materials	8.1%
Consumer, Non-cyclical	7.4%
Technology	3.7%
Consumer, Cyclical	3.5%

** Subject to change daily. Based on long-term investments. Securities are classified by sectors that represent broad groups of related industries.

At August 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$91,855,378	$3,183,185	$(5,326,805)	$(2,143,620)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi)
information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for Level 3 securities are determined in accordance with the Fund's valuation procedures. The fund did not have any Level 3 securities at August 31, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective as of the beginning of the period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$73,659	$-	$-	$73,659
Preferred Stocks	2,218	-	-	2,218
Investments of Collateral for Securities Loaned	13,835	-	-	13,835
Total	$89,712	$-	$-	$89,712

During the three months ended August 31, 2013, there were no transfers between levels.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	October 29, 2013

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 29, 2013